UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—May 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2021
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
California Municipal Money Market Fund	3
California Intermediate-Term Tax-Exempt Fund	20
California Long-Term Tax-Exempt Fund	182
Trustees Approve Advisory Arrangements	232
Liquidity Risk Management	234

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2021
	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,000.00	$0.45
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,008.00	$0.85
Admiral™ Shares	1,000.00	1,008.40	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,014.50	$0.85
Admiral Shares	1,000.00	1,014.90	0.45
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.48	$0.45
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.09%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

California Municipal Money Market Fund
Distribution by Effective Maturity1
As of May 31, 2021
1 - 7 Days	90.9%
8 - 30 Days	4.7
31 - 60 Days	3.5
61 - 90 Days	0.4
91 - 180 Days	0.1
Over 180 Days	0.4
1 Percentage of investments.

California Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.8%)
California (99.8%)
[1]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	0.030%	6/3/21	50,700	50,700
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue VRDO	0.040%	6/3/21	7,205	7,205
[1]	ABAG Finance Authority for Nonprofit Corps. Recreational Revenue VRDO	0.070%	6/3/21	7,000	7,000
[1,2]	Alameda CA Unified School District TOB VRDO	0.070%	6/3/21	4,000	4,000
[1,2]	Allan Hancock CA Joint Community College GO TOB VRDO	0.070%	6/3/21	11,491	11,491
[1,2]	Anaheim CA Elementary School District GO TOB VRDO	0.050%	6/3/21	2,120	2,120
[1]	Anaheim Housing Authority Local or Guaranteed Housing Revenue VRDO	0.070%	6/3/21	5,485	5,485
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	6/4/21	8,435	8,435
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	6/4/21	6,060	6,060
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	6/4/21	6,710	6,710
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	6/4/21	19,630	19,630
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	6/4/21	12,035	12,035
[1,2]	Bay Area Toll Authority CA Toll Bridge Highway Revenue TOB VRDO	0.070%	6/4/21	8,335	8,335
[1,2]	Bay Area Toll Authority CA Toll Bridge Revenue Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/4/21	5,250	5,250
[1,2]	Bay Area Toll Authority Highway Revenue TOB VRDO	0.070%	6/4/21	9,000	9,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	6/3/21	20,000	20,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	6/3/21	3,975	3,975
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	6/3/21	14,825	14,825
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	6/3/21	24,115	24,115
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	6/3/21	11,705	11,705
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.030%	6/3/21	4,480	4,480
[1,2]	Beverly Hills CA Public Financing Authority Water Revenue TOB VRDO	0.070%	6/3/21	4,580	4,580
[1]	Big Bear Lake CA Industrial Revenue VRDO	0.090%	6/2/21	34,900	34,900
[1,2]	BlackRock MuniYield California Fund Inc. VRDO VRDP	0.120%	6/7/21	45,800	45,800
[1,2]	BlackRock MuniYield California Quality Fund Inc. VRDO VRDP	0.120%	6/7/21	159,200	159,200
[1,2]	California Coast Community College District GO TOB VRDO	0.070%	6/3/21	5,705	5,705
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.070%	6/3/21	4,375	4,375

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.070%	6/3/21	2,180	2,180
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	6/3/21	4,000	4,000
	California Educational Facilities Authority College & University Revenue VRDO	0.040%	6/2/21	4,793	4,793
	California GO	0.100%	6/1/21	4,780	4,780
	California GO	0.120%	6/3/21	41,300	41,300
	California GO	0.130%	8/18/21	15,235	15,235
[1,2]	California GO TOB VRDO	0.070%	6/3/21	13,000	13,000
[1,2]	California GO TOB VRDO	0.070%	6/3/21	10,000	10,000
[1,2,3]	California GO TOB VRDO	0.070%	6/3/21	5,005	5,005
[1,2]	California GO TOB VRDO	0.070%	6/3/21	2,220	2,220
[1,2]	California GO TOB VRDO	0.070%	6/3/21	17,590	17,590
[1,2]	California GO TOB VRDO	0.080%	6/3/21	3,335	3,335
[1,2]	California GO TOB VRDO	0.080%	6/3/21	4,500	4,500
[1,2]	California GO TOB VRDO	0.080%	6/3/21	2,770	2,770
[1,2]	California GO TOB VRDO	0.070%	6/4/21	4,580	4,580
[1,2]	California GO TOB VRDO	0.070%	6/4/21	5,000	5,000
[1,2]	California GO TOB VRDO	0.070%	6/4/21	1,070	1,070
[1]	California GO VRDO	0.010%	6/1/21	14,575	14,575
[1]	California GO VRDO	0.010%	6/1/21	8,300	8,300
[1]	California GO VRDO	0.010%	6/1/21	11,900	11,900
[1]	California GO VRDO	0.040%	6/2/21	69,770	69,770
[1]	California GO VRDO	0.040%	6/2/21	50,100	50,100
[1,2,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.150%	0.200%	11/1/21	2,500	2,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/3/21	6,750	6,750
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	6/3/21	6,665	6,665
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	6/3/21	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/4/21	2,060	2,060
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/4/21	2,295	2,295
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/4/21	11,395	11,395
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	9,120	9,120
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/2/21	52,560	52,560
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/2/21	33,600	33,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/2/21	39,120	39,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/2/21	16,900	16,900
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/2/21	29,990	29,990
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/3/21	29,600	29,600
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/3/21	15,000	15,000
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/3/21	4,110	4,110

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/3/21	49,100	49,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/3/21	32,650	32,650
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.070%	6/3/21	7,740	7,740
[2]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.450%	7/1/21	27,500	27,500
[1,2]	California Infrastructure & Economic Development Bank Revenue TOB VRDO	0.070%	6/3/21	6,970	6,970
	California Municipal Finance Authority Industrial Revenue (ExxonMobil Project) VRDO	0.030%	6/1/21	18,210	18,210
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	6/2/21	33,010	33,010
[1,2]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	0.130%	6/4/21	3,740	3,740
[1,2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/3/21	3,750	3,750
	California State Department Water Resources Water Revenue	0.100%	6/24/21	18,244	18,244
[1,2]	California State University College & University Revenue TOB VRDO	0.070%	6/3/21	5,510	5,510
[1,2]	California State University College & University Revenue TOB VRDO	0.070%	6/4/21	2,240	2,240
[1,2]	California State University Systemwide College & University Revenue TOB VRDO	0.070%	6/3/21	7,160	7,160
[1]	California Statewide Communities Development Authority Government Fund/Grant Revenue VRDO	0.030%	6/3/21	39,970	39,970
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/3/21	2,175	2,175
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	5,900	5,900
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/3/21	10,300	10,300
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	6/1/21	13,300	13,300
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	6/1/21	23,800	23,800
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	6/1/21	14,400	14,400
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	6/3/21	11,900	11,900
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	6/3/21	12,785	12,785
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	6/3/21	12,405	12,405
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	6/3/21	25,745	25,745
[1]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	0.040%	6/3/21	12,690	12,690
[1,2]	Chino Valley Unified School District GO TOB VRDO	0.070%	6/3/21	4,000	4,000
[1,2]	Coast Community College District GO TOB VRDO	0.070%	6/3/21	12,900	12,900
	Contra Costa CA Water District	0.100%	2/18/22	17,500	17,500
[1,2]	Cupertino Union School District GO TOB VRDO	0.070%	6/4/21	8,870	8,870
[1,2]	Desert CA Community College District GO TOB VRDO	0.070%	6/3/21	6,000	6,000
[1,2]	Downey CA Unified School District GO TOB VRDO	0.080%	6/3/21	3,730	3,730
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.030%	6/1/21	35,765	35,765
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.030%	6/1/21	12,925	12,925
	East Bay Municipal Utility District	0.100%	7/6/21	13,940	13,940

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District	0.110%	7/7/21	25,400	25,400
[1,2]	East Bay Municipal Utility District Water System Revenue TOB VRDO	0.070%	6/3/21	13,525	13,525
[1,2]	East Bay Municipal Utility District Water System Revenue TOB VRDO	0.080%	6/3/21	2,500	2,500
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.060%	6/3/21	13,200	13,200
[1,2]	Eastern Municipal Water District Financing Authority Water Revenue TOB VRDO	0.080%	6/3/21	9,000	9,000
[1,2]	Elk Grove CA Unified School District GO TOB VRDO	0.030%	6/1/21	10,925	10,925
[1,2]	Elk Grove CA Unified School District GO TOB VRDO	0.030%	6/3/21	670	670
[1,2]	Elk Grove CA Unified School District GO TOB VRDO	0.080%	6/4/21	2,120	2,120
[1]	Escondido Community Development Commission Local or Guaranteed Housing Revenue VRDO	0.070%	6/3/21	4,250	4,250
[1,2,5]	Fairfield CA COP TOB VRDO	0.150%	6/3/21	2,336	2,336
[1,2]	Folsom Cordova Unified School District School Facilities Improvement District No. 5 GO TOB VRDO	0.070%	6/3/21	3,750	3,750
[1,2]	Foothill-De Anza Community College District GO TOB VRDO	0.080%	6/3/21	7,500	7,500
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB VRDO	0.100%	6/4/21	1,110	1,110
[1,2]	Gilroy CA Unified School District GO TOB VRDO	0.080%	6/3/21	2,000	2,000
[1,2]	Glendale CA Community College District GO TOB VRDO	0.070%	6/3/21	4,000	4,000
[1,2]	Hartnell CA Community College GO TOB VRDO	0.070%	6/3/21	1,245	1,245
[1,2]	Hayward CA Area Recreation & Park District GO TOB VRDO	0.080%	6/3/21	5,000	5,000
[1,2]	Huntington Beach City School District GO TOB VRDO	0.030%	6/1/21	12,200	12,200
[1]	Irvine CA Special Assessment Revenue VRDO	0.010%	6/1/21	16,490	16,490
[1]	Irvine CA VRDO	0.010%	6/1/21	3,400	3,400
[1]	Irvine CA VRDO	0.010%	6/1/21	6,800	6,800
[1]	Irvine CA VRDO	0.010%	6/1/21	4,000	4,000
[1]	Irvine CA VRDO	0.010%	6/1/21	5,200	5,200
[1]	Irvine CA VRDO	0.010%	6/1/21	5,275	5,275
[1]	Irvine CA VRDO	0.010%	6/1/21	4,550	4,550
[1]	Irvine CA VRDO	0.010%	6/1/21	9,070	9,070
[1]	Irvine CA VRDO	0.020%	6/1/21	24,100	24,100
[1,2]	Irvine Ranch CA Water District COP TOB VRDO	0.070%	6/3/21	3,220	3,220
[1]	Irvine Ranch Water District VRDO	0.010%	6/1/21	14,095	14,095
[1,2,6]	Lake Elsinore CA Unified School District GO TOB VRDO	0.070%	6/3/21	6,560	6,560
[1]	Livermore Housing Authority Local or Guaranteed Housing Revenue VRDO	0.070%	6/3/21	4,770	4,770
[1,2]	Long Beach CA Community College District GO TOB VRDO	0.070%	6/3/21	5,051	5,051
[1,2]	Long Beach CA Harbor Revenue TOB VRDO	0.070%	6/3/21	4,000	4,000
[1,2]	Long Beach CA Harbor Revenue TOB VRDO	0.070%	6/3/21	3,750	3,750
[1,2]	Long Beach Unified School District GO TOB VRDO	0.070%	6/3/21	32,160	32,160
[1,2]	Long Beach Unified School District GO TOB VRDO	0.070%	6/3/21	1,620	1,620
[1,2]	Los Angeles CA Community College District GO TOB VRDO	0.080%	6/3/21	3,750	3,750
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.090%	6/3/21	9,555	9,555
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.090%	6/3/21	3,970	3,970
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.090%	6/3/21	4,500	4,500
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.090%	6/3/21	5,015	5,015
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.120%	6/3/21	1,460	1,460
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.120%	6/3/21	2,940	2,940

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.130%	6/3/21	5,020	5,020
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.130%	6/3/21	6,665	6,665
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.130%	6/3/21	7,545	7,545
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.080%	6/3/21	18,095	18,095
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.090%	6/3/21	6,520	6,520
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.090%	6/3/21	2,670	2,670
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.120%	6/3/21	8,895	8,895
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.130%	6/3/21	2,500	2,500
[1,2]	Los Angeles CA Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.080%	6/3/21	2,000	2,000
[1,2]	Los Angeles CA Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.080%	6/3/21	5,400	5,400
[1,2]	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	0.070%	6/3/21	9,200	9,200
[1,2]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	0.070%	6/4/21	1,150	1,150
[1,2]	Los Angeles CA Harbor Department Revenue TOB VRDO	0.070%	6/3/21	1,875	1,875
[1,2]	Los Angeles CA Harbor Department Revenue TOB VRDO	0.090%	6/3/21	2,220	2,220
	Los Angeles CA Municipal Improvement Corporation Lease Revenue	0.110%	6/29/21	18,500	18,500
	Los Angeles CA Municipal Improvement Corporation Lease Revenue	0.100%	7/12/21	15,380	15,380
[1]	Los Angeles CA Wastewater System Water Revenue VRDO	0.030%	6/3/21	17,465	17,465
	Los Angeles County	0.100%	6/15/21	14,950	14,950
	Los Angeles County	0.100%	6/15/21	17,400	17,400
	Los Angeles County	0.100%	6/17/21	36,800	36,800
	Los Angeles County	0.120%	7/15/21	18,000	18,000
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.100%	6/15/21	18,000	18,000
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.100%	6/17/21	9,440	9,440
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.100%	7/14/21	10,100	10,100
	Los Angeles County CA General Fund Revenue TRAN	4.000%	6/30/21	41,070	41,196
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	6/1/21	36,600	36,600
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	6/1/21	1,000	1,000
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.050%	6/3/21	4,200	4,200
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.070%	6/3/21	7,335	7,335
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	6/1/21	12,850	12,850
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	6/3/21	41,420	41,420
[1,2]	Los Angeles Department of Water & Power Water System Water Revenue TOB VRDO	0.080%	6/3/21	12,270	12,270
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	20,100	20,100

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	9,500	9,500
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	6/3/21	33,100	33,100
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.020%	6/3/21	7,050	7,050
	Los Angeles Municipal Improvement Corp.	0.130%	7/7/21	2,500	2,500
[1,2]	Lucia Mar CA Unified School District GO TOB VRDO	0.080%	6/4/21	9,975	9,975
[1,2]	Madera CA Unified School District GO TOB VRDO	0.070%	6/3/21	6,400	6,400
[1,2]	Marin CA Community College District GO TOB VRDO	0.070%	6/3/21	3,125	3,125
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.070%	6/3/21	5,235	5,235
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.070%	6/3/21	5,585	5,585
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.080%	6/3/21	1,600	1,600
[1,2]	Marin CA Water District Financing Authority Revenue TOB VRDO	0.080%	6/3/21	4,025	4,025
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	40,900	40,900
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	34,255	34,255
[1,2]	Modesto CA Elementary School District Stanislaus Country GO TOB VRDO	0.080%	6/3/21	5,400	5,400
[1]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	0.040%	6/3/21	38,135	38,135
[1,2]	Montebello Unified School District GO TOB VRDO	0.070%	6/3/21	4,700	4,700
[1,2]	Morgan Hill Unified School District GO TOB VRDO	0.070%	6/3/21	8,000	8,000
[1,2]	Mount San Antonio CA Community College District GO TOB VRDO	0.070%	6/3/21	8,000	8,000
[1,2]	Newhall CA School District GO TOB VRDO	0.030%	6/1/21	10,450	10,450
[1]	Northern California Power Agency Electric Power & Light Revenue VRDO	0.050%	6/2/21	33,600	33,600
[1,2]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.070%	6/3/21	7,500	7,500
[1,2]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.080%	6/3/21	2,500	2,500
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	6/7/21	10,000	10,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	6/7/21	67,000	67,000
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.200%	6/1/21	58,300	58,300
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.120%	6/7/21	9,100	9,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.120%	6/7/21	19,100	19,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.140%	6/7/21	60,500	60,500
[1,2]	Oakland CA GO TOB VRDO	0.030%	6/1/21	10,135	10,135
[1]	Oceanside CA Local or Guaranteed Housing Revenue VRDO	0.050%	6/3/21	15,000	15,000
[1]	Orange County Water District COP VRDO	0.040%	6/2/21	11,400	11,400
[1,2,6]	Oxnard School District GO TOB VRDO	0.070%	6/3/21	6,000	6,000
[1]	Pasadena CA COP VRDO	0.030%	6/3/21	59,530	59,530
[1,2]	Poway CA Unified School District GO TOB VRDO	0.070%	6/3/21	3,982	3,982
[1]	Riverside CA COP VRDO	0.040%	6/3/21	7,405	7,405
[1,2,4]	Sacramento CA Area Flood Control Agency Special Assessment Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.150%	0.200%	10/1/21	2,300	2,300
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.070%	6/3/21	6,000	6,000
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.070%	6/3/21	10,000	10,000
[1,2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.070%	6/3/21	12,000	12,000
[1,2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.070%	6/3/21	3,000	3,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento County CA Local or Guaranteed Housing Revenue VRDO	0.070%	6/3/21	9,700	9,700
[1]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	0.040%	6/3/21	14,270	14,270
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.020%	6/3/21	24,600	24,600
	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	90,880	90,880
[1,2]	San Bernardino CA Community College District GO TOB VRDO	0.070%	6/3/21	4,620	4,620
[1,2]	San Bernardino County CA Transportation Authority Revenue TOB VRDO	0.070%	6/3/21	7,900	7,900
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.070%	6/3/21	4,500	4,500
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.070%	6/3/21	1,105	1,105
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.070%	6/3/21	4,000	4,000
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.080%	6/3/21	2,500	2,500
[1,2]	San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB VRDO	0.070%	6/3/21	6,665	6,665
	San Diego County CA Water Authority	0.100%	6/8/21	22,500	22,500
	San Diego County CA Water Authority	0.100%	7/7/21	35,000	35,000
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.030%	6/3/21	81,085	81,085
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.070%	6/2/21	102,710	102,710
[1,2]	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.070%	6/3/21	3,750	3,750
[1,2]	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.080%	6/3/21	5,550	5,550
[1,2]	San Francisco CA City & County GO VRDO	0.060%	6/3/21	18,015	18,015
[1,2]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.090%	6/3/21	37,185	37,185
[1,2]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.090%	6/3/21	19,655	19,655
[1,2]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.110%	6/4/21	12,900	12,900
[1]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	81,215	81,215
[1]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	43,340	43,340
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	0.070%	6/3/21	7,500	7,500
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	0.080%	6/3/21	6,900	6,900
[1,2]	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.070%	6/3/21	8,885	8,885
[1,2]	San Francisco CA Public Utilities Commission Water Revenue TOB VRDO	0.070%	6/4/21	20,990	20,990
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.050%	6/2/21	68,330	68,330
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.070%	6/2/21	5,700	5,700
[1]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.040%	6/3/21	8,395	8,395
[1]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue VRDO	0.040%	6/3/21	6,090	6,090
[1,2]	San Joaquin Delta CA Community College District GO TOB VRDO	0.090%	6/3/21	4,835	4,835
[1,2]	San Jose Unified School District GO TOB VRDO	0.070%	6/3/21	2,120	2,120
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.080%	6/3/21	8,810	8,810
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.080%	6/3/21	2,235	2,235

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	21,200	21,200
[1,2]	San Mateo Union High School District GO TOB VRDO	0.070%	6/3/21	7,607	7,607
[1,2]	Santa Clara County CA GO TOB VRDO	0.070%	6/3/21	8,250	8,250
[1]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.050%	6/2/21	17,640	17,640
[1]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	7,650	7,650
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	22,740	22,740
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.070%	6/3/21	1,200	1,200
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.070%	6/3/21	5,000	5,000
[1,2]	Solano County CA Community College District GO TOB VRDO	0.080%	6/3/21	3,000	3,000
[1,2]	Sonoma County Junior College District GO TOB VRDO	0.070%	6/3/21	16,000	16,000
[1]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.010%	6/1/21	40,750	40,750
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.070%	6/3/21	6,010	6,010
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.080%	6/3/21	3,200	3,200
[1,2]	Sunnyvale CA School District GO TOB VRDO	0.070%	6/3/21	2,000	2,000
	University of California	0.100%	6/7/21	5,250	5,250
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	6/3/21	8,670	8,670
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	6/3/21	2,230	2,230
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	6/3/21	10,550	10,550
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	6/3/21	8,475	8,475
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	4,125	4,125
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	2,585	2,585
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	2,500	2,500
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	27,505	27,505
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	20,870	20,870
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	6/3/21	2,500	2,500
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	6/4/21	4,500	4,500
	University of California College & University Revenue VRDO	0.010%	6/1/21	39,000	39,000
	University of California College & University Revenue VRDO	0.010%	6/1/21	17,460	17,460
	University of California College & University Revenue VRDO	0.010%	6/1/21	34,450	34,450
[1,2]	University of California College and University Revenue TOB VRDO	0.070%	6/3/21	5,000	5,000
[1,2]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/3/21	13,605	13,605
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	8,420	8,420
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	5,155	5,155
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	22,005	22,005
[1,2]	Ventura County CA Community College District GO TOB VRDO	0.080%	6/3/21	6,000	6,000
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.080%	6/3/21	200	200

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Yosemite CA Community College District GO TOB VRDO	0.070%	6/3/21	5,091	5,091
Total Tax-Exempt Municipal Bonds (Cost $4,183,516)					4,183,516
Total Investments (99.8%) (Cost $4,183,516)					4,183,516
Other Assets and Liabilities—Net (0.2%)					9,105
Net Assets (100%)					4,192,621
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $1,598,013,000, representing 38.1% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
COP—Certificate of Participation.
GO—General Obligation Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,183,516)	4,183,516
Investment in Vanguard	151
Cash	47
Receivables for Investment Securities Sold	2,040
Receivables for Accrued Income	1,889
Receivables for Capital Shares Issued	8,815
Receivables from Vanguard	332
Other Assets	2,146
Total Assets	4,198,936
Liabilities
Payables for Capital Shares Redeemed	6,016
Payables for Distributions	4
Payables to Vanguard	295
Total Liabilities	6,315
Net Assets	4,192,621
At May 31, 2021, net assets consisted of:

Paid-in Capital	4,192,470
Total Distributable Earnings (Loss)	151
Net Assets	4,192,621

Net Assets
Applicable to 4,191,473,252 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,192,621
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	2,132
Total Income	2,132
Expenses
The Vanguard Group—Note B
Investment Advisory Services	365
Management and Administrative	2,942
Marketing and Distribution	201
Custodian Fees	11
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Total Expenses	3,525
Expense Reduction—Note B	(1,613)
Net Expenses	1,912
Net Investment Income	220
Realized Net Gain (Loss) on Investment Securities Sold	72
Net Increase (Decrease) in Net Assets Resulting from Operations	292

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	220	26,095
Realized Net Gain (Loss)	72	317
Net Increase (Decrease) in Net Assets Resulting from Operations	292	26,412
Distributions
Total Distributions	(220)	(26,103)
Capital Share Transactions (at $1.00 per share)
Issued	1,052,423	3,024,172
Issued in Lieu of Cash Distributions	198	23,189
Redeemed	(1,454,954)	(4,102,524)
Net Increase (Decrease) from Capital Share Transactions	(402,333)	(1,055,163)
Total Increase (Decrease)	(402,261)	(1,054,854)
Net Assets
Beginning of Period	4,594,882	5,649,736
End of Period	4,192,621	4,594,882

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.005[1]	.013[1]	.012[1]	.006[1]	.002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.005	.013	.012	.006	.002
Distributions
Dividends from Net Investment Income	(.0001)	(.005)	(.013)	(.012)	(.006)	(.002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.005)	(.013)	(.012)	(.006)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.47%	1.29%	1.18%	0.64%	0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,193	$4,595	$5,650	$5,349	$4,043	$3,505
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.16%	0.16%	0.16%	0.16%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.49%	1.28%	1.18%	0.64%	0.25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021, 0.16% for 2020 and 0.16% for 2016. For the years ended November 30, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

California Municipal Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $151,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended May 31, 2021, Vanguard's expenses were reduced by $1,613,000 (an effective annual rate of 0.07% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a

California Municipal Money Market Fund
quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,183,516
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2021, such purchases and sales were $740,895,000 and $783,795,000, respectively.
F.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2021
Under 1 Year	8.9%
1 - 3 Years	9.1
3 - 5 Years	11.0
5 - 10 Years	24.5
10 - 20 Years	45.4
20 - 30 Years	1.1
Over 30 Years	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.7%)
California (101.1%)
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,111
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/27	2,565	2,828
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/28	2,545	2,805
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	110
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,000	1,008
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,020	1,068
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,195	1,249
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.375%	7/1/24	200	201
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	6.000%	7/1/31	2,750	2,761
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,091
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	7,250	7,751
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,120	3,232
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,091
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,790	1,951
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/21	1,000	1,008
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	8/1/21	19,165	19,350
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	960	991
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	950	981
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	2,490	2,571
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	100	103
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	900	929
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, ETM	5.000%	7/1/22	555	584

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,000	1,053
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,265	1,331
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	275	278
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	372
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	409
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	453
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	581
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	775
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,316
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,127
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,608
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	566
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	595
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	855
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,137
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,902
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,857
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,395
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,686
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/21	1,495	1,513
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,357
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,733
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,537
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,890
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	166
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	3,164
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,660	4,051
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,960
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	166
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,340	26,686

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	8,775
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	2,370	1,885
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	19,117
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	275	310
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	24,352
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,160	2,610
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	40	43
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	16,146
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,250	1,508
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,100	1,296
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	190	229
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	602
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	418
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	617
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	568
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	836
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	585
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	581
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,402
	Alameda County CA Unified School District GO	3.000%	8/1/35	1,000	1,097
	Alameda County CA Unified School District GO	3.000%	8/1/36	1,065	1,166
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,081
	Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,318
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	18,693
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/32	7,000	7,805
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/33	8,415	9,382
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/34	4,640	5,172
	Alameda County Transportation Commission Sales Tax Revenue	4.000%	3/1/22	5,600	5,765
[6,7]	Allan Hancock CA Joint Community College GO TOB VRDO	0.070%	6/3/21	1,000	1,000
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	527
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	880
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,139
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,494
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,398
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	3,242
[2]	Alvord Unified School District GO	5.000%	8/1/23	530	582
[2,4]	Alvord Unified School District GO	5.900%	2/1/24	3,865	4,222
[2]	Alvord Unified School District GO	5.000%	8/1/24	650	741
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,622
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,756
[2]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,935
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,459
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	2,199
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,761
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,175
[2,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,288
[6,7]	Anaheim CA Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.150%	6/3/21	3,000	3,000
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,016
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,370	2,522

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	3,250	3,533
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,175	1,353
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	4,100	4,455
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	5,280	5,733
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	3,175	3,897
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,290	5,740
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,035	2,566
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,035	4,373
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	500	593
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	11,000	11,920
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	500	593
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	9,755	10,567
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,485	1,759
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	3,305	3,580
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	815	964
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	7,390	8,000
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	800	946
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	2,500	2,705
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	1,155	1,363
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,830	2,156
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,120	3,676
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,250	1,470
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,000	1,176
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,860	3,356
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,300	1,526
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	645	757
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,174
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,385	2,799
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	1,910	2,241

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	4,675	5,486
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/45	175	205
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	305
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	305
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	765	778
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	505	513
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	500	508
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	830	843
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,125	1,143
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	12,000	12,588
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/27	1,350	1,498
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	5,155
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/32	1,845	2,031
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/33	2,950	3,248
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	4,870	5,334
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	78
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	713
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	420
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,792
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,852
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,604
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,424
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,884
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	18,803
[6,7]	Anaheim Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.150%	6/3/21	3,375	3,375
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,700
	Antelope Valley Community College District GO	4.000%	8/1/35	350	429
	Antelope Valley Community College District GO	4.000%	8/1/37	350	425
	Antelope Valley Community College District GO	4.000%	8/1/38	1,400	1,697
	Antelope Valley Community College District GO	4.000%	8/1/39	1,460	1,766
	Antelope Valley Community College District GO	4.000%	8/1/40	1,020	1,231
[6,7]	Antioch CA Unified School District GO TOB VRDO	0.120%	6/3/21	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,479
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,106
	Arcadia CA Unified School District GO	4.000%	8/1/41	815	917
[2]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,672
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	529

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	529
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	544
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	634
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	1,004
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,115
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,232
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,057
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	687
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	104
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	121
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	120
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	179
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	118
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	118
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	220
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	220
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	350
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	364
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	488
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	484
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	15,932
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,742
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	1,051
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	26,641
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	3,236
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	33,830	39,426
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	12,545	14,595
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	10,250	10,321
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	34,360
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	52,816
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,350	20,927
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	20,250	21,969
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,675	2,939
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	30,870	32,973
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	19,000	19,150
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	4,350	4,384
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	4/1/24	6,100	6,203
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	6/3/21	35,975	35,975
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	6/3/21	9,800	9,800
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	6/3/21	13,800	13,800
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.030%	6/3/21	5,600	5,600
	Bay Area Toll Authority Highway Revenue, Prere.	4.000%	4/1/22	4,000	4,131
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	6,300	6,558
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	5,030	5,236
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	7,100	7,391
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,449
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,555
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	8,331
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/26	685	834
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/28	1,000	1,212
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/29	800	968
[2]	Beaumont Public Improvement Authority Lease Revenue	3.000%	9/1/31	1,100	1,206
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/32	1,460	1,765

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Beaumont Public Improvement Authority Lease Revenue	3.250%	9/1/34	1,000	1,092
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/35	835	1,006
[2]	Beaumont Public Improvement Authority Lease Revenue	3.375%	9/1/36	1,600	1,744
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/37	1,350	1,621
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/38	1,350	1,619
	Berkeley CA GO	3.000%	9/1/34	415	468
	Berkeley CA GO	3.000%	9/1/36	610	682
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	443
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	4,228
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,694
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,500	2,685
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,683
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/21	5,500	5,544
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,630
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/24	1,000	1,149
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/25	1,445	1,660
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/26	2,000	2,293
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/27	2,375	2,717
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/29	1,240	1,417
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/30	750	857
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	583
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,880
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,189
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,304
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/33	2,165	2,389
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,436
[1]	Burbank Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,350	1,380
[9]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,886
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,621
	Burlingame School District GO	3.000%	8/1/36	175	197
	Burlingame School District GO	3.000%	8/1/37	155	173
	Burlingame School District GO	3.000%	8/1/38	175	192
	Burlingame School District GO	3.000%	8/1/39	175	192
	Burlingame School District GO	3.000%	8/1/40	235	255
	Burlingame School District GO	3.000%	8/1/41	350	379
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/22	1,455	1,497
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	556
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	581
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	767
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,901
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	940	1,079
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	996
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,087

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	904
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,797
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,677
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	6,000	6,644
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	3.000%	6/1/21	500	500
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	3.000%	6/1/21	130	130
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,300	1,300
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	468
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	340	353
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	400	415
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,210	1,253
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	539
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,564
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	4,218
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	685
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	548
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	513
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	592
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	413
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,181
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	855
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	617
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	274
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	754
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	559
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,351
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	617
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	557
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	256

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	700	921
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	788
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.375%	6/1/30	115	115
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	1,350	1,356
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	872
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	745
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	665
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	661
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	401
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	600
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,433
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	326
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	796
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	877
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	1,016
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	1,116
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	689
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	612
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,576
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	781
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,212
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,386
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	970
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,201
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,329
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	721
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	598
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	584
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	342
California Department of Water Resources Water Revenue	5.000%	12/1/21	4,600	4,713

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/21	2,475	2,536
California Department of Water Resources Water Revenue	5.000%	12/1/21	3,665	3,755
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	5,255
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,489
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,626
California Department of Water Resources Water Revenue	5.000%	12/1/25	3,060	3,696
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,754
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,825
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/21	1,045	1,070
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,185
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	62
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	35
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	2,720	2,787
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,410	3,494
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,320	3,399
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,500	3,583
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	31
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	31
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	541
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	8,320
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,045	2,385
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	6
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,753
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	570	727
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,441
California Educational Facilities Authority College & University Revenue	5.000%	10/1/21	145	147
California Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,100	2,140
California Educational Facilities Authority College & University Revenue	5.000%	12/1/21	295	302
California Educational Facilities Authority College & University Revenue	4.000%	1/1/22	1,215	1,243
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	133
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,270
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	999
California Educational Facilities Authority College & University Revenue	4.000%	1/1/23	1,800	1,910
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	145

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	2,083
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	222
California Educational Facilities Authority College & University Revenue	4.000%	1/1/24	1,900	2,085
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	208
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	460	525
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,892
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	1,007
California Educational Facilities Authority College & University Revenue	4.000%	1/1/25	1,035	1,169
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	131
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,000	1,140
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,829
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	937
California Educational Facilities Authority College & University Revenue	5.000%	1/1/26	1,020	1,227
California Educational Facilities Authority College & University Revenue	5.000%	4/1/26	475	575
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	310
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	135
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	859
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,391
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,184
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	297
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	1,102
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	846
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,637
California Educational Facilities Authority College & University Revenue	5.000%	4/1/28	300	383
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	388
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,240	1,582
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	560
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,373
California Educational Facilities Authority College & University Revenue	5.000%	1/1/30	1,765	2,098

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	598
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	576
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,169
	California Educational Facilities Authority College & University Revenue	5.000%	1/1/31	1,925	2,287
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,201
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	685
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	641
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	1,074
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,851
	California Educational Facilities Authority College & University Revenue	5.000%	1/1/32	2,000	2,374
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,164
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	561
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,948
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/33	3,590	4,075
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,796
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	693
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	955
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/34	3,350	3,796
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	3,049
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	752
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	1,113
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,501
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,688
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	529
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,652
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,376
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	3,346
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	651
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	1,098

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	2,175
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	768
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,000	2,932
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,389
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	5,225	7,934
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/40	1,600	1,873
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	6/3/21	1,100	1,100
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.070%	6/3/21	9,500	9,500
	California Educational Facilities Authority College & University Revenue VRDO	0.030%	6/3/21	16,215	16,215
	California Educational Facilities Authority College & University Revenue VRDO	0.030%	6/3/21	10,700	10,700
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	6,143
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,251
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	398
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,207
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/23	250	274
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	305	358
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	730	902
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	625	799
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	290	377
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	585	743
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/40	845	1,059
	California GO	5.000%	9/1/21	1,310	1,326
	California GO	5.000%	9/1/21	4,300	4,352
	California GO	5.000%	10/1/21	2,575	2,617
	California GO	5.000%	11/1/21	2,930	2,990
	California GO	5.000%	2/1/22	1,220	1,260
	California GO	5.000%	2/1/22	8,320	8,593
	California GO	5.000%	4/1/22	28,925	30,110
	California GO	5.000%	9/1/22	12,920	13,712
	California GO	5.250%	9/1/22	6,005	6,392
	California GO	5.000%	11/1/22	31,890	34,106
	California GO	5.000%	2/1/23	15,925	16,439
	California GO	5.000%	2/1/23	5,240	5,664
	California GO	5.000%	8/1/23	11,160	12,326
	California GO	5.000%	8/1/23	3,500	3,866
	California GO	5.000%	9/1/23	7,110	7,544
	California GO	5.000%	9/1/23	10,175	11,276

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.250%	9/1/23	2,550	2,583
California GO	5.000%	10/1/23	3,325	3,697
California GO	5.000%	10/1/23	12,595	14,006
California GO	5.000%	10/1/23	1,305	1,451
California GO	5.000%	10/1/23	16,135	17,943
California GO	5.000%	10/1/23	6,770	7,528
California GO	5.000%	11/1/23	20,000	22,316
California GO	5.000%	11/1/23	2,280	2,544
California GO	5.000%	12/1/23	2,550	2,855
California GO	5.000%	2/1/24	11,215	12,118
California GO	5.000%	4/1/24	2,500	2,838
California GO	5.000%	8/1/24	1,510	1,736
California GO	5.000%	8/1/24	1,025	1,179
California GO	5.000%	9/1/24	10,000	10,610
California GO	5.000%	9/1/24	1,150	1,326
California GO	5.000%	9/1/24	5,000	5,767
California GO	4.000%	10/1/24	8,000	8,990
California GO	5.000%	10/1/24	8,725	10,094
California GO	5.000%	10/1/24	10,000	11,569
California GO	5.000%	11/1/24	2,255	2,617
California GO	5.000%	12/1/24	30,875	34,525
California GO	5.000%	12/1/24	5,000	5,591
California GO	5.000%	2/1/25	12,900	13,323
California GO	5.500%	2/1/25	8,575	10,196
California GO	4.000%	3/1/25	1,485	1,689
California GO	5.000%	3/1/25	1,735	2,037
California GO	5.000%	4/1/25	38,625	45,487
California GO	5.000%	8/1/25	150	179
California GO	5.000%	8/1/25	1,665	1,983
California GO	5.000%	8/1/25	10,185	12,133
California GO	5.000%	8/1/25	12,430	14,807
California GO	5.000%	9/1/25	2,185	2,318
California GO	5.000%	9/1/25	4,895	5,848
California GO	5.000%	9/1/25	2,190	2,424
California GO	4.000%	10/1/25	100	116
California GO	5.000%	10/1/25	13,865	15,070
California GO	5.000%	10/1/25	345	398
California GO	5.000%	10/1/25	2,045	2,450
California GO	5.000%	11/1/25	14,205	16,437
California GO	5.000%	11/1/25	12,345	14,831
California GO	5.000%	3/1/26	9,230	10,823
California GO	5.000%	4/1/26	5,000	6,084
California GO	5.000%	4/1/26	2,120	2,580
California GO	5.000%	8/1/26	15,300	18,811
California GO	5.000%	8/1/26	20,695	25,443
California GO	5.000%	8/1/26	21,110	25,954
California GO	5.000%	8/1/26	20,000	24,589
California GO	5.000%	9/1/26	720	887
California GO	5.000%	9/1/26	5,540	6,828
California GO	5.000%	9/1/26	100	123
California GO	5.000%	10/1/26	16,445	20,320
California GO	5.000%	10/1/26	10,085	12,266
California GO	5.000%	10/1/26	1,270	1,569
California GO	4.000%	11/1/26	2,540	3,011
California GO	5.000%	11/1/26	4,705	5,828

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/26	9,160	11,346
	California GO	3.500%	8/1/27	26,345	30,856
	California GO	5.000%	8/1/27	20,515	25,187
	California GO	5.000%	8/1/27	3,160	3,753
	California GO	5.000%	8/1/27	225	284
	California GO	5.000%	10/1/27	13,915	15,117
	California GO	5.000%	10/1/27	8,095	10,258
	California GO	5.000%	10/1/27	8,280	10,040
	California GO	5.250%	10/1/27	5,000	5,085
	California GO	5.000%	11/1/27	100	127
	California GO	5.000%	11/1/27	5,175	6,572
	California GO	5.000%	11/1/27	25,000	31,748
	California GO	5.000%	12/1/27	12,240	15,577
	California GO	5.000%	8/1/28	1,905	2,328
	California GO	5.000%	8/1/28	6,510	7,725
	California GO	5.000%	8/1/28	20,355	25,542
	California GO	4.000%	9/1/28	7,000	8,204
	California GO	5.000%	9/1/28	17,715	21,700
[10]	California GO	5.000%	9/1/28	4,500	5,755
	California GO	5.250%	9/1/28	4,245	4,300
	California GO	5.000%	10/1/28	1,975	2,555
	California GO	5.000%	11/1/28	12,375	15,627
	California GO	5.000%	11/1/28	4,165	5,397
	California GO	5.000%	12/1/28	7,750	10,062
	California GO	5.250%	2/1/29	2,790	2,885
	California GO	3.000%	3/1/29	2,230	2,411
	California GO	4.000%	3/1/29	4,185	5,150
	California GO	5.000%	5/1/29	17,945	20,344
	California GO	5.000%	8/1/29	10,840	13,247
	California GO	5.000%	8/1/29	44,340	54,184
	California GO	5.000%	9/1/29	3,225	3,951
	California GO	5.000%	9/1/29	9,425	11,545
	California GO	5.000%	9/1/29	6,000	6,073
[10]	California GO	5.000%	9/1/29	4,500	5,877
	California GO	5.000%	10/1/29	19,290	20,948
	California GO	5.000%	10/1/29	18,695	22,559
	California GO	5.000%	10/1/29	7,855	10,176
	California GO	5.000%	11/1/29	5,000	5,565
	California GO	5.000%	12/1/29	3,500	4,639
	California GO	5.000%	3/1/30	250	292
	California GO	5.000%	5/1/30	13,870	15,707
	California GO	5.000%	8/1/30	19,935	24,338
	California GO	5.000%	8/1/30	6,555	8,003
	California GO	5.000%	9/1/30	9,180	10,894
	California GO	5.000%	9/1/30	1,000	1,012
[10]	California GO	5.000%	9/1/30	3,400	4,521
	California GO	5.250%	9/1/30	5,000	5,557
	California GO	5.000%	10/1/30	5,800	6,673
	California GO	5.000%	10/1/30	1,935	2,552
	California GO	4.000%	11/1/30	14,470	17,244
	California GO	5.000%	11/1/30	9,070	11,430
	California GO	5.000%	11/1/30	15,770	21,296
	California GO	5.000%	12/1/30	3,760	4,195
	California GO	5.000%	12/1/30	2,500	3,382
	California GO	5.000%	4/1/31	12,445	16,940

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	5/1/31	13,010	14,721
	California GO	5.000%	8/1/31	10,015	11,614
	California GO	5.000%	8/1/31	22,300	27,225
	California GO	5.250%	8/1/31	5,755	6,870
	California GO	5.000%	9/1/31	5,655	6,921
[10]	California GO	5.000%	9/1/31	5,455	7,396
	California GO	5.000%	10/1/31	5,500	6,321
	California GO	5.000%	10/1/31	9,105	11,997
	California GO	4.000%	11/1/31	15,000	17,843
	California GO	5.000%	11/1/31	1,705	2,148
	California GO	5.000%	11/1/31	5,000	6,741
	California GO	5.000%	11/1/31	4,000	5,393
	California GO	5.000%	12/1/31	6,000	6,695
	California GO	5.000%	12/1/31	1,000	1,213
	California GO	5.000%	2/1/32	2,540	2,621
	California GO	5.000%	3/1/32	1,000	1,323
	California GO	5.000%	4/1/32	15,025	20,819
	California GO	4.000%	8/1/32	545	633
	California GO	5.000%	8/1/32	5,000	5,899
[2]	California GO	5.250%	8/1/32	33,405	47,105
	California GO	5.250%	8/1/32	2,025	2,415
	California GO	4.000%	9/1/32	590	687
	California GO	5.000%	9/1/32	15,110	18,483
[10]	California GO	5.000%	9/1/32	6,000	8,088
	California GO	5.000%	10/1/32	23,535	27,042
	California GO	4.000%	11/1/32	12,175	14,449
	California GO	5.000%	11/1/32	7,080	9,170
	California GO	5.000%	12/1/32	1,000	1,212
	California GO	5.000%	2/1/33	1,760	1,896
	California GO	5.000%	2/1/33	1,750	1,806
	California GO	5.000%	3/1/33	4,395	5,104
	California GO	5.000%	3/1/33	2,500	3,298
	California GO	5.000%	4/1/33	180	234
	California GO	5.000%	4/1/33	13,000	14,648
	California GO	4.000%	8/1/33	15,190	17,619
	California GO	5.000%	8/1/33	1,270	1,548
	California GO	5.000%	8/1/33	1,500	1,711
	California GO	5.000%	8/1/33	515	643
	California GO	4.000%	9/1/33	750	872
	California GO	5.000%	9/1/33	3,830	4,226
	California GO	5.000%	9/1/33	25,075	30,658
	California GO	3.000%	10/1/33	2,150	2,431
	California GO	5.000%	10/1/33	7,000	7,881
	California GO	3.000%	11/1/33	5,000	5,732
	California GO	4.000%	11/1/33	12,500	14,824
	California GO	5.000%	3/1/34	4,000	5,261
	California GO	4.000%	8/1/34	18,290	21,188
	California GO	5.000%	8/1/34	1,575	1,855
	California GO	5.000%	8/1/34	5,160	6,437
	California GO	4.000%	9/1/34	2,870	3,332
	California GO	4.000%	9/1/34	4,725	5,485
	California GO	4.000%	9/1/34	26,130	30,332
	California GO	5.000%	9/1/34	21,075	25,743
	California GO	3.000%	10/1/34	1,150	1,295
	California GO	5.000%	10/1/34	9,200	10,558

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.000%	11/1/34	1,800	2,054
	California GO	4.000%	11/1/34	10,895	12,911
	California GO	5.000%	11/1/34	4,000	5,344
	California GO	5.000%	12/1/34	600	727
	California GO	5.000%	4/1/35	40,260	45,292
	California GO	3.500%	8/1/35	185	200
	California GO	5.000%	8/1/35	9,015	10,975
	California GO	5.000%	8/1/35	10,000	11,763
	California GO	4.000%	9/1/35	3,490	4,046
	California GO	5.000%	9/1/35	9,885	12,063
	California GO	3.000%	10/1/35	9,185	10,323
	California GO	5.000%	10/1/35	17,500	21,061
	California GO	3.000%	11/1/35	1,280	1,457
	California GO	4.000%	11/1/35	2,610	3,230
	California GO	5.000%	11/1/35	1,000	1,256
	California GO	5.000%	11/1/35	3,810	4,784
	California GO	5.000%	11/1/35	4,000	5,332
	California GO	4.000%	3/1/36	18,355	22,417
	California GO	5.000%	4/1/36	140	181
	California GO	5.000%	4/1/36	16,375	18,417
	California GO	3.000%	9/1/36	150	161
	California GO	5.000%	9/1/36	10,705	13,058
	California GO	3.000%	10/1/36	9,000	10,027
	California GO	4.000%	11/1/36	2,150	2,542
	California GO	4.000%	11/1/36	5,000	6,173
	California GO	5.000%	11/1/36	4,180	5,243
	California GO	5.000%	11/1/36	4,000	5,312
	California GO	4.000%	3/1/37	25,500	31,028
	California GO	5.000%	4/1/37	21,895	24,612
	California GO	4.000%	9/1/37	350	366
	California GO	5.000%	9/1/37	370	451
	California GO	3.000%	10/1/37	8,250	9,125
	California GO	4.000%	10/1/37	11,565	14,009
	California GO	4.000%	11/1/37	5,000	6,150
	California GO	5.000%	11/1/37	7,000	9,016
	California GO	5.000%	11/1/37	10,050	12,601
	California GO	4.000%	3/1/38	17,500	21,207
	California GO	5.000%	4/1/38	10,115	11,364
	California GO	4.000%	11/1/38	9,000	11,023
	California GO	4.000%	10/1/39	18,785	22,620
	California GO	4.000%	10/1/39	200	228
	California GO	4.000%	11/1/39	5,425	6,629
	California GO	5.000%	11/1/39	6,250	8,038
	California GO	4.000%	3/1/40	5,000	6,023
	California GO	3.000%	11/1/40	2,350	2,583
	California GO	4.000%	11/1/40	2,740	3,335
[10]	California GO	5.000%	9/1/41	15,000	19,687
	California GO	3.000%	11/1/41	1,375	1,507
	California GO	4.000%	11/1/41	3,850	4,365
	California GO	5.000%	4/1/42	1,050	1,091
	California GO PUT	4.000%	12/1/30	19,405	19,405
[6,7]	California GO TOB VRDO	0.050%	6/3/21	9,240	9,240
[6,7]	California GO TOB VRDO	0.070%	6/3/21	6,900	6,900
[6,7]	California GO TOB VRDO	0.070%	6/3/21	5,300	5,300
[7]	California GO VRDO	0.010%	6/1/21	14,505	14,505

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	California GO VRDO	0.010%	6/1/21	2,125	2,125
[7]	California GO VRDO	0.010%	6/1/21	7,330	7,330
[7]	California GO VRDO	0.040%	6/2/21	4,655	4,655
[7]	California GO VRDO	0.010%	6/3/21	27,200	27,200
	California GO, Prere.	5.250%	9/1/21	1,755	1,777
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	450	450
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	465	467
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	505	510
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,015	2,035
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	950	959
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,095	1,109
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,055	1,072
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,930	4,015
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,455	1,487
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/22	1,090	1,121
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	917
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	260	272
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	183
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	386
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	592
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,608
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,720
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/23	1,705	1,817
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	715
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	760	796
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	334
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	357
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	374
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,963

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,791
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,525	1,618
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,626
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,331
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,454
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	364
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	421
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	979
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,246
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,655	3,078
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,850
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,815
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,797
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	5,175	5,593
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,852
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	310	324
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	523
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	587
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,610	3,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	162
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	900
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	4,264
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,225
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	760	776
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,645
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,565	2,768

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,155
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	805	841
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	569
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	880
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	495
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	6,150	6,217
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	3,112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	889
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	8,379
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,085	1,342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,750	3,402
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,540
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,080	5,825
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	326
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	460
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	392
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	189
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	25	32
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,222
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,270
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	574
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,130
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	860	878
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,460
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,395	1,591
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	4,660	4,946
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	1,029

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	110
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	2,118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	905
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	1,104
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	659
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,175	1,199
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,152
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	703
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	998
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,995	5,492
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	564
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,550	1,739
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,239
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	208
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	8,664
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	1,078
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,004
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	9,250
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,834
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,538
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,523
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	2,066
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,431
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,599
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,423
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,433
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,453

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,819
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,357
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,000	5,300
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	1,011
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,548
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,865	2,893
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	283
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,648
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,747
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,306
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,033
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,309
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,569
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,760
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	1,017
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,344
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,998
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	3,120
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,940	3,824
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	11,045
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	2,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	445
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	460	578
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,752
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,981
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	12,500	13,273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,000	1,020
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,725

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,781
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,693
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	24,085	25,462
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	3,241
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	3,590
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	6,690	7,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,790	2,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	743
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	134
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,789
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,701
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	265	332
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	4,396
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	3,009
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,794
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	3,069
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	1,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	925
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,645	1,997
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,573
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	6,478
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,568
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	415	520
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,987
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	489
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	797
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	5,388

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,604
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	3,268
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	4,166
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	21,734
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	4,360
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	9,152
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	288
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,922
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	6,279
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	672
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,260	9,090
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,450	1,650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	4,465	4,734
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,586
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,675	3,176
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	4,115
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	12,500	14,185
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,888
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,933
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	299
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,450	4,224
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	6,537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,279
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	8,431
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,255	1,426
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	954
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	6,000	7,102
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,618
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	323

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	35,367
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,110	6,382
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	907
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	5,431
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,927
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,310	29,692
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	180	205
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	10,053
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	2,077
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	465	519
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	624
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	3,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,630
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	400	424
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	6,759
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,410	1,478
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	42,759
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,345
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,900	13,581
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	562
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	5,000	5,532
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	16,000	17,066
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	49,550	59,220
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	26,735	33,708
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/3/21	17,565	17,565
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	6/3/21	22	22
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	6/3/21	7,435	7,435

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	6/3/21	15,500	15,500
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	3,100	3,100
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/3/21	6,600	6,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/21	1,320	1,333
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	500	511
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	559
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	583
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/21	1,285	1,298
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	5,705	5,765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	67
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	400	481
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,025	1,232
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	540	649
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	204
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,005	1,208
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	24
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,026	51,974
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,161	7,468
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	56,018	65,620
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,164	5,400
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	659
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	666
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	610
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	742
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	625
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	1,058
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	994

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	694
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	2,057
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	1,019
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	2,131
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	2,296
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	3,103
[6,7]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.070%	6/3/21	3,200	3,200
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,627
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	20,289
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	65
[8,10]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.380%	8/1/24	2,500	2,500
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,339
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	894
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,320
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,476
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,373
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,335
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,421
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	583
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	650
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	620
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,437
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	741
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	2,230
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	2,015
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,328

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	850
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,286
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	3,208
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,747
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,609
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,460	3,134
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/21	600	602
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	478
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,315	2,500
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	275
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	697
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	979
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	1,042
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	2,158
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	1,026
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	724
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,142
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,213
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	2,021
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	3,042
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	814
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	850
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	4.000%	10/1/22	1,000	1,052
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	1,785	1,902
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/24	1,300	1,506
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/25	1,525	1,828
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,869
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	125	139
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	8,060	8,202

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/21	810	827
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/22	1,500	1,554
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,235
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,453
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,455	14,031
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,572
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,692
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,473
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,828
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,195
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,800
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,670	9,077
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,667
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	15,704
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	13,511
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	2,285	2,534
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,000	2,216
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	48,750	48,262
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.444%	8/1/21	8,160	8,161
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	4,000	4,449
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5,000	5,995
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	365	365
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	375	381
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	195	198
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	1,000	1,040
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	350	367
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	335	355
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,634
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,394

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	684
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	414
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	375
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,776
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,493
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	467
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	428
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	313
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	624
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	751
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,377
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,177
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	108
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	359
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	645
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	708
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,356
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	402
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	362
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	864
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	764
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,435
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,156
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	3,193
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,495
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	816
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	601
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	835
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	1,080

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,312
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,288
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	637
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	876
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	712
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	621
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	721
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	986
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	565
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	637
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	395
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	968
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	545
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	709
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	280
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	678
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	402
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,250
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,587
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	279
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	866
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	1,044
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,436
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	959
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	1,047
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	555
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	946
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,408
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	684

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,506
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	956
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,969
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,319
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	276
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	782
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,376
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	893
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,531
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,273
California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	1,024
California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,228
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	703
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	762
California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	448
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,267
California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	1,039
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	1,056
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	631
California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	711
California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	639
California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,678
California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	2,199
California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,496
California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	510	644
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,857
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	516
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,031
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,045

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	900
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,000	1,078
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,653
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,100
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	51
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,847
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	500	560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,131
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	2,074
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,137
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	481
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	57
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,972
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	650	754
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,745
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,740
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,286
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,169
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	530	615
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	107
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,723
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	700	802
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,970
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,200
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	562
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	2,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	600	684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	873

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,561
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,226
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	782
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,229
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	850
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	270
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,664
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,781
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,370
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	548
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	133
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,895	2,135
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,838
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,559
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,503
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	58
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,202
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	926
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,880
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	124
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,470	3,894
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,205
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,199
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,850	2,209
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	4,418
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,655	4,101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	1,076
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,884
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,835	4,303

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,790
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,229
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	5,108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,035	4,528
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,876
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,000	4,488
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,379
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	2,075
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	2,000	2,397
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	2,136
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	2,255
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	10,604
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	203
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	2,033
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,913
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	248
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	600
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	295
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	766
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,168
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,774
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,703
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,811
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	6/1/21	36,845	36,845
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	6/1/21	12,530	12,530
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/31	1,455	1,757
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/36	1,805	2,163
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/21	1,130	1,141
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	700	730
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	343

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,357
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	435
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	437
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	836
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,818
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	588
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	3,048
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	689
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	484
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,355
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,240
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	620
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,758
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	3,046
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	508
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,886
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,273
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,849
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	647
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,804
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	790
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,106
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,721
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,857
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	671
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	632
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,653
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,824
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,770

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,759
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,441
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,829
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,425
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	3,149
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,485	14,420
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	2,013
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,784
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	1,157
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,726
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/21	900	906
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	717
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	164
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,155
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,347
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	720
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,111
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	620
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,491
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	10,103
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/31	3,955	4,452
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/32	4,220	4,746
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,928
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/40	4,000	4,402
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/21	215	218
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	245	256
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	312
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	425
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	400	451

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	415	476
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	400	465
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	365	429
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	750
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	685	830
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	10,755	10,755
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	12,950	12,950
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	104
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	175	184
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,410	1,484
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	676
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	109
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	477
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	795
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	720
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	147
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	517
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	1,027
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	763
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	116
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	445
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	330	386
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	811
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	125
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	297
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	135
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	615
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	225	261
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	863
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	200
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	323
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	420
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	345
[6]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	379
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	967
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	343
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	530
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	557
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	585
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,045	2,323
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,675
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,209
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/21	275	276
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	348
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	375
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	360

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	174
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	178
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	194
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	234
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,129
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,397
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	113
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	105	122
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	110	131
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	100	123
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	125
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	127
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	129
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,865
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/22	135	143
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/23	75	83
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/24	100	115
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/25	25	30
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	30
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	205	243
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	187
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	274
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	260
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	319
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	708
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	930
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	1,121
[1,6,7]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.150%	6/3/21	2,495	2,495
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	5,945	6,041
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,620	7,743

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	1,425	1,448
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	2,965	3,037
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	1,110	1,137
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,658
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	2,975	3,108
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	4,440	4,639
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	9,883
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,427
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,656
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	6,240
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,597
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,282
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	5,295	5,782
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,650
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,611
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	5,560	6,326
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,285
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,655
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	4,988
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,259
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,712
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,140
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	50	58
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	5,100	6,015
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,469
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,761
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,700	1,948
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	7,458
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	3,281
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	8,031
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,995
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,821
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	545
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	8,380
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,976
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	5,437
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,865	6,415
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	6,129
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	3,000	3,695
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	17,401
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	30,164
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	6,489
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,381
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	9,030	9,877
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,750	3,448
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	15,392
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	14,510	18,688
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	3,013
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,465
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	9,500	12,132
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	18,200	23,817
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	13,890	18,030
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,711
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,149
	California State Public Works Board Lease (Abatement) Revenue	5.750%	10/1/31	6,000	6,111

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	8,012
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,471
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	14,000	18,117
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,736
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,793
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	617
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	5,250	6,761
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,000	5,704
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	325
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,463
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	3,174
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	9,631
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	21,799
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	2,500	3,204
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	27,921
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	11,250	14,376
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/36	3,480	3,725
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	16,245	18,465
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	400	410
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,652
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	1,575	1,615
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,733
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	7,000	7,169
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	2,860	3,096
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	4,980	5,100
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,707
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	5,000	5,120
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/32	3,200	3,459
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	1,650	1,782
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/22	1,600	1,710
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/23	1,035	1,106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/24	2,055	2,195
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/25	3,610	3,856
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	5/1/30	1,000	1,332
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/31	1,750	2,310
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	5/1/31	1,000	1,359
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/31	1,650	1,761
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/32	2,390	3,154

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	5/1/32	1,275	1,728
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/32	11,465	12,233
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/33	1,800	2,368
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/34	1,370	1,797
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	3/1/35	675	823
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	3/1/36	625	760
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/36	900	1,117
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	3/1/39	1,000	1,205
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/39	1,500	1,843
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	3/1/40	750	901
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/40	1,000	1,224
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	3,019
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,912
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,903
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	12,363
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	6,185
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,181
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,388
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,399
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	19,944
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,728
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,475
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,290
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,763
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,040
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,800	4,430
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,666
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,947

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,931
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,987
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,244
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	4,108
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	5,050	5,247
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	1,015
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,184
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,184
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/21	1,650	1,677
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	12/1/21	5,400	5,533
California State University College & University Revenue	5.000%	11/1/21	6,310	6,439
California State University College & University Revenue	5.000%	11/1/22	1,545	1,653
California State University College & University Revenue	5.000%	11/1/22	2,500	2,674
California State University College & University Revenue	5.000%	11/1/23	1,500	1,674
California State University College & University Revenue	5.000%	11/1/26	1,400	1,735
California State University College & University Revenue	5.000%	11/1/27	2,155	2,580
California State University College & University Revenue	5.000%	11/1/27	1,500	1,908
California State University College & University Revenue	5.000%	11/1/28	2,635	3,148
California State University College & University Revenue	5.000%	11/1/28	500	653
California State University College & University Revenue	5.000%	11/1/28	4,920	5,695
California State University College & University Revenue	5.000%	11/1/30	1,300	1,571
California State University College & University Revenue	5.000%	11/1/30	2,920	3,474
California State University College & University Revenue	5.000%	11/1/30	600	797
California State University College & University Revenue	5.000%	11/1/31	10,080	11,983
California State University College & University Revenue	5.000%	11/1/31	8,350	10,083
California State University College & University Revenue	5.000%	11/1/31	400	530
California State University College & University Revenue	5.000%	11/1/31	8,745	10,083
California State University College & University Revenue	5.000%	11/1/32	13,145	15,614
California State University College & University Revenue	5.000%	11/1/32	6,180	7,653
California State University College & University Revenue	5.000%	11/1/32	5,335	6,439
California State University College & University Revenue	5.000%	11/1/33	6,270	7,747
California State University College & University Revenue	5.000%	11/1/33	10,155	12,252
California State University College & University Revenue	5.000%	11/1/33	5,775	6,854
California State University College & University Revenue	5.000%	11/1/33	11,735	13,522
California State University College & University Revenue	4.000%	11/1/34	10,045	11,485
California State University College & University Revenue	5.000%	11/1/34	5,000	6,164
California State University College & University Revenue	5.000%	11/1/34	8,560	10,964
California State University College & University Revenue	5.000%	11/1/34	6,050	6,969
California State University College & University Revenue	4.000%	11/1/35	11,315	12,921
California State University College & University Revenue	5.000%	11/1/35	8,000	9,874
California State University College & University Revenue	5.000%	11/1/35	13,205	15,654
California State University College & University Revenue	5.000%	11/1/35	5,000	6,392
California State University College & University Revenue	5.000%	11/1/35	6,650	7,656
California State University College & University Revenue	3.125%	11/1/36	100	107
California State University College & University Revenue	5.000%	11/1/36	1,435	1,766
California State University College & University Revenue	5.000%	11/1/36	3,050	3,675

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/36	10,555	13,461
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,796
	California State University College & University Revenue	5.000%	11/1/37	10,465	13,315
	California State University College & University Revenue	5.000%	11/1/38	5,495	6,977
	California State University College & University Revenue	5.000%	11/1/39	1,725	2,244
	California State University College & University Revenue	5.000%	11/1/39	6,160	7,073
	California State University College & University Revenue	5.000%	11/1/41	14,815	17,810
	California State University College & University Revenue PUT	4.000%	11/1/21	23,465	23,524
	California State University College & University Revenue PUT	4.000%	11/1/23	19,435	20,810
	California State University College & University Revenue PUT	1.600%	11/1/26	27,025	28,163
[6,7]	California State University College & University Revenue TOB VRDO	0.070%	6/3/21	1,000	1,000
	California State University College & University Revenue, Prere.	5.000%	11/1/21	5,740	5,856
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,045	1,066
	California State University College & University Revenue, Prere.	5.000%	11/1/21	765	781
	California State University College & University Revenue, Prere.	5.000%	11/1/21	2,170	2,214
	California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	11,023
	California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	7,045
	California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	18,232
	California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	21,850
	California State University College & University Revenue, Prere.	5.000%	11/1/24	80	93
	California State University College & University Revenue, Prere.	5.000%	11/1/24	155	180
	California State University College & University Revenue, Prere.	5.000%	11/1/24	245	284
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	145
	California State University College & University Revenue, Prere.	5.000%	11/1/24	440	510
	California State University College & University Revenue, Prere.	5.000%	11/1/24	190	220
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	10,055
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	10,637
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	10,023
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	13,597
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,858
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,907
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	1,101
[7]	California Statewide Communities Development Authority Government Fund/Grant Revenue VRDO	0.030%	6/3/21	8,675	8,675
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	276
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,030	1,040
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	215	217
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	1,500	1,554
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	120	124
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	155	161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	263

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	810
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	234
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,535	1,663
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	157
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	440
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	570
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	665	724
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	579
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	251
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,236
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	226
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	565
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	800	902
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	450	510
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	871
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	251
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	894
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	479
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	182
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	877
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,365	1,536
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	118
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	497
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,304
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	221
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,272
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,895
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	555
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	409

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	712
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,150	2,416
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	212
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,618
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,332
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	247
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,352
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	751
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	191
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,803
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	815	844
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,445	3,858
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	255
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	650	802
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,253
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	302
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,756
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,100	1,399
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	504
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,922
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,357
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	127
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	901
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	1,002
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	4,107
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,925	2,415
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	560
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,605
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,660	5,206

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	459
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	825	1,015
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	17,039
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	7,572
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	3,259
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	869
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,575	5,102
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	343
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	575	701
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	3,156
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,712
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,000	1,311
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,458
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	415	504
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,813
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,922
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,955
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	280
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,195
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	680	702
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,790	4,224
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	625	756
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/32	450	486
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,500	2,785
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	465	558
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,757
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,238
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	382
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	831

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,075	2,310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,696
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,814
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	685
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,423
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	211
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	705
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,050	1,147
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,439
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	4,652
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,980	4,714
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	658
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,750	1,856
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,559
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,948
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/21	305	306
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	441
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	327
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	338
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	349
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	389
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	716
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	605

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	858
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,063
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	22,017
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	16,889
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	32,820	43,419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	205	271
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	6/3/21	4,875	4,875
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	1,430	1,430
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/2/21	3,800	3,800
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	11/1/21	345	351
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,050	1,112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	401
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	307
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	7,500	7,579
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,820	12,519
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	536
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	870
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,520
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	812
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,207
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,277
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	1,961
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	2,515	2,628
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,362

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,415
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	2,083
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,341
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	4,111
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,416
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,964
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,373
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	977
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.125%	5/15/31	9,250	9,280
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,909
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,960
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	2,050
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,338
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,663
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/21	200	204
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	214
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/23	400	448
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	582
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,660	1,933
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	900	1,048
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,917
[6,7]	California Statewide Communities Development Authority Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.550%	6/3/21	8,000	8,000
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,694
	Campbell Union High School District GO	5.000%	8/1/33	2,125	2,574
	Campbell Union High School District GO	5.000%	8/1/34	2,500	3,022
	Campbell Union High School District GO	5.000%	8/1/35	4,095	4,939
	Campbell Union High School District GO	5.000%	8/1/36	5,460	6,570
	Campbell Union High School District GO	4.000%	8/1/37	5,000	5,697
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	6,149
	Carlsbad Unified School District GO	4.000%	5/1/32	575	673
	Carlsbad Unified School District GO	4.000%	5/1/33	690	803
	Carlsbad Unified School District GO	4.000%	5/1/34	685	792
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,240
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,326

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,446
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,554
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,692
[9]	Carlsbad Unified School District GO, 6.125% coupon rate effective 8/1/21	0.000%	8/1/31	145	200
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/21	125	125
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	152
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	236
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	183
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	148
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	183
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	282
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	327
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	327
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	400
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	398
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	397
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	462
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,200
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,299
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	850	863
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	637
	Castro Valley Unified School District GO	4.000%	8/1/33	750	877
	Castro Valley Unified School District GO	4.000%	8/1/34	750	875
	Castro Valley Unified School District GO	4.000%	8/1/35	390	454
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/21	250	251
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/22	100	104
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	110
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	141
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	144
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	456
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	124
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	502
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	361
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	451
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,172
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,464
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	471
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/21	225	226

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/22	200	208
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	241
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	357
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	337
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	344
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	350
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	295
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	298
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	360
[2]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,759
[2]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	2,171
[2]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,854
[2]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,615
[2]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	6,239
[1]	Centinela Valley Union High School District GO	4.000%	8/1/41	2,450	2,741
	Central Unified School District GO	0.000%	8/1/33	300	234
	Central Unified School District GO	0.000%	8/1/34	300	227
	Central Unified School District GO	0.000%	8/1/35	300	220
	Central Unified School District GO	0.000%	8/1/36	235	167
	Central Unified School District GO	0.000%	8/1/37	500	344
	Cerritos Community College District GO	0.000%	8/1/22	500	498
	Cerritos Community College District GO	0.000%	8/1/23	500	496
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,861
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,504
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	1,075	1,186
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	2,525	2,785
	Chabot-Las Positas Community College District GO	5.000%	8/1/29	2,125	2,343
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	7,500	8,268
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	7,500	8,266
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	13,000	14,325
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	250	289
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	671
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	9,950	11,472
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	728
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	722
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,297
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	172
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	5,374
	Chaffey Joint Union High School District GO	0.000%	8/1/21	500	500

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chaffey Joint Union High School District GO	0.000%	8/1/22	500	499
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	597
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	493
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	629
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,318
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	351
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,682
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	777
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	803
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	455
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	700
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	481
	Chico CA Sewer Revenue	5.000%	12/1/25	500	600
	Chico CA Sewer Revenue	5.000%	12/1/26	415	514
	Chico CA Sewer Revenue	5.000%	12/1/27	450	569
	Chico CA Sewer Revenue	5.000%	12/1/28	590	763
	Chico CA Sewer Revenue	5.000%	12/1/29	435	572
	Chico Unified School District GO	4.000%	8/1/21	1,200	1,208
	Chico Unified School District GO	4.000%	8/1/22	515	538
	Chico Unified School District GO	5.000%	8/1/29	210	248
	Chico Unified School District GO	5.000%	8/1/30	330	389
	Chico Unified School District GO	5.000%	8/1/31	425	501
	Chico Unified School District GO	5.000%	8/1/32	385	453
	Chico Unified School District GO	5.000%	8/1/33	750	882
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,278
	Chico Unified School District GO	4.000%	8/1/37	2,200	2,463
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	766
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,168
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,352
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,318
	Chino Valley Unified School District GO	5.000%	8/1/33	100	133
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	2,176
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,718
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21	2,500	2,530
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	2,615	2,894
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,580
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,892
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	4,100
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,078
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,041
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,280
[1]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,368
[1]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,255
[1]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,708
[1]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	2,201
[1]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,234
[1]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,232
[1]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,670
[1]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,553
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	431
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	2,989
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,761

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,268
	Clovis Unified School District GO	0.000%	8/1/33	2,700	2,014
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,437
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,897
	Coast Community College District GO	3.000%	8/1/36	1,000	1,117
	Coast Community College District GO	3.000%	8/1/37	1,000	1,110
	Coast Community College District GO	3.000%	8/1/38	2,500	2,731
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,576
	Coast Community College District GO, Prere.	4.000%	8/15/25	15	17
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,579
	Coast Community College District GO, Prere.	5.000%	8/15/25	55	66
[2]	Colton Joint Unified School District GO	5.000%	8/1/23	785	864
[1]	Colton Joint Unified School District GO	4.000%	8/1/34	940	1,073
[1]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,281
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21	500	504
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	351
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	665
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,915
[1]	Compton CA Unified School District COP	4.000%	6/1/21	50	50
[1]	Compton CA Unified School District COP	4.000%	6/1/22	150	156
[1]	Compton CA Unified School District COP	4.000%	6/1/23	215	230
[1]	Compton CA Unified School District COP	4.000%	6/1/24	345	381
[1]	Compton CA Unified School District COP	5.000%	6/1/25	405	475
[1]	Compton CA Unified School District COP	5.000%	6/1/26	475	574
[1]	Compton CA Unified School District COP	5.000%	6/1/27	555	690
[1]	Compton CA Unified School District COP	5.000%	6/1/28	335	413
[1]	Compton CA Unified School District COP	5.000%	6/1/29	275	337
[1]	Compton CA Unified School District COP	5.000%	6/1/31	270	329
[1]	Compton CA Unified School District COP	5.000%	6/1/32	530	644
[1]	Compton CA Unified School District COP	4.000%	6/1/33	250	289
[1]	Compton CA Unified School District COP	4.000%	6/1/34	325	374
[1]	Compton CA Unified School District COP	4.000%	6/1/35	400	460
[1]	Compton CA Unified School District COP	4.000%	6/1/36	400	460
[1]	Compton CA Unified School District COP	4.000%	6/1/38	550	630
[1]	Compton CA Unified School District COP	4.000%	6/1/39	575	658
[1]	Compton CA Unified School District GO	5.000%	6/1/25	785	921
[1]	Compton CA Unified School District GO	5.000%	6/1/26	835	1,010
[1]	Compton CA Unified School District GO	5.000%	6/1/27	755	938
[1]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,415
[1]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,237
[1]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,564
[1]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,401
[1]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,317
[1]	Compton CA Unified School District GO	0.000%	6/1/33	1,000	749
[1]	Compton Community College District GO	5.000%	8/1/31	1,000	1,176
[2]	Conejo Valley Unified School District GO	0.000%	8/1/21	2,000	1,999
[2]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,738
[2]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,471
[2]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,934
[2]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,218
[2]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,186

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,607
[2]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,895
	Contra Costa Community College District GO	3.000%	8/1/35	2,000	2,285
	Contra Costa Community College District GO	3.000%	8/1/36	1,900	2,162
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,530
	Contra Costa Community College District GO	3.000%	8/1/37	1,615	1,825
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,208
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	1,095
	Contra Costa Community College District GO	4.000%	8/1/39	2,865	3,154
	Contra Costa Community College District GO, Prere.	4.000%	8/1/22	2,350	2,457
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	1,000	1,057
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,317
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,423
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	4,350	5,294
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	5,387
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	2,174
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/21	800	800
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	629
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/23	2,410	2,641
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,460
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,611
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	1,600	1,728
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,474
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	1,800	1,944
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	7,448
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	116
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,948
[11]	Corona-Norco Unified School District GO	0.000%	8/1/21	2,010	2,009
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,694
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	991
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,281
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,455
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,398
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,175
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	254
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,911
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,306
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	443
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,299
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,449
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	414
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	589
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	792
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	935
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/21	500	506
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/23	500	554
	Corona-Norco Unified School District Special Tax Revenue, ETM	5.000%	9/1/23	1,145	1,269
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,325	1,469

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	2,525	2,799
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,000	1,109
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,590	1,763
[1,6,7]	Cotati-Rohnert Park Unified School District GO TOB VRDO	0.090%	6/3/21	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,211
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,488
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	4,650	4,693
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	691
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/25	300	357
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/28	440	569
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/29	205	271
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/31	430	592
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/32	515	706
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	452
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/34	700	877
[10]	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/35	690	863
[6,7]	Culver City CA Unified School District GO TOB VRDO	0.030%	6/1/21	16,790	16,790
	Cupertino CA COP	4.000%	6/1/25	700	799
	Cupertino CA COP	4.000%	6/1/28	700	852
	Cupertino CA COP	4.000%	6/1/30	865	1,078
	Cupertino Union School District GO	5.000%	8/1/32	480	583
	Cupertino Union School District GO	5.000%	8/1/33	555	673
	Cupertino Union School District GO	5.000%	8/1/34	245	297
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	3,135
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	115
[1]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,641
[1]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,650
[1]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	6,037
[1]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,971
[1]	Davis Joint Unified School District GO	3.000%	8/1/36	6,630	7,177
	Del Mar Race Track Authority Recreational Revenue	4.000%	10/1/21	880	877
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,682
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,569
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,949
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	433
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	2,545	2,716
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,715
	Desert Community College District GO	4.000%	8/1/33	700	872
	Desert Community College District GO	4.000%	8/1/34	390	482
	Desert Community College District GO	4.000%	8/1/35	335	413
	Desert Community College District GO	4.000%	8/1/36	500	611
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,243
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,667
	Desert Sands Unified School District GO	4.000%	8/1/37	1,500	1,733
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,730

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	112
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	192
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	201
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	237
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	151
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	146
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	490
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	229
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	456
	Dublin Unified School District GO	3.000%	8/1/37	1,500	1,634
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	522
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,253
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,624
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	1,123
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	835
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,872
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,365
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	9,930
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	6,820	8,081
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,682
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,726
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,180
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	10,145
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,776
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	10,008
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.030%	6/2/21	6,550	6,550
	East Bay Regional Park District GO	5.000%	9/1/28	385	386
[1]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,586
[1]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,156
[1]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,370
[2]	East Side Union High School District GO	0.000%	8/1/27	300	279
[1]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,450
	East Side Union High School District GO	2.000%	8/1/28	7,260	7,792
	East Side Union High School District GO	2.000%	8/1/29	7,880	8,395
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,696
	East Side Union High School District GO	5.000%	8/1/29	6,070	6,679
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,983
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	8,060
	East Side Union High School District GO	2.000%	8/1/31	6,970	7,249
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	8,778
	East Side Union High School District GO	2.000%	8/1/32	7,320	7,545
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,304
[2]	East Side Union High School District GO	3.000%	8/1/33	3,000	3,286
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,635
	East Side Union High School District GO	3.750%	8/1/35	250	269
[2]	East Side Union High School District GO	3.000%	8/1/36	6,945	7,539
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	380
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,700	3,281
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	397
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,655	3,217

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	395	533
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	5,055	6,120
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	5,195	6,284
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	5,000	6,039
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/35	705	943
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	1,965	2,616
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/38	1,650	2,021
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	582
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,101
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,291
	Eastern Municipal Water District Water Revenue	5.000%	7/1/27	2,455	3,006
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,308
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,445
	Eastern Municipal Water District Water Revenue	5.000%	7/1/31	2,835	3,434
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	3,121
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,596
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,978
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,772
[8]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.300%	10/1/21	12,000	12,001
	Eastern Municipal Water District Water Revenue VRDO	0.010%	6/1/21	4,655	4,655
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	7,244
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	8,281
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,825
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,330
	El Camino Healthcare District GO	4.000%	8/1/33	3,035	3,465
	El Dorado County CA Special Tax Revenue	5.000%	9/1/21	1,985	2,009
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	2,069
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	720
	El Dorado Irrigation District COP	5.000%	3/1/31	370	491
	El Dorado Irrigation District COP	5.000%	3/1/32	340	450
	El Dorado Irrigation District COP	5.000%	3/1/33	325	429
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	9,577
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,698
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,728
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,834
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/21	465	470
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	450
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,349
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,655
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	4,372
[1]	Elk Grove Unified School District COP	3.000%	2/1/37	700	736
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	5,086
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	5,281
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,991
	Elk Grove Unified School District GO	5.000%	8/1/30	3,725	5,023
	Elk Grove Unified School District GO	4.000%	8/1/31	4,160	5,202
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,359

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Encinitas CA Special Tax Revenue	5.000%	9/1/28	1,000	1,054
	Encinitas CA Special Tax Revenue	5.000%	9/1/29	800	842
	Escondido CA GO	5.000%	9/1/22	765	812
	Escondido CA GO	5.000%	9/1/23	2,030	2,251
	Escondido CA GO	5.000%	9/1/25	1,000	1,196
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,618
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	2,099
	Evergreen School District GO	4.000%	8/1/34	1,070	1,212
	Evergreen School District GO	4.000%	8/1/35	335	396
	Evergreen School District GO	4.000%	8/1/36	1,870	2,108
	Evergreen School District GO	4.000%	8/1/37	1,050	1,236
[11]	Fairfield CA COP	0.000%	4/1/34	940	735
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	5,290
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	5,577
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	5,813
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	6,104
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,813	8,864
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,810	5,293
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,385	15,014
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,964	17,121
	Folsom Ranch Financing Authority Special Tax Revenue	3.000%	9/1/22	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	110
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	84
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,167
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	169
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	192
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	112
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	112
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	112
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	2,176
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	128
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	206
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	222
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	239
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	255
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	183
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	188
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	199
	Fontana CA Special Tax Revenue	3.000%	9/1/21	550	553
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	452
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	214
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	494
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	536
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	568
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,955
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	305
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	2,043
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	314
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	2,134
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	323
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	287
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	627

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	705
	Foothill-De Anza Community College District COP, Prere.	4.000%	10/1/24	500	563
[4,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	14,140
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	697
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	10,268
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	1,150
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,429
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,136
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	1,171
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	2,124
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	1,003
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,695
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	1,010
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	12,255	12,207
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,230
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,837
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	410
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	400	489
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	400	500
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	496
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	575
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	445	585
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	890	1,083
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,145	1,387
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	5,088	6,164
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	32,056
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,267
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,187
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,142
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,130
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,398
	Foster City CA GO	4.000%	8/1/32	275	323
	Foster City CA GO	3.000%	8/1/33	500	552
	Foster City CA GO	3.000%	8/1/34	600	659
	Foster City CA GO	3.000%	8/1/35	635	697
	Foster City CA GO	4.000%	8/1/36	600	695
	Foster City CA GO	3.000%	8/1/38	950	1,027
	Foster City CA GO	3.000%	8/1/40	830	890
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,324

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,297
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/29	1,070	1,188
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/30	1,415	1,569
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/31	1,790	1,984
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/32	2,195	2,431
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/33	2,630	2,910
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/34	3,105	3,433
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	369
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	4,384
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/37	570	656
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	6,456
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/38	1,520	1,746
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	6,754
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,423
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	3,490
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,109
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,305
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	540	561
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	2,610	2,822
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	1,710	1,917
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/25	1,600	1,850
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/26	1,650	1,961
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/27	1,315	1,603
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/28	1,495	1,832
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,025	1,251
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/30	745	907
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	3,045	3,694
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/32	1,500	1,816
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/34	2,460	2,970
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/36	2,055	2,473
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/37	1,200	1,441
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/22	225	233
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	427
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	465
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	503
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	541
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	463

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	498
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	507
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	553
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	582
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	619
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	636
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	590
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	648
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	652
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	768
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	684
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	723
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	640
	Fresno Unified School District GO	4.000%	8/1/28	350	427
	Fresno Unified School District GO	4.000%	8/1/29	550	664
	Fresno Unified School District GO	4.000%	8/1/30	570	684
	Fresno Unified School District GO	4.000%	8/1/31	485	579
	Fresno Unified School District GO	4.000%	8/1/32	385	459
	Fresno Unified School District GO	4.000%	8/1/33	565	669
	Fresno Unified School District GO	4.000%	8/1/34	450	532
	Fresno Unified School District GO	3.000%	8/1/35	985	1,085
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,226
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,369
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,916
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26	1,000	1,059
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/32	1,600	1,693
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,707
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,794
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,827
	Garden Grove Unified School District GO, Prere.	5.000%	8/1/23	3,650	4,036
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,944
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	1,116
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,514
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,637
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,759
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,654
	Gilroy Unified School District GO	4.000%	8/1/37	400	470
	Gilroy Unified School District GO	4.000%	8/1/38	485	569
	Gilroy Unified School District GO	4.000%	8/1/39	350	410
	Gilroy Unified School District GO	4.000%	8/1/40	750	876

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilroy Unified School District GO	4.000%	8/1/41	400	466
	Glendale CA Community College District GO	0.000%	8/1/24	235	230
	Glendale CA Community College District GO	0.000%	8/1/25	365	352
	Glendale CA Community College District GO	0.000%	8/1/26	360	341
	Glendale CA Community College District GO	0.000%	8/1/27	515	479
	Glendale CA Community College District GO	0.000%	8/1/28	780	708
	Glendale CA Community College District GO	0.000%	8/1/29	570	503
	Glendale CA Community College District GO	0.000%	8/1/30	910	781
	Glendale CA Community College District GO	0.000%	8/1/31	900	747
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	808
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,435
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	7,121
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	16,059
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,661
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,547
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,852
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	555	555
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,000
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,785	2,785
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	5,875	5,875
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,670	3,842
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	10,075	10,558
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	8,000	8,738
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/24	4,800	4,726
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	11,505	13,053
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	8,570	10,052
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	1,500	1,432
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,795	28,763
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,745	10,061
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	24,625	30,548
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,285	6,510
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,575	10,420
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,545	11,669
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,765	5,183
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	19,835	24,728

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/31	5,180	5,872
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,260	3,819
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,605	5,679
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,760	11,419
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,195	7,601
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.250%	6/1/34	250	270
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,200	13,094
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,170	1,315
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	7,375	8,591
[6,7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.120%	6/3/21	36,795	36,795
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	4,376
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	345	407
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/40	455	530
	Grossmont Healthcare District GO	4.000%	7/15/40	40,000	44,838
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,348
[2]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,370
[2]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,878
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,386
[2]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,478
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,942
[2]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,426
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,226
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,980
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	11,347
	Grossmont Union High School District GO	4.000%	8/1/43	3,750	4,369
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,537
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,907
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	642
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	635
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,457
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,485
[10]	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	372
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,703
[10]	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	703
[10]	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/40	1,345	1,651
[10]	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	764
[2]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,682
[2]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	3,034
[2]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,816
[2]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,805
	Hartnell CA Community College District GO	5.000%	8/1/21	525	529
	Hartnell CA Community College District GO	5.000%	8/1/22	525	555
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	683
	Hartnell CA Community College District GO	4.000%	8/1/37	600	707

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartnell CA Community College District GO	3.000%	8/1/38	380	413
	Hartnell CA Community College District GO	3.000%	8/1/39	915	992
	Hartnell CA Community College District GO	3.000%	8/1/40	525	565
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,404
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,430
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	609
[2]	Hayward Unified School District GO	5.000%	8/1/33	850	1,099
[2]	Hayward Unified School District GO	0.000%	8/1/34	150	116
[1]	Hayward Unified School District GO	4.000%	8/1/35	1,830	2,156
[2]	Hayward Unified School District GO	4.000%	8/1/35	2,600	3,122
[1]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,804
[2]	Hayward Unified School District GO	4.000%	8/1/36	995	1,191
[1]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,588
[2]	Hayward Unified School District GO	4.000%	8/1/37	815	973
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,919
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,835
[2]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,749
[2]	Hayward Unified School District GO	4.000%	8/1/40	4,435	5,263
[2,6,7]	Hayward Unified School District GO TOB VRDO	0.080%	6/4/21	6,560	6,560
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,981
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,871
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,498
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,664
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,500	1,723
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,700	1,953
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	7,043
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21	175	177
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	528
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	550
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	701
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	446
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	1,092
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,429
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	621
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	653
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	405
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,143
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/28	1,235	1,409
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	1,000	841
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	500
[2,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	562

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Imperial Community College District GO	0.000%	8/1/22	175	174
[1]	Imperial Community College District GO	0.000%	8/1/23	250	248
[1]	Imperial Community College District GO	0.000%	8/1/24	500	490
[1]	Imperial Community College District GO	0.000%	8/1/25	725	701
[1]	Imperial Community College District GO	0.000%	8/1/26	1,005	956
[1]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,449
[1]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,662
[1]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,689
[4]	Imperial Community College District GO	0.000%	8/1/30	330	283
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	964
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/21	1,000	1,020
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	561
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,336
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/25	1,310	1,569
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/26	2,265	2,796
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	607
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	746
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,921
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/33	3,000	3,493
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/22	155	160
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/23	180	192
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/24	200	218
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/25	170	190
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/26	185	210
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/27	185	214
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/28	270	316
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/29	305	361
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/30	285	341
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/31	220	266
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/36	600	713
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/41	1,045	1,226
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	1,615	1,635
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,264
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	827
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	818
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/22	405	422
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,229
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,871
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	619

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,498
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,253
[1]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,147
[1]	Inglewood Unified School District GO	4.000%	8/1/23	450	485
[1]	Inglewood Unified School District GO	4.000%	8/1/24	250	277
[1]	Inglewood Unified School District GO	4.000%	8/1/25	300	341
[1]	Inglewood Unified School District GO	4.000%	8/1/27	250	296
[1]	Inglewood Unified School District GO	5.000%	8/1/28	325	406
[1]	Inglewood Unified School District GO	5.000%	8/1/29	350	429
[1]	Inglewood Unified School District GO	5.000%	8/1/30	400	491
[1]	Inglewood Unified School District GO	5.000%	8/1/33	500	615
[1]	Inglewood Unified School District GO	5.000%	8/1/34	600	738
[1]	Inglewood Unified School District GO	4.000%	8/1/35	500	570
[1]	Inglewood Unified School District GO	4.000%	8/1/37	260	295
[1]	Inglewood Unified School District GO	4.000%	8/1/38	505	572
[1]	Inglewood Unified School District GO	4.000%	8/1/39	750	849
	Irvine CA	4.000%	9/2/21	1,750	1,767
	Irvine CA	5.000%	9/2/21	675	683
	Irvine CA	4.000%	9/2/22	220	231
	Irvine CA	5.000%	9/2/22	1,125	1,191
	Irvine CA	5.000%	9/2/22	650	689
	Irvine CA	5.000%	9/2/22	1,000	1,057
	Irvine CA	5.000%	9/2/23	200	222
	Irvine CA	5.000%	9/2/23	400	424
	Irvine CA	5.000%	9/2/23	800	886
	Irvine CA	5.000%	9/2/24	200	231
	Irvine CA	5.000%	9/2/24	850	980
	Irvine CA	5.000%	9/2/25	250	299
	Irvine CA	5.000%	9/2/25	450	537
	Irvine CA	5.000%	9/2/26	300	371
	Irvine CA	5.000%	9/2/26	800	951
	Irvine CA	5.000%	9/2/27	375	478
	Irvine CA	5.000%	9/2/28	520	680
	Irvine CA	5.000%	9/2/29	500	669
	Irvine CA	5.000%	9/2/30	330	438
[7]	Irvine CA Special Assessment Revenue VRDO	0.010%	6/1/21	900	900
[7]	Irvine CA VRDO	0.010%	6/1/21	13,430	13,430
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,217
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,432
	Irvine Ranch Water District	5.000%	2/1/35	2,500	3,035
	Irvine Ranch Water District	5.000%	2/1/36	2,665	3,231
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	4,456
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,392
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,577
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,209
[7]	Irvine Ranch Water District VRDO	0.010%	6/1/21	8,435	8,435
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/21	1,500	1,518
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,273
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,410
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,599
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	190
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	658
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	476
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	477

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	263
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	247
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	457
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	553
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	645
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,334
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	306
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	531
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	621
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	322
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	425
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	339
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	667
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	324
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	294
[1]	Jefferson Union High School District COP	4.000%	8/1/23	150	162
[1]	Jefferson Union High School District COP	4.000%	8/1/29	90	111
[1]	Jefferson Union High School District COP	4.000%	8/1/30	100	125
[1]	Jefferson Union High School District COP	4.000%	8/1/31	150	186
[1]	Jefferson Union High School District COP	4.000%	8/1/32	100	123
[1]	Jefferson Union High School District COP	4.000%	8/1/33	150	183
[1]	Jefferson Union High School District COP	4.000%	8/1/34	100	121
[1]	Jefferson Union High School District COP	4.000%	8/1/35	355	429
[1]	Jefferson Union High School District COP	4.000%	8/1/36	640	770
[1]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,213
[1]	Jefferson Union High School District GO	5.000%	8/1/21	500	504
[1]	Jefferson Union High School District GO	5.000%	8/1/22	700	740
[1]	Jefferson Union High School District GO	5.000%	8/1/24	875	1,007
	Jefferson Union High School District GO	4.000%	8/1/33	200	236
	Jefferson Union High School District GO	4.000%	8/1/34	125	147
	Jefferson Union High School District GO	3.000%	8/1/35	150	162
	Jefferson Union High School District GO	3.000%	8/1/36	250	269
	Jefferson Union High School District GO	3.000%	8/1/37	275	295
	Jefferson Union High School District GO	4.000%	8/1/38	365	422
	Jefferson Union High School District GO	4.000%	8/1/39	400	462
	Jefferson Union High School District GO	4.000%	8/1/40	300	346
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	158
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	165
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	225
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	117
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	116
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	115
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	194
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	421
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	153
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/40	140	158
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/45	1,000	1,125
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	506
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	506
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,623
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	845
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,504
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	799
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	708
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	903

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	2,034
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	437
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,163
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	2,032
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	2,225
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	719
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	3,755	3,755
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	4,135
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	5,348
[1]	Kern Community College District COP	3.000%	6/1/33	500	536
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,856
	Kern Community College District GO	4.000%	8/1/28	305	372
	Kern Community College District GO	4.000%	8/1/29	340	420
	Kern Community College District GO	4.000%	8/1/30	375	470
	Kern Community College District GO	4.000%	8/1/31	520	644
	Kern Community College District GO	4.000%	8/1/32	445	549
	Kern Community College District GO	4.000%	8/1/33	635	780
	Kern Community College District GO	4.000%	8/1/34	785	962
	Kern Community College District GO	4.000%	8/1/35	905	1,107
	La Canada Unified School District GO	4.000%	8/1/22	275	288
	La Canada Unified School District GO	4.000%	8/1/33	510	610
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,213
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), ETM	5.000%	9/1/23	750	831
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	4.000%	9/1/23	50	54
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,386
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,386
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,500	1,663
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	6,595	7,311
[2]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,764
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,140	1,314
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,000	1,153
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,535	1,770
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,050	1,210

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	25	29
	La Verne CA COP, Prere.	5.000%	5/15/22	300	317
	La Verne CA COP, Prere.	5.000%	5/15/22	310	327
	La Verne CA COP, Prere.	5.000%	5/15/22	550	581
	La Verne CA COP, Prere.	5.000%	5/15/22	750	792
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/21	690	694
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	619
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	478
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	496
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	707
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,575
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,409
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	966
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	2,111
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	1,082
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,199
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,434
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,810	1,832
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,425
	Liberty Union High School District GO	4.000%	8/1/30	750	885
	Liberty Union High School District GO	4.000%	8/1/31	565	663
	Liberty Union High School District GO	4.000%	8/1/32	250	298
	Liberty Union High School District GO	3.000%	8/1/35	670	745
	Liberty Union High School District GO	3.000%	8/1/36	750	832
	Liberty Union High School District GO	3.000%	8/1/37	825	910
	Liberty Union High School District GO	3.000%	8/1/38	900	978
	Liberty Union High School District GO	3.000%	8/1/39	1,000	1,084
	Liberty Union High School District GO	3.000%	8/1/40	1,000	1,076
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,793
	Lincoln CA Special Tax Revenue	4.000%	9/1/21	650	656
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	471
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	487
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	600	668
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	651
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,209
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,290
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,608
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,545	3,203
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,310	4,145
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,410	4,258
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,490	2,732
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	2,018
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,512

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/21	1,000	1,008
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,137
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	1,240	1,422
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,400
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	503
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	116
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	404
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	759
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/29	525	657
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/31	575	715
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/32	720	896
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/33	700	870
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/35	600	744
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	792
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	1,080
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,348
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,261
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,160
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	1,000	1,061
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/25	1,335	1,582
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	1,330	1,705
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	700	891
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/21	500	511
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	279
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	9,291
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,722
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	4,663
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,845	2,584
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	11,470	17,204
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	1.514%	11/15/25	16,845	17,413
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.534%	11/15/26	10,025	10,415
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,205
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,327
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,284
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,571
[2]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,802
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,449
	Long Beach Community College District GO	4.000%	8/1/33	760	891
	Long Beach Community College District GO	4.000%	8/1/33	400	478
	Long Beach Community College District GO	4.000%	8/1/34	600	702
	Long Beach Community College District GO	4.000%	8/1/35	670	796
	Long Beach Community College District GO	3.000%	8/1/36	1,380	1,531
	Long Beach Community College District GO	3.000%	8/1/37	2,860	3,155
	Long Beach Community College District GO	3.000%	8/1/38	3,160	3,434
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,681
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	872
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	262
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	172

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	176
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	180
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	247
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	250
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	285
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	460
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	425
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	482
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	516
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,547
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,385
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,225
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,228
	Long Beach Unified School District GO	3.000%	8/1/34	550	621
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,285
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,338
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,111
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	3,373
	Los Alamitos Unified School District GO	3.000%	8/1/36	1,145	1,270
	Los Alamitos Unified School District GO	3.000%	8/1/37	1,260	1,390
	Los Angeles CA Community College District GO	4.000%	8/1/21	555	559
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,336
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	30
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,201
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,287
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,152
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,741
	Los Angeles CA Community College District GO	4.000%	8/1/35	14,160	16,517
	Los Angeles CA Community College District GO	4.000%	8/1/36	4,915	5,820
	Los Angeles CA Community College District GO	4.000%	8/1/36	10,010	11,661
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	10,709
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,192
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,628
	Los Angeles CA Community College District GO	4.000%	8/1/37	6,515	7,703
	Los Angeles CA Community College District GO	4.000%	8/1/38	24,360	28,282
	Los Angeles CA Community College District GO	4.000%	8/1/38	320	372
	Los Angeles CA Community College District GO	3.000%	8/1/39	200	216
	Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,433
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	10,000	10,841
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	1,000	1,084
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	6,145	6,661
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	16,227
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	21,515
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,560
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,835
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,825
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	42,970

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	12,860	14,797
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	10,172
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	43,097
	Los Angeles CA GO	5.000%	9/1/22	10,010	10,132
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	556
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/31	1,405	1,904
[1]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	643
	Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,003
	Los Angeles CA Unified School District GO	5.000%	7/1/21	8,750	8,785
	Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	2,952
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,645
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,146
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	13,688
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,642
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,248
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	7,908
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,600
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,007
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,031
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,026
	Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	19,796
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,581
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,218
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,444
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,598
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,009
	Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,034
	Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	25,506
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	578
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,728
	Los Angeles CA Unified School District GO	5.000%	7/1/26	7,270	8,899
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,510
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	31,673
	Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	8,809
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	4,157
	Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	8,828
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,669
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,610
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	39,557
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,459
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,459
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	39,625
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,984
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	11,726
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,339
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,401
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,027
	Los Angeles CA Unified School District GO	4.000%	7/1/31	33,120	41,579
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	19,916
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,965
	Los Angeles CA Unified School District GO	4.000%	7/1/32	16,450	20,588
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,779
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,403
	Los Angeles CA Unified School District GO	4.000%	7/1/33	5,300	6,590
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	6,387

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,000	6,682
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	19,845
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,689
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,552
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,600	2,911
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	6,861
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	12,535
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	4,166
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	7,005
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,561
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	9,161
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	7,326
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,775
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,285	8,862
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,378
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,854
	Los Angeles CA Unified School District GO	4.000%	7/1/39	6,200	7,523
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,747
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,950
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,045	1,152
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/21	2,110	2,110
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,885
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	13,715
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,471
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,420	5,931
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	10,880	11,903
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	16,925	18,460
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,855
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,786
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	5,269
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	5,000	5,450
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,970
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	4,500	4,902
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,532
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,713
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,726
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	7,762
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	8,680
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,557
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	5,132
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	185
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	943
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,305
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,683
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,353
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,241
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,839
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,689
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	3,050
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,590
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,321
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,215

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	6,301
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	6,465
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,615
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,675	3,613
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,207
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,680
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	7,640
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	4,690	6,609
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	9,019
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	9,351
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,300	4,120
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,368
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,262
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,419
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,510
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	9,661
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,259
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	9,851
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,853
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,201
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,251
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	30,868
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,847
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,094
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,978
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,239
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	26,383
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,909
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,785

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,871
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,479
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	7,963
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,254
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,373
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	2,440	2,500
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,368
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,530
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,157
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,544
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,815
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,320
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	1,030
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	7,538
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	150	177
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	2,240
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	1,080
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	8,536
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,138
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	7,302
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,625
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,194
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,619
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,251
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,613
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,313
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	3,000	3,691
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,723
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,375

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,867
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,443
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,633
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	5,089
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,511
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	5,622
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,585
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	11,325
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,666
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,221
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,584
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,600
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,399
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,167
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/21	1,670	1,677
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,775
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,314
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,432
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,749
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/30	3,060	3,633
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	5,096
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	8,556
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	9,881
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,420	8,770
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,472
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/22	1,035	1,083
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,094

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,420	1,486
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	1,700	1,777
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,345	1,588
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,500	1,568
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,809
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	701
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,376
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	2,095
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,350
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,300	1,670
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,216
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,317
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,443
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,309
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	836
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	468
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,000	1,325
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5,000	6,716
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,371
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,190	1,298
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	330	427
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	8,021
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	920	1,254
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,700	1,854
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,510	8,561
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,666
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	920	1,248
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,510	1,647
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	129

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	2,223
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	290
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,510	11,141
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,750	2,366
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,135	4,506
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,750	5,552
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,415
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,500	5,874
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	292
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,796
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	6,112
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,000	2,333
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,284
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,525	9,807
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,270	2,804
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,833
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,520
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,035	18,243
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	9,114
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	3,088
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	4,500
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,190	10,615
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	9,070
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,175	4,045
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	7,500
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	4,182
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	9,650
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,250	18,383
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,178

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,318
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	9,632
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,005	2,335
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	9,312
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	7,950	10,493
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,925	10,437
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	21,736
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	6/1/21	300	300
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	6/1/21	1,300	1,300
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,770
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	9,985	10,025
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	10,100	10,865
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	903
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,800	5,162
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	9,330
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,679
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	11,192
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	2,065	2,359
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	3,825	4,436
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,156
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,407
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	12,359
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	3,301
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15,200	16,672
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	7,000	7,832
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,855
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,528
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,748
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	14,320	15,701

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,767
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,750	8,969
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,055	1,323
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	36,395
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,899
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	35,550	41,060
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,931
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	26,408
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,281
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	13,689
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	8,271
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,504
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	44,391
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,565	1,866
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,886
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,050	3,869
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	25,670
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,251
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,853
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	31,506
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	119
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	6,225
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,867
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	10,035
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	4,229
[6,7]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.050%	6/3/21	5,400	5,400
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	5,100	5,100
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	14,500	14,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	11,900	11,900

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	8,500	8,500
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	6,000	6,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	22,075	22,075
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	12,900	12,900
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	6/3/21	6,500	6,500
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	6/3/21	9,250	9,250
Los Angeles Department of Water & Power System Electric Power & Light Revenue, Prere.	5.000%	7/1/21	140	141
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/22	1,060	1,116
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	5,605	5,902
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,658
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,500	1,579
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	2,118
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	6,060	7,314
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	4,690	5,362
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	450	539
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	7,000	7,681
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	6,080	6,949
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,000	5,484
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	6,583
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	6,056
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	4,500	5,382
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,250	2,687
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	119
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,455	1,737
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,919
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,540	6,812
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,050	1,251
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	9,202
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,000	6,116

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	4,400	4,400
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	1,000	1,000
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	12,725	12,725
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	5,800	5,800
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	22,500	22,500
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	18,820	18,820
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	7,263
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	161
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	9,744
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,985
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	2,152
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,819
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	9,586	11,828
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	10,067
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	15,714
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	5,238
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,533
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	12,593
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	11,958
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,054
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,321
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,959
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,070
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,343
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,881
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	1,090
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,800
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	12,028
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,220	7,175

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,565
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	28,255	32,548
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,813
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	6,380	7,336
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	11,560
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	3,172
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	5,847
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/38	105	120
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	4,671
	Los Rios Community College District GO	5.000%	8/1/24	500	575
	Los Rios Community College District GO	5.000%	8/1/26	1,410	1,738
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,395
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,423
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,642
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,690
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,087
	Los Rios Community College District GO	4.000%	8/1/33	3,150	3,683
	Los Rios Community College District GO	4.000%	8/1/35	3,750	4,350
	Los Rios Community College District GO	4.000%	8/1/35	250	290
	Los Rios Community College District GO	4.000%	8/1/36	700	810
	Los Rios Community College District GO	4.000%	8/1/37	525	606
	Los Rios Community College District GO	4.000%	8/1/38	610	703
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,312
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,496
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,181
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,063
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	316
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	453
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	425
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	395
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	658
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,300
	Manteca Unified School District GO	5.000%	8/1/21	1,000	1,008
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,057
	Marin Community College District GO	4.000%	8/1/29	450	538
	Marin Community College District GO	4.000%	8/1/30	800	950
	Marin Community College District GO	4.000%	8/1/31	7,660	9,057
	Marin Community College District GO	4.000%	8/1/32	1,000	1,160
	Marin Community College District GO	4.000%	8/1/32	2,945	3,474
	Marin Community College District GO	4.000%	8/1/33	1,900	2,236
	Marin Community College District GO	4.000%	8/1/34	1,000	1,153
	Marin Community College District GO	4.000%	8/1/34	3,030	3,559

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marin Community College District GO	4.000%	8/1/36	665	762
	Marin County CA COP	4.000%	11/1/32	200	228
	Marin Healthcare District GO	5.000%	8/1/28	435	513
	Marin Healthcare District GO	5.000%	8/1/30	520	612
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,176
	Marin Healthcare District GO	5.000%	8/1/32	1,850	2,177
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,588
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,499
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,971
	Marin Healthcare District GO	4.000%	8/1/40	20,615	23,161
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,167
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,312
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,132
	Martinez Unified School District GO	3.000%	8/1/35	1,100	1,190
	Menifee Union School District GO	4.000%	8/1/29	165	205
	Menifee Union School District GO	4.000%	8/1/30	200	251
	Menifee Union School District GO	4.000%	8/1/32	250	309
[2]	Menifee Union School District GO	4.000%	8/1/34	350	429
[2]	Menifee Union School District GO	4.000%	8/1/36	300	365
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/21	615	625
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	553
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,000	1,180
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,470
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	468
	Mesa Water District COP	5.000%	3/15/28	400	515
	Mesa Water District COP	5.000%	3/15/29	335	441
	Mesa Water District COP	5.000%	3/15/30	405	544
	Mesa Water District COP	5.000%	3/15/31	250	334
	Mesa Water District COP	5.000%	3/15/32	350	466
	Mesa Water District COP	5.000%	3/15/33	350	465
	Mesa Water District COP	4.000%	3/15/39	770	927
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/21	2,780	2,791
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	3,947
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	2,150	2,262
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	3,585	3,727
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	2,250	2,365
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,979
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	2,101
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	11,000	14,567

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,890	2,478
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,510	9,920
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,289
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,160	13,376
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,287
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	16,180	16,180
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	8,180	8,180
	Miracosta Community College District GO	4.000%	8/1/33	1,100	1,374
	Miracosta Community College District GO	4.000%	8/1/34	1,775	2,204
	Miracosta Community College District GO	2.000%	8/1/39	2,235	2,221
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,973
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,773
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,913
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/28	2,885	3,736
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,718
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,821
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,738
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/21	1,000	1,004
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,080
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,748
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	2,181
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	3,028
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,579
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/31	660	794
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/34	615	734
	Montebello Unified School District GO	5.000%	8/1/41	2,555	3,082
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,522
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,260
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	621
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	717
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	795
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	867
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	999
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,120
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,209
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,399
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,620

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,063
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,444
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,830
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	6,026
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,990	3,318
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,788
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,000	2,219
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,075	5,632
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	471
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	234
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	291
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,435
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	861
	Mount Diablo CA Unified School District GO	5.000%	8/1/21	785	791
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,937
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,539
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,901
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,651
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/22	180	189
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/23	320	345
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/24	500	552
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/25	340	391
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/26	290	339
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/27	360	426
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/28	430	513
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	450	542
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	215	258
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	550	670
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	305	370
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	575	697
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	400	483
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/32	400	483
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/33	325	391
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/34	300	359
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	325	388
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	1,000	1,190
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/36	315	375
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/37	300	356
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/38	300	354
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/39	275	324
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,400	1,631
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	409
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,361
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	3,067
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	4,273
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	626

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	437
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	561
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,515
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/21	285	285
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	419
	Mountain View-Whisman School District GO	5.000%	9/1/26	1,110	1,373
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	324
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	620
	Mountain View-Whisman School District GO	3.000%	9/1/35	640	728
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,330
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	685	873
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	200	255
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	20,374
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	10,350	16,360
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	17,806
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,360	18,705
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,825	22,764
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	16,100	26,510
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/21	5,020	5,040
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,503
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/21	1,605	1,624
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	335
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	922
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,617
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	392
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	814
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,629
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	520	606
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,895
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/27	465	541
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/28	300	348
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	383
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	9,282
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	5,301
	Napa Valley Unified School District GO	5.000%	8/1/31	205	249
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,551
[2]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,737
[2]	Napa Valley Unified School District GO	4.000%	8/1/36	3,175	3,660
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,650	1,650
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,720	1,720
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,790	1,790
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,865	1,865
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,940	1,940
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,020	2,020
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,100	2,100

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,185	2,185
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,275	2,275
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,365	2,365
[2]	Natomas Unified School District GO	4.000%	8/1/33	860	992
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,572
	Nevada Joint Union High School District GO	4.000%	8/1/33	1,410	1,667
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	681
	New Haven Unified School District GO	5.000%	8/1/26	4,535	5,565
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,642
	New Haven Unified School District GO	4.000%	8/1/29	100	121
	New Haven Unified School District GO	4.000%	8/1/30	100	120
	New Haven Unified School District GO	4.000%	8/1/31	100	120
	New Haven Unified School District GO	4.000%	8/1/32	100	119
	New Haven Unified School District GO	4.000%	8/1/35	325	384
	New Haven Unified School District GO	4.000%	8/1/36	155	182
	New Haven Unified School District GO	4.000%	8/1/37	300	351
	New Haven Unified School District GO	4.000%	8/1/38	805	941
	New Haven Unified School District GO	5.000%	8/1/40	955	1,115
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,138
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,919
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,447
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,178
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,642
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,292
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,800
	Norco CA Special Tax Revenue	4.000%	9/1/21	1,055	1,065
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	1,026
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,410
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,593
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	597
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	2,000
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	2,228
[1]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	1,012
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	600	782
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,295
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	330	395
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	440	526
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,000	1,278
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	855	1,090
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/39	1,565	1,851
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	246
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	972
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	307
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	857
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,000	1,346
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,250	3,017

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	610
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,673
[1]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,662
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	608
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,668
	North Orange County CA Community College District GO	4.000%	8/1/33	375	456
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,982
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,371
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,390
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	94,800	104,568
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/22	200	209
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	420
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	789
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/25	2,030	2,385
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,556
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,450
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	2,138
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,667
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	3,070
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	5,155
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,959
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,991
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,820
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,500	4,188
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,250	1,494
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	1,150	782
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	699
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	482
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,582
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	998
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	1,102
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,737
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,722
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	6/3/21	25,500	25,500

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	6/7/21	10,000	10,000
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	265
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	386
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	502
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	457
	Oakdale Irrigation District Water Revenue	5.000%	8/1/33	350	385
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	439
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	329
	Oakland CA GO	2.000%	1/15/34	5,505	5,500
	Oakland CA GO	2.000%	1/15/35	4,480	4,460
	Oakland CA GO	2.125%	1/15/36	4,735	4,756
	Oakland CA GO	3.000%	1/15/40	6,580	7,184
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	3,000	3,036
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	200	202
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	1,600	1,613
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	3,195	3,220
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,372
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,455
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	6,265	6,896
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	1,000	1,086
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	667
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	12,998
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	2,097
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,457
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,571
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	200
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,368
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,375	2,812
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	674
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,485
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,353
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	219
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,464
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,525
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,371
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,663
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,512
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,177
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,453
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	170
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	7,435
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,570
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,176
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,234
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,526
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	121
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	595
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	6,528
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	2,375	2,786
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,840
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	7,337
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,615	3,067
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	3,058
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,484

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,350	1,583
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	5,233
	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	2,500	2,927
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	6,050
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	9,236
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	4,007
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	6,000	6,405
	Oakland Unified School District/Alameda County GO, Prere.	6.250%	8/1/21	2,000	2,020
[1]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,874
	Oceanside CA Unified School District GO	4.000%	8/1/41	100	110
	Ohlone Community College District GO	5.000%	8/1/22	760	804
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,520
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,926
	Ohlone Community College District GO, Prere.	5.000%	8/1/21	1,770	1,784
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,519
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/27	1,285	1,415
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/28	1,765	1,944
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/29	2,280	2,511
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/30	1,400	1,542
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/31	2,525	2,781
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/32	2,660	2,930
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/33	2,205	2,429
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	220
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	365
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/21	1,200	1,214
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/22	1,230	1,272
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,331
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,390
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,455
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,682
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	8,784
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,872
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	11,378
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	5,890	6,032
	Orange County Water District COP	2.000%	8/15/23	27,720	28,555
	Orange County Water District Water Revenue	5.000%	8/15/32	860	1,133
	Orange County Water District Water Revenue	4.000%	8/15/35	790	955
	Orange County Water District Water Revenue	4.000%	8/15/41	1,100	1,263
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	8,860
[2]	Oxnard CA Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,266
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,361
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,403
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	921
	Oxnard Union High School District GO	4.000%	8/1/23	210	227
	Oxnard Union High School District GO	4.000%	8/1/24	200	223
	Oxnard Union High School District GO	5.000%	8/1/26	850	1,042
	Oxnard Union High School District GO	5.000%	8/1/27	750	944
	Oxnard Union High School District GO	5.000%	8/1/28	500	629
	Oxnard Union High School District GO	5.000%	8/1/29	850	1,066
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,359

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oxnard Union High School District GO	4.000%	8/1/31	750	881
	Oxnard Union High School District GO	4.000%	8/1/32	1,000	1,174
	Oxnard Union High School District GO	4.000%	8/1/32	325	388
	Oxnard Union High School District GO	4.000%	8/1/33	375	446
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,332
	Oxnard Union High School District GO	4.000%	8/1/36	750	884
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,432
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,906
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,167
	Oxnard Union High School District GO	4.000%	8/1/40	1,515	1,760
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	263
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	291
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	347
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	288
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,430
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	440	447
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,205
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,274
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,343
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,479
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,651
	Palm Springs Unified School District GO	5.000%	8/1/25	4,775	5,682
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,558
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,000	1,008
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,500	1,512
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,500	1,512
	Palm Springs Unified School District GO, Prere.	5.000%	8/1/21	1,500	1,512
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	350	354
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	713
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	441
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	829
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	874
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	650
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	1,010
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	852
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	520
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,631
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,526
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	493

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,702
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	888
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	591
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,363
	Palo Alto CA	4.000%	9/2/21	400	404
	Palo Alto CA	5.000%	9/2/27	1,000	1,058
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,694
	Palomar Community College District GO	5.000%	5/1/28	15	18
	Palomar Community College District GO	5.000%	8/1/30	520	649
	Palomar Community College District GO	5.000%	8/1/31	400	499
	Palomar Community College District GO	5.000%	8/1/32	300	374
	Palomar Community College District GO	4.000%	8/1/33	2,140	2,427
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,493
	Palomar Community College District GO	4.000%	8/1/34	2,390	2,707
	Palomar Community College District GO	5.000%	8/1/35	2,485	3,089
	Palomar Community College District GO, Prere.	5.000%	5/1/25	120	142
	Palomar Health COP	5.000%	11/1/21	810	824
	Palomar Health COP	5.000%	11/1/23	600	659
	Palomar Health COP	5.000%	11/1/24	665	754
	Palomar Health COP	5.000%	11/1/26	445	532
	Palomar Health COP	5.000%	11/1/27	750	914
	Palomar Health COP	5.000%	11/1/32	4,550	5,386
[4]	Palomar Health GO	0.000%	8/1/21	1,400	1,399
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,276
[11]	Palomar Health GO	0.000%	8/1/24	5,130	5,021
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,185
	Palomar Health GO	5.000%	8/1/26	310	370
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,914
[11]	Palomar Health GO	0.000%	8/1/27	8,095	7,515
[11]	Palomar Health GO	0.000%	8/1/28	500	453
	Palomar Health GO	5.000%	8/1/28	1,640	1,940
	Palomar Health GO	5.000%	8/1/28	8,570	10,139
[11]	Palomar Health GO	0.000%	8/1/29	7,210	6,373
	Palomar Health GO	5.000%	8/1/29	875	1,030
	Palomar Health GO	5.000%	8/1/29	4,340	5,107
	Palomar Health GO	4.000%	8/1/30	1,500	1,682
	Palomar Health GO	5.000%	8/1/30	1,130	1,323
	Palomar Health GO	4.000%	8/1/31	1,550	1,734
	Palomar Health GO	5.000%	8/1/31	800	934
	Palomar Health GO	4.000%	8/1/32	4,900	5,471
	Palomar Health GO	5.000%	8/1/33	1,320	1,536
	Palomar Health GO	0.000%	8/1/34	225	170
	Palomar Health GO	0.000%	8/1/35	595	437
	Palomar Health GO	0.000%	8/1/36	510	364
	Palomar Health GO	4.000%	8/1/36	5,015	5,562
	Palomar Health GO	0.000%	8/1/37	1,105	765
	Palomar Health GO	3.000%	8/1/37	250	258
	Palomar Health GO	4.000%	8/1/37	4,195	4,644
[11]	Palomar Health GO	7.000%	8/1/38	3,510	5,001
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,375	1,399
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,648
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,711

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,625
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,242
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	408
	Palomar Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,895	9,695
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	304
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	1,455	1,466
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	3,126
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,731
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,443
[1]	Paramount Unified School District GO	4.000%	8/1/30	70	87
[1]	Paramount Unified School District GO	4.000%	8/1/31	125	154
[1]	Paramount Unified School District GO	4.000%	8/1/32	150	184
[1]	Paramount Unified School District GO	4.000%	8/1/33	145	177
[1]	Paramount Unified School District GO	4.000%	8/1/34	150	183
[1]	Paramount Unified School District GO	4.000%	8/1/35	300	365
[1]	Paramount Unified School District GO	4.000%	8/1/37	390	471
[1]	Paramount Unified School District GO	4.000%	8/1/38	690	830
[1]	Paramount Unified School District GO	4.000%	8/1/39	470	564
[1]	Paramount Unified School District GO	4.000%	8/1/40	450	539
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,248
	Pasadena Unified School District GO	5.000%	8/1/25	750	894
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,192
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,247
	Pasadena Unified School District GO	5.000%	8/1/26	510	627
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,281
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	3,695	3,862
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	1,500	1,568
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	2,000	2,090
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	763
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	958
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,273
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,270
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	760
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,103
	Peralta Community College District GO	5.000%	8/1/25	510	606
	Peralta Community College District GO	5.000%	8/1/25	500	594
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,717
	Peralta Community College District GO	5.000%	8/1/26	650	797
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,762
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,258
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,898
	Peralta Community College District GO	5.000%	8/1/28	555	713
	Peralta Community College District GO	5.000%	8/1/29	2,430	2,767
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,670
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,423
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,662
	Peralta Community College District GO	5.000%	8/1/30	670	893
	Peralta Community College District GO	5.000%	8/1/30	3,380	4,505
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,941
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,667
	Peralta Community College District GO	5.000%	8/1/32	4,340	5,107
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,551

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,087
[2]	Perris CA Union High School District GO	4.000%	9/1/35	1,730	2,080
[2]	Perris CA Union High School District GO	4.000%	9/1/36	1,845	2,212
[2]	Perris CA Union High School District GO	4.000%	9/1/37	2,190	2,619
	Pittsburg CA Water Revenue	4.000%	8/1/21	500	503
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	264
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	2,000	2,024
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	976
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	1,027
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,390
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,464
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,536
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,835
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	141
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	308
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/21	300	305
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	409
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	554
[2,10]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,569
[2,10]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,712
[2,10]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,740
[2,10]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	3,046
[2,10]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,523
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	213
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/21	775	781
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,400
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/23	2,540	2,806
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,294
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	2,129
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	127
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,702
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,697
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	1,120
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,396
[2]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	2,038
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,220
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,160
	Pleasanton Unified School District GO	4.000%	8/1/36	800	926
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	2,475	2,674
[1]	Pomona Unified School District GO	5.000%	8/1/22	440	465
[1]	Pomona Unified School District GO	5.000%	8/1/26	450	516
[2]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,327
	Pomona Unified School District GO	4.000%	8/1/37	920	1,116
[2]	Pomona Unified School District GO	2.125%	8/1/41	3,250	3,215
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/21	750	756

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/25	3,795	3,825
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,857
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	3,069
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	5,198
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	2,560	2,908
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	4,325
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,430
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	3,066
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/35	1,925	2,183
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/36	2,520	2,872
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,249
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/26	2,735	3,335
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,563
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	2,007
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,181
[2]	Porterville CA Water (Water System Financing Project) COP	2.000%	8/15/21	215	216
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/22	100	105
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	108
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	115
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	178
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	153
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	144
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	160
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	196
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	226
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	154
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	184
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	190
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	183
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	286
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	242
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	211
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	265
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	324
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	269
	Portola Valley School District GO	3.000%	8/1/35	875	995
	Portola Valley School District GO	3.000%	8/1/36	640	723
	Portola Valley School District GO	3.000%	8/1/37	700	782
	Portola Valley School District GO	3.000%	8/1/38	675	747
	Portola Valley School District GO	3.000%	8/1/39	725	799
	Portola Valley School District GO	3.000%	8/1/40	530	581
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,335
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,794
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,646
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,636
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,857
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,283
	Poway Unified School District GO	0.000%	8/1/29	10,310	9,172
	Poway Unified School District GO	0.000%	8/1/30	100	86
	Poway Unified School District GO	4.000%	8/1/30	8,190	9,064
	Poway Unified School District GO	0.000%	8/1/31	2,375	2,000
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,726

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Unified School District GO, Prere.	5.000%	8/1/21	5,125	5,167
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,010
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	896
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	757
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22	435	457
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,308
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,105
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,152
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,750
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	925
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	2,095
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,192
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,510	3,065
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	1,015
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	960	1,091
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	970	1,094
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	980	1,083
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,200	1,349
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,250	1,400
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	960	1,060
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,365	1,527
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,460	1,631
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,545	1,725
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,645	1,835
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	118
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	159
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	191
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	141
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	166
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	164
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	220
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	371
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	321
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	472
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	451

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	424
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	193
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	443
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	604
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	257
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	859
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	543
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	997
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	616
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	1,153
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/21	320	324
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	482
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,565	1,659
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	990	1,049
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,190	1,261
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	2,515	2,666
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,933
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	3,177
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,696
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,582
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,930
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	860
	Ravenswood CA City School District GO	4.000%	8/1/32	130	157
	Ravenswood CA City School District GO	4.000%	8/1/33	150	180
	Ravenswood CA City School District GO	4.000%	8/1/34	150	180
	Ravenswood CA City School District GO	4.000%	8/1/35	180	215
	Ravenswood CA City School District GO	4.000%	8/1/36	270	321
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,153
	Ravenswood CA City School District GO	4.000%	8/1/40	590	695
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	414
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,154
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,140
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	855
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	979
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	861
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,215
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,687
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	1,009
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	342
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	442
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	812
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,197
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,193
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	924
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	566

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	547
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,206
	Redwood City School District GO	3.000%	8/1/40	1,490	1,618
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,290
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,634
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	592
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	954
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	4,036
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,785
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,376
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,936
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,370
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	967
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/22	1,750	1,809
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/23	1,400	1,524
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,127
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	100	119
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/21	535	545
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	640
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	686
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,179
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	907
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,319
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,125	1,417
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	2,045
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,266
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,798
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,516
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	2,087
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,994
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,149
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,149

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,149
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	2,300	2,643
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,689
[7]	Riverside CA Electric Power & Light Revenue VRDO	0.030%	6/2/21	6,280	6,280
[7]	Riverside CA Electric Power & Light Revenue VRDO	0.060%	6/2/21	15,135	15,135
	Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,016
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,281
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,314
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	733
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,325
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,426
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,855
	Riverside Community College District GO	3.000%	8/1/33	770	874
	Riverside Community College District GO	4.000%	8/1/34	3,630	4,435
	Riverside Community College District GO	3.000%	8/1/35	725	817
	Riverside Community College District GO	3.000%	8/1/36	1,000	1,121
	Riverside Community College District GO	3.000%	8/1/36	2,000	2,241
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,371
	Riverside Community College District GO	3.000%	8/1/38	1,890	2,098
	Riverside Community College District GO	3.000%	8/1/38	3,665	4,068
	Riverside Community College District GO	3.000%	8/1/39	2,110	2,328
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,862
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,447
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,397
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,662
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	6,835	6,565
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	596
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,255
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,336
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,223
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,310
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,147
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/22	1,800	1,925
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/23	2,100	2,340
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/24	2,060	2,381
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/30	9,885	11,742
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/32	10,620	12,584
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	595	657
[6,7]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.120%	6/3/21	7,500	7,500
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	2,550	2,581

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	250	254
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,936
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	370
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,696
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	4,372
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,506
[1,6,7]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	0.100%	6/3/21	2,420	2,420
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	1,150	1,168
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,403
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	2,106
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,299
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,705
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,362
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,308
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,474
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,390
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	1,024
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/22	375	392
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/27	520	613
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/30	750	866
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/32	590	677
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/37	1,015	1,154
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/22	2,500	2,465
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/23	3,630	3,522
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/24	6,985	6,653
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,939
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,060
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	4,081
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,517
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,305
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,075	4,489
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,305

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,203
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	599
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	363
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	348
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	360
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	464
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	611
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	737
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	465
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	806
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	763
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	695
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	801
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	817
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,380
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,170
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,436
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,183
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,193
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/23	1,410	1,493
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/25	1,555	1,643
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/26	1,615	1,707
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/27	1,710	1,806
	Riverside Unified School District GO	4.000%	8/1/29	850	1,011
	Riverside Unified School District GO	4.000%	8/1/30	850	1,006
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,475
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,335
	Riverside Unified School District GO	4.000%	8/1/35	2,055	2,413
	Riverside Unified School District GO	3.000%	8/1/36	2,000	2,181
	Riverside Unified School District GO	3.000%	8/1/37	2,000	2,176
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,506
	Riverside Unified School District GO	3.000%	8/1/39	5,000	5,415
	Riverside Unified School District GO	3.000%	8/1/40	7,500	8,092
	Riverside Unified School District GO	4.000%	8/1/42	1,480	1,715
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,948

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,900
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	117
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	117
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	131
	Romoland School District Special Tax Revenue	4.000%	9/1/40	555	629
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	845
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/29	330	407
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	200	245
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	250	307
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	350	429
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	250	306
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/36	4,530	5,143
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	770	883
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	530	608
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,310	1,503
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,000	1,147
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	3,425	3,929
	Roseville CA Special Tax Revenue	5.000%	9/1/21	500	506
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	32
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	60
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	56
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	125
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	113
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	251
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	136
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	235
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	235
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	229
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	276
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	142
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	98
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	190
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	304
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	282
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	653
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	572
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,521
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	839
	Roseville CA Special Tax Revenue	4.000%	9/1/41	765	872
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/21	700	707
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,049
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	610
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,268
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,395
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	937
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,499

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	3,331
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	297
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	366
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	604
[1]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	2,019
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	272
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	569
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	536
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	475
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	230
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	446
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,849
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	926
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	247
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	813
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	371
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,710
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,227
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,252
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	556
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	410	510
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/22	445	474
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/24	300	347
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/26	280	322
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/27	650	747
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/28	250	287
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/29	500	572
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/31	1,160	1,326
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/33	1,280	1,462
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/34	1,340	1,530
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/21	600	602
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/21	1,000	1,006
	Sacramento CA City Unified School District GO	5.000%	7/1/22	380	399
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	987
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	782
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,725
	Sacramento CA City Unified School District GO	5.000%	8/1/23	455	498
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	402
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	252
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/28	220	257
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	448
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	686
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	117
	Sacramento CA Cogeneration Authority Electric Power & Light Revenue (Procter & Gamble Project), ETM	5.250%	7/1/21	1,000	1,004
[6,7]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.120%	6/3/21	7,500	7,500
	Sacramento CA Special Tax	3.000%	9/1/23	220	230
	Sacramento CA Special Tax	3.000%	9/1/24	395	419
	Sacramento CA Special Tax	4.000%	9/1/26	505	573
	Sacramento CA Special Tax	4.000%	9/1/28	635	739
	Sacramento CA Special Tax	4.000%	9/1/30	260	300

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Special Tax	4.000%	9/1/31	220	254
	Sacramento CA Special Tax	4.000%	9/1/32	315	363
	Sacramento CA Special Tax	4.000%	9/1/34	560	642
	Sacramento CA Special Tax	4.000%	9/1/36	660	754
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,568
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,994
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,534
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,143
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,456
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,959
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,709
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,203
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,524
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,847
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,434
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,914
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,560
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,658
[6,7]	Sacramento CA Water Revenue TOB VRDO	0.070%	6/3/21	7,800	7,800
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,562
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,539
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	2,041
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,797
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	14,528
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	4,083
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,992
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	547
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	400
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	465	512
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	1,000	1,100
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	1,062
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	380
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	600	686
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,143

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,366
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	280
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,391
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	953
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,391
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,587
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,757
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,617
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,720
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,318
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,251
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,271
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,803
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	634
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	634
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,931
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,615
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,577
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	4,291
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	627
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,313
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,478
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	836
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,889
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	936
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,198
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,391
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,558
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	3,147

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,163
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,390
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	626
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,051
[2]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,770
[2]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,278
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,378
[2]	Sacramento County CA COP	5.000%	10/1/27	660	829
[2]	Sacramento County CA COP	5.000%	10/1/28	695	892
[2]	Sacramento County CA COP	5.000%	10/1/29	1,700	2,227
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/24	900	1,047
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/25	1,325	1,595
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/26	1,155	1,437
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	2,725	3,490
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	3,090	3,957
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	2,725	3,568
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	4,000	5,237
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	4,190	5,598
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	3,600	4,810
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	3,400	4,633
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	2,725	3,713
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/31	5,500	7,660
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/32	15,000	21,141
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/33	6,170	8,547
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	13,000	14,909
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,329
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	6,031
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	25,000	28,150
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/21	2,725	2,752
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,236
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	10,085	10,908
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	3,043

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,786
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	3,123
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,459
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	4,905	5,412
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,205
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	6,435	6,807
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	2,615	3,432
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,025	1,124
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	14,949
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	5,532
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/22	680	681
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/28	1,575	1,578
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/29	1,660	1,663
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/30	1,875	1,878
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/31	1,970	1,973
[7]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.020%	6/3/21	6,045	6,045
[7]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.020%	6/3/21	19,600	19,600
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,194
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,191
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,424
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,184
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,181
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/21	225	229
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	239
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	387
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	539
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	664
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	1,087
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,560
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,968
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,801
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,410
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,707
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	3,102
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/37	5,880	7,256

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	4,000
[2]	San Bernardino City Unified School District GO	5.000%	8/1/21	1,230	1,240
[2]	San Bernardino City Unified School District GO	5.000%	8/1/22	1,525	1,610
[2]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,210
[2]	San Bernardino City Unified School District GO	5.000%	8/1/24	1,400	1,545
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	285
[1,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	420
[2]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	590
[2]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	446
[2]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,339
[2]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	688
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,919
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	785
[2]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,999
[2]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	1,100
[2]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	283
[2]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,310	1,447
[2]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,629
	San Bernardino Community College District GO	4.000%	8/1/34	125	147
	San Bernardino Community College District GO	4.000%	8/1/35	220	258
	San Bernardino Community College District GO	4.000%	8/1/36	255	298
	San Bernardino Community College District GO	4.000%	8/1/37	370	431
	San Bernardino Community College District GO	4.000%	8/1/38	475	553
	San Bernardino Community College District GO	4.000%	8/1/39	665	773
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	5,000	5,420
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,000	10,841
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	11,556
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	13,019
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,375	4,837
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,550	5,031
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,150	4,588
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	830
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	868
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	749
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	783
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	790
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	9,951
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,965
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,620
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	18,407
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,900	17,109
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	12,233
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	8,940	9,259
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	6,030	6,451
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	14,229
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,819
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,000	16,711
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	15,609
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	219
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	1,008
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,619

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	264
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,898
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,349
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	997
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,731
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,994
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,856
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,300
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,522
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,664
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,864
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,010
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,620
[2]	San Diego CA Unified School District GO	5.500%	7/1/26	7,565	9,475
	San Diego CA Unified School District GO	0.000%	7/1/27	1,690	1,597
	San Diego CA Unified School District GO	0.000%	7/1/28	6,885	6,370
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,745
	San Diego CA Unified School District GO	5.000%	7/1/28	725	857
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,102
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,934
	San Diego CA Unified School District GO	5.000%	7/1/29	750	886
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	4,069
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,699
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,259
	San Diego CA Unified School District GO	0.000%	7/1/30	2,330	2,048
	San Diego CA Unified School District GO	0.000%	7/1/30	9,725	8,548
	San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,357
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,861
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,415
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,770
	San Diego CA Unified School District GO	5.000%	7/1/31	8,985	9,865
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,546
	San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,134
	San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,626
	San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,264
	San Diego CA Unified School District GO	5.000%	7/1/33	4,440	5,561
	San Diego CA Unified School District GO	0.000%	7/1/34	2,600	2,071
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,390
	San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,374
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,705
	San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,060
	San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,969
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,465
	San Diego CA Unified School District GO	0.000%	7/1/36	375	283
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,979
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,589
	San Diego CA Unified School District GO	4.000%	7/1/36	4,375	5,377

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	3.000%	7/1/37	4,000	4,498
	San Diego CA Unified School District GO	4.000%	7/1/37	5,155	6,017
	San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,088
	San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,907
	San Diego CA Unified School District GO	3.000%	7/1/38	6,095	6,755
	San Diego CA Unified School District GO	4.000%	7/1/38	1,805	2,167
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,881
	San Diego CA Unified School District GO	4.000%	7/1/39	2,000	2,396
	San Diego CA Unified School District GO	5.000%	7/1/41	50	62
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,717
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,369
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,123
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,287
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,024
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	551
	San Diego Community College District GO	4.000%	8/1/32	23,150	26,843
[6,7]	San Diego Community College District GO TOB VRDO	0.120%	6/3/21	3,000	3,000
	San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,335
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,106
	San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,377
	San Diego County CA COP	5.000%	10/15/24	2,125	2,460
	San Diego County CA COP	5.000%	10/15/25	5,305	6,136
	San Diego County CA COP	5.000%	10/15/26	2,590	2,993
	San Diego County CA COP	5.000%	10/15/27	2,000	2,309
	San Diego County CA COP	5.000%	10/15/28	1,400	1,613
	San Diego County CA COP	5.000%	10/15/29	2,010	2,310
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	454
	San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,862
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	929
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,667
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,450	2,911
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	3,197
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,826
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	4,159
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	418
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,446
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	8,134
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	166
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,184
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,700	4,380
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	355
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	244
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,361
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	6,479

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	488
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	360	451
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,547
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,839
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	501
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	475	589
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,458
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	7,124
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	428
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	385
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,596
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	380	496
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	731
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	1,011
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	2,065
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	456
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,320	1,737
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,784
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,233
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	474
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	2,036
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	3,419
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,617
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	598
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,385
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,239
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,725
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,226
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	3,384

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	534
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	7,367
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,765
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	2,068
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	727
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,505	1,767
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,692
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	758
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,922
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	795
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	7,598
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	838
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	5,307
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,397
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,352
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,344
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,889
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	6,106
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	5,662
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	239
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.020%	6/3/21	18,305	18,305
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.020%	6/3/21	9,325	9,325
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.030%	6/3/21	42,215	42,215
[4]	San Diego County Water Authority COP	5.250%	5/1/22	7,075	7,410
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,553
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	3,000	3,665
	San Diego County Water Authority Water Revenue	5.000%	5/1/27	1,800	2,265
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,876
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	10,000	12,867
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	4,099
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,971
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	2,188
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	666

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/34	615	817
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/36	500	660
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,317
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,312
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	3,358
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	2,122
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/32	1,000	1,347
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/33	500	671
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/35	1,110	1,480
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/38	1,350	1,650
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	2,500	3,035
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	3,365	4,074
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/36	8,280	10,532
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/37	3,360	4,263
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	6,056
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	6,298
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	6,045
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,416
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	4,270	5,083
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	179
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,113
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,427
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	2,135	2,161
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,100
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,168
[2]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,476
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,233
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	2,130
[10]	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	1,110
[10]	San Dieguito Union High School District GO	3.000%	8/1/38	4,000	4,414
[10]	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,339
[10]	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,350
[10]	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,361
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,897
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,998
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	7,473
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,000	4,936
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,600	1,968
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	2,507

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	2,002
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,595	3,564
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,817
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,965
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	550	648
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31	2,215	2,607
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32	1,625	1,911
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33	1,500	1,762
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,896
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,710
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,931
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,550
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,607
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	305
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	726
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	795
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	821
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	1,984
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,152
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	2,980	3,663
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	9,012
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	7,610
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	9,284
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,597
San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,461
San Francisco CA City & County COP	5.000%	4/1/28	465	553
San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,544
San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,631
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,616
San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,722
San Francisco CA City & County COP	4.000%	4/1/31	1,910	2,263
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,491
San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,856
San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,823
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,112
San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,926
San Francisco CA City & County COP	4.000%	4/1/35	9,870	11,134
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,553
San Francisco CA City & County COP	4.000%	4/1/36	10,665	12,014
San Francisco CA City & County COP	4.000%	4/1/37	8,590	10,059
San Francisco CA City & County COP	4.000%	4/1/38	4,930	5,763
San Francisco CA City & County COP	4.000%	4/1/39	9,290	10,840
San Francisco CA City & County COP	4.000%	4/1/39	3,215	3,827
San Francisco CA City & County COP	4.000%	4/1/40	9,660	11,257
San Francisco CA City & County COP	4.000%	4/1/40	3,420	4,058
San Francisco CA City & County COP	4.000%	4/1/41	3,000	3,490

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	4.000%	4/1/41	3,640	4,304
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	3.000%	9/1/21	225	227
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	450
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	437
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,429
	San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,710
	San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,106
	San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,333
	San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,278
	San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,454
	San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,487
	San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,710
[10]	San Francisco CA City & County GO	5.000%	6/15/25	5,480	6,402
	San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,205
[10]	San Francisco CA City & County GO	5.000%	6/15/26	3,570	4,312
	San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,381
[10]	San Francisco CA City & County GO	5.000%	6/15/27	1,680	2,089
	San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,502
[10]	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,275
	San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,884
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,891
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,900
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	4,277
	San Francisco CA City & County GO	4.000%	6/15/32	1,650	1,990
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,939
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	9,000
	San Francisco CA City & County GO	4.000%	6/15/33	200	241
	San Francisco CA City & County GO	3.000%	6/15/34	100	104
	San Francisco CA City & County GO	4.000%	6/15/34	275	330
	San Francisco CA City & County GO	3.000%	6/15/35	500	518
	San Francisco CA City & County GO	4.000%	6/15/35	200	240
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	1,079
[7]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	2,700	2,700
[6,7]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.550%	6/3/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/21	1,165	1,189
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	1,011
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,734
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,589
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	7,112
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,099
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	6,336
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,041
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,412
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,108
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	14,846
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,795
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,629
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,214
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,289
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,122

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	9,336
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,000	2,514
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	9,899
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,991
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,278
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	100	104
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,226
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,020	3,155
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,510	3,667
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,730	5,989
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	20	21
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	4,027
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	4,236
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,451
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,909
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	5,165
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	5,432
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,902
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,803
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,642
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,908
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,350
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,130	2,472
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,240	2,600
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,520	1,764
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	35	41
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	100	116
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	25	29
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	3,335	3,643
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	6,401
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,934

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,691
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	4,133
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,487
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	7,286
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,473
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	7,625	7,958
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,679
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,264
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	9,490
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	6,500
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	120
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	758
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	5,364
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,747
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	13,042
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,500	7,462
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	2,000	2,695
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	2,000	2,690
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	11,588
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,680
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	9,376
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,620	13,502
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,125	9,805
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	12,686
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	7,072
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,705	2,048
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	6,410	6,696
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	1,705	1,781
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,173

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,170
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	7,004
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	2,144
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,245
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	10,235	10,889
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	13,170	14,008
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	14,015	14,905
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	8,310
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,610	3,839
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,558
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	11,231
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	4,466
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	157
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	11,782
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10,495	12,365
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,920
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/38	500	564
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,978
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	275	308
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,000	3,101
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	980
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	471
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,924
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,186
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	779
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	778
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	1,060
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	735
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	348

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	471
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	500	607
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	604
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	1,065
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	904
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	721
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,111
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	1,020
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	886
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	654
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	730
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	917
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/21	160	161
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	132
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	132
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	154
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	502
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	273
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	158
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	604

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	516
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	447
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	586
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	534
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	791
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	251
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	825
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	471
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	411
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,046
	San Francisco Community College District GO	5.000%	6/15/25	3,045	3,593
	San Francisco Community College District GO	5.000%	6/15/29	760	996
	San Francisco Community College District GO	5.000%	6/15/30	720	959
	San Francisco Community College District GO	5.000%	6/15/31	500	662
	San Francisco Community College District GO	5.000%	6/15/32	805	1,061
	San Francisco Community College District GO	4.000%	6/15/33	630	772
	San Francisco Community College District GO	4.000%	6/15/34	595	726
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,721
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,151
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,356
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,285
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/24	1,640	1,857
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,256
	San Francisco Unified School District GO	5.000%	6/15/27	6,475	7,378
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	11,575
	San Francisco Unified School District GO	4.000%	6/15/32	5,300	5,503
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,721
	San Francisco Unified School District GO	4.250%	6/15/33	4,000	4,164
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,361
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,991
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	12,070
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	9,749
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	9,678
[2]	San Jacinto Unified School District COP	5.000%	9/1/21	850	860

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Jacinto Unified School District COP	5.000%	9/1/23	470	520
[2]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,131
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,631
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,809
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,975
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	2,168
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/22	320	332
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	7,115	8,744
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,821
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	7,053
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	4,725	5,996
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/38	3,385	4,269
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	580	577
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,936
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	92
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	12,510	14,412
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	41
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	160	127
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	4,460	5,079
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	88
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,952
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,540
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	229
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	261
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	235
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	242
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	211
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	215	272
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	354
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	491
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	930
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	959
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	1,003
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	1,006
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	446
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	451
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	612
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	741
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	596
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,516
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.125%	5/1/31	5,000	5,013
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	736
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	853
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	849
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,189
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	1,018

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Jose Evergreen Community College District GO	3.000%	9/1/36	1,700	1,888
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,484
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,528
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,000	1,155
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	7,595	7,655
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,697
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	5,000	5,515
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,734
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,469
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,435	3,065
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	320	399
	San Jose Unified School District GO	5.000%	8/1/22	500	529
	San Jose Unified School District GO	5.000%	8/1/26	775	955
	San Jose Unified School District GO	5.000%	8/1/27	780	989
[4]	San Jose Unified School District GO	0.000%	8/1/29	2,500	2,240
[2]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,743
[2]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,731
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,849
	San Juan Unified School District GO	3.000%	8/1/27	6,670	7,607
	San Juan Unified School District GO	4.000%	8/1/28	1,765	2,156
	San Juan Unified School District GO	4.000%	8/1/29	3,445	4,275
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,250
	San Juan Unified School District GO	4.000%	8/1/30	700	844
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,767
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,202
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,522
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,918
	San Juan Unified School District GO	2.375%	8/1/40	2,000	2,021
[1]	San Leandro Unified School District GO	4.000%	8/1/27	150	179
[1]	San Leandro Unified School District GO	4.000%	8/1/28	200	243
[1]	San Leandro Unified School District GO	4.000%	8/1/29	375	453
[1]	San Leandro Unified School District GO	4.000%	8/1/30	355	426
[1]	San Leandro Unified School District GO	4.000%	8/1/31	415	497
[1]	San Leandro Unified School District GO	4.000%	8/1/32	525	627
[1]	San Leandro Unified School District GO	4.000%	8/1/33	400	477
[1]	San Leandro Unified School District GO	4.000%	8/1/34	670	797
[1]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,460
[1]	San Leandro Unified School District GO	4.000%	8/1/35	275	326
[1]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,606
[1]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,457
[1]	San Leandro Unified School District GO	4.000%	8/1/37	905	1,069
[1]	San Leandro Unified School District GO	4.000%	8/1/38	810	955
[1]	San Leandro Unified School District GO	4.000%	8/1/39	400	471
[10]	San Lorenzo Unified School District GO	4.000%	8/1/34	375	444
[10]	San Lorenzo Unified School District GO	4.000%	8/1/36	300	354
[10]	San Lorenzo Unified School District GO	4.000%	8/1/38	550	646
[10]	San Lorenzo Unified School District GO	4.000%	8/1/40	565	661
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	855	927

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	970	1,052
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	500	542
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,160
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	600	650
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	3,024
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	136
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	179
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	140
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	116
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	116
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	376
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	759
[10]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	172
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	946
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	774
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	752
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,108
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	922
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,297
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	1,037
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,384
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,215
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,607
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	2,118
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,225
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,727
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	5,052
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,681
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,520
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	2,050
	San Marcos Unified School District GO	4.000%	8/1/32	300	353
	San Marcos Unified School District GO	5.000%	8/1/34	3,545	4,406
	San Marcos Unified School District GO	5.000%	8/1/35	4,000	4,973
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	4,178

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos Unified School District GO	4.000%	8/1/37	4,015	4,622
	San Marcos Unified School District GO	4.000%	8/1/38	9,140	10,504
[4]	San Mateo County Community College District GO	0.000%	9/1/21	4,645	4,644
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,664
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,787
[4]	San Mateo County Community College District GO	0.000%	9/1/25	4,000	3,902
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	5,065
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	3,175
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/21	1,385	1,385
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	624
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	845
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,608
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.010%	6/1/21	18,725	18,725
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	5,350	5,350
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,817
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	705
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	703
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	644
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,207
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,851
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,969
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	3,303
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,525
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/21	1,035	1,040
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,408
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,797
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	5,168
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,731
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,329
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,281
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	6,109
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	7,586
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	8,016
	San Mateo Union High School District GO	0.000%	9/1/24	2,665	2,543
	San Mateo Union High School District GO	4.000%	9/1/32	3,155	3,594
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	4,116
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,267
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,838

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	San Mateo Union High School District GO TOB VRDO	0.070%	6/3/21	1,358	1,358
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,602
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,456
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	803
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,426
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	793
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,048
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,366
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,989
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	2,083
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,546
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	396
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,151
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,763
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,292
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,436
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,317
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	1,095
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,575
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,702
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,669
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	357
	San Rafael City Elementary School District GO	3.000%	8/1/35	1,210	1,328
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	899
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	979
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,567
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,618
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,763
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,842
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,921
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,320
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,320
	San Ramon Valley CA Unified School District GO	4.000%	8/1/32	2,000	2,273
	San Ramon Valley Fire Protection District COP	4.000%	8/1/22	85	89
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	108
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	128
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	114
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	117
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	119
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	139
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	122
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	130
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	246
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	153
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	135	165
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	316
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	641
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	362

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	292
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	883
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	359
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	100	106
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	212
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	212
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	320	339
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,504
[1,10]	Sanger Unified School District GO	3.000%	8/1/35	680	765
[1,10]	Sanger Unified School District GO	3.000%	8/1/36	750	841
[1,10]	Sanger Unified School District GO	3.000%	8/1/37	820	917
[1,10]	Sanger Unified School District GO	4.000%	8/1/37	330	404
[1,10]	Sanger Unified School District GO	3.000%	8/1/39	375	411
[1,10]	Sanger Unified School District GO	4.000%	8/1/39	330	402
[1,10]	Sanger Unified School District GO	4.000%	8/1/40	250	303
[1,10]	Sanger Unified School District GO	4.000%	8/1/41	325	393
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/21	125	126
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/22	100	106
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/23	100	111
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/24	130	150
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/26	200	246
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/27	250	317
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/28	275	331
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/29	350	418
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/30	500	594
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/31	510	603
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/32	500	589
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/33	880	1,029
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,364
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,304
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	1,039
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	356
	Santa Clara CA Electric Power & Light Revenue, Prere.	5.000%	7/1/21	1,000	1,004
	Santa Clara CA Electric Power & Light Revenue, Prere.	5.250%	7/1/21	2,525	2,535
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	5,001
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,509
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,541
	Santa Clara County CA GO	5.000%	8/1/28	8,830	9,322
	Santa Clara County CA GO	3.500%	8/1/38	160	163

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	6,060	6,345
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	4,090	4,282
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,665
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,995
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	8,410
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	11,190	11,844
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	8,665	9,157
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	2,203
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	2,189
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	2,176
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	2,171
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	2,152
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,169
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	4,116
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,758
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	9,608
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	10,244
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,904
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,236
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,764
	Santa Clara Unified School District GO	4.000%	7/1/33	8,750	10,162
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,903
	Santa Clara Unified School District GO	3.000%	7/1/35	100	108
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,620
	Santa Clara Unified School District GO	3.000%	7/1/37	6,545	6,999
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,443
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	6/1/21	1,540	1,540
[7]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	24,700	24,700
	Santa Clara Valley Water District COP	5.000%	6/1/21	525	525
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	577
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	363
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,680
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,598
	Santa Clarita Community College District GO	3.000%	8/1/33	350	385
	Santa Clarita Community College District GO	3.000%	8/1/34	450	493
	Santa Clarita Community College District GO	3.000%	8/1/35	700	765
	Santa Clarita Community College District GO	3.000%	8/1/37	800	868
	Santa Clarita Community College District GO	3.000%	8/1/38	750	810
	Santa Clarita Community College District GO	3.000%	8/1/39	900	970
	Santa Clarita Community College District GO	3.000%	8/1/40	800	858
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,762
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	420

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	379
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	441
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	454
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	256
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	410
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	569
Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/33	365	448
Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/34	700	855
Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/36	800	895
Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/39	900	994
Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/40	700	766
Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,425
Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,507
Santa Monica Community College District GO	5.000%	8/1/30	500	643
Santa Monica Community College District GO	5.000%	8/1/31	600	769
Santa Monica Community College District GO	5.000%	8/1/32	535	684
Santa Monica Community College District GO	4.000%	8/1/33	500	598
Santa Monica Community College District GO	4.000%	8/1/34	655	782
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,000	2,238
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,871
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,928
Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	121
Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	180
Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	210	250
Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	413
Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	586
Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	335	391
Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	723
Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	605
Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	871
Santa Monica-Malibu Unified School District COP	4.000%	5/1/40	500	578
Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	461
Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	575
Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	315
Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	440
Santa Monica-Malibu Unified School District GO	4.000%	8/1/31	1,600	1,828
Santa Monica-Malibu Unified School District GO	4.000%	8/1/31	160	183
Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	314
Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	313
Santa Monica-Malibu Unified School District GO	4.000%	8/1/33	1,150	1,310
Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	394
Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	437
Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	510
Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	550
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/21	1,300	1,316
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,236

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	970
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,130
[2,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	10,064
[1,10]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	899
[1,10]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	1,092
[1,10]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,182
[2]	Santa Rosa High School District GO	5.000%	8/1/28	500	612
[2]	Santa Rosa High School District GO	5.000%	8/1/30	800	975
[2]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,327
[2]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,196
[1,10]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,839
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	905
[1,10]	Santa Rosa High School District GO	4.000%	8/1/37	425	510
[1,10]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,318
[1,10]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,189
[1,10]	Santa Rosa High School District GO	4.000%	8/1/42	1,000	1,187
	Santee CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21	600	604
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	601
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/21	100	101
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/22	100	104
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/24	180	199
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/26	690	797
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/30	500	589
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	600	702
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/40	700	805
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/41	275	316
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,703
	Sequoia Union High School District GO	4.000%	7/1/43	32,370	35,441
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	374
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	343
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	810
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,155
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	225	226
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	238
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	277
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	525
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	324
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	341
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	822
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	799

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Silicon Valley Clean Water Sewer Revenue, ETM	5.000%	8/1/21	725	731
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,191
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,191
	Simi Valley Unified School District GO	5.000%	8/1/21	1,220	1,230
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,586
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	3,967
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,865
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,487
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,732
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,324
	Simi Valley Unified School District GO	4.000%	8/1/32	200	236
	Simi Valley Unified School District GO	4.000%	8/1/33	190	223
	Simi Valley Unified School District GO	3.000%	8/1/34	320	352
	Simi Valley Unified School District GO	3.000%	8/1/35	525	576
	Simi Valley Unified School District GO	3.000%	8/1/36	750	821
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,451
	Simi Valley Unified School District GO	3.000%	8/1/37	500	545
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,541
	Simi Valley Unified School District GO	4.000%	8/1/38	350	408
	Simi Valley Unified School District GO	4.000%	8/1/39	365	425
[2]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	426
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,232
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	2,655	2,796
[4]	Solano County Community College District GO	0.000%	8/1/21	985	985
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,120	2,118
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	1,156
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,706
	Sonoma Valley Unified School District GO	5.000%	8/1/32	1,250	1,471
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	550	570
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	10	10
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,238
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	13
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	399
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	20
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	621
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	40
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,154
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	59
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,653
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	99
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,731
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	119

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	3,193
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,035
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,293
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	440
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/35	700	859
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	669
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	1,054
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/39	850	1,027
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	843
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	7,210
	South San Francisco Unified School District GO	5.000%	9/1/40	150	176
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	3,600	4,043
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	7,919
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	2,033
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/21	450	452
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	5,725	6,744
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	13,736
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,864
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	8,480	9,930
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,231
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), ETM	5.000%	7/1/21	550	552
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	4,000	4,016
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	2,375	2,384
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,675	1,682
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,250	1,255
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,000	1,004
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	393
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	442
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	757
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	480	635

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	540
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	375	505
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	520	699
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,126
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,564
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	748
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	860
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,432
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	5,012
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,645
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,347
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,665	2,241
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,445	1,942
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,649
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,459
[7]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.010%	6/1/21	45,555	45,555
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/22	500	536
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	6,203
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,806
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	8,411
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	5,223
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,315	2,922
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	345	441
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	7,435	10,101
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/22	900	952
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/23	1,370	1,514
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/26	750	891
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,460	1,732
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/29	1,500	1,774

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/30	1,120	1,322
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/31	1,470	1,734
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/32	2,410	2,841
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/33	2,325	2,738
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/34	4,825	5,673
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/35	2,840	3,333
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/36	3,000	3,514
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,223
	Southwestern Community College District GO	5.000%	8/1/29	300	376
	Southwestern Community College District GO	5.000%	8/1/30	300	374
	Southwestern Community College District GO	4.000%	8/1/31	300	355
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,154
	Southwestern Community College District GO	4.000%	8/1/32	250	294
	Southwestern Community College District GO	4.000%	8/1/33	300	351
	Southwestern Community College District GO	4.000%	8/1/33	250	315
	Southwestern Community College District GO	4.000%	8/1/34	1,760	2,023
	Southwestern Community College District GO	4.000%	8/1/34	500	626
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,717
	Southwestern Community College District GO	4.000%	8/1/35	350	435
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,389
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,605
	Southwestern Community College District GO	4.000%	8/1/37	2,385	2,755
	Southwestern Community College District GO	4.000%	8/1/37	730	860
	Southwestern Community College District GO	4.000%	8/1/37	400	493
	Southwestern Community College District GO	3.000%	8/1/38	900	1,008
	Southwestern Community College District GO	4.000%	8/1/38	1,750	2,018
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,304
	Southwestern Community College District GO	4.000%	8/1/39	1,745	2,046
	Southwestern Community College District GO	4.000%	8/1/40	1,890	2,213
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	742
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,053
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,858
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,780
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,152
[9]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,858
	State Center Community College District GO	5.000%	8/1/27	675	854
	State Center Community College District GO	4.000%	8/1/34	1,000	1,162
	State Center Community College District GO	4.000%	8/1/36	1,045	1,210
	State Center Community College District GO	4.000%	8/1/37	1,025	1,184
	State Center Community College District GO	3.000%	8/1/40	5,000	5,479
	Stockton Public Financing Authority Lease (Non-Terminable) Revenue BAN	1.400%	6/1/22	17,500	17,508
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/23	725	803
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/24	900	1,033
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/25	1,000	1,186
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/26	1,000	1,221
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/27	2,200	2,757
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/28	1,815	2,321

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/29	1,560	1,993
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/30	1,765	2,248
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/32	1,635	2,073
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/33	1,290	1,631
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/34	1,590	2,006
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/35	1,550	1,952
[1]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,730	1,999
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,057
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,120
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,145
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,431
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,571
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,425
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,525
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,203
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/21	450	454
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	993
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	713
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,210
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,252
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,359
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,139
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,366
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,804
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,453
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,469
	Stockton Unified School District GO	5.000%	8/1/21	2,185	2,203
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,801
[2]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,167
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,254
[2]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,650
[1]	Stockton Unified School District GO	5.000%	8/1/24	100	114
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	684
[1]	Stockton Unified School District GO	5.000%	8/1/27	225	279
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,139
[1]	Stockton Unified School District GO	5.000%	8/1/28	885	1,121
[1]	Stockton Unified School District GO	5.000%	8/1/29	600	683
[1]	Stockton Unified School District GO	5.000%	8/1/29	805	1,021
[2]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,164
[1]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,771
[1]	Stockton Unified School District GO	5.000%	8/1/30	130	164
[1]	Stockton Unified School District GO	5.000%	8/1/31	1,875	2,134
[1]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,344
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	498
[1]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,559
[1]	Stockton Unified School District GO	3.250%	8/1/34	630	670
[1]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,392
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,228
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,143

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,455
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,550
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,455
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,560
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,132
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,324
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,625
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,399
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,583
[1]	Sutter Union High School District GO	3.000%	8/1/38	735	763
[2]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,553
	Sweetwater Union High School District GO	3.000%	8/1/23	815	852
[1]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,193
	Sweetwater Union High School District GO	3.000%	8/1/24	300	319
[1]	Sweetwater Union High School District GO	5.000%	8/1/24	1,255	1,423
	Sweetwater Union High School District GO	3.000%	8/1/25	455	490
	Sweetwater Union High School District GO	4.000%	8/1/27	250	281
[1]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,914
[1]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	9,047
	Sweetwater Union High School District GO	5.000%	8/1/31	625	739
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,926
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	389
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	213
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	200	243
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	405	491
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	495	599
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	475	574
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	217
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	215	259
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	270
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	294
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	586
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	290
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/37	310	352
[1]	Tahoe-Truckee Unified School District COP	3.000%	6/1/38	1,485	1,569
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/39	260	294
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	405
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,525
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	854
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,558
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,992
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,143

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,772
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,255
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	695
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	624
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	667
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,245
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	976
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	2,047
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	2,112
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	3,239
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,413
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,895
[1]	Temecula Valley Unified School District GO	4.300%	8/1/32	2,000	2,228
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.450%	6/1/30	150	151
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,550	2,078
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,651
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,250	1,540
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,222
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,550	1,884
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	300	363
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,411
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,272
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	300	361
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,050
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,196
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,284
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,221
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,511
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,500	1,928
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	2.250%	6/1/29	575	575

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,967
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,791
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,305
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,598
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,881
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,285
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,280
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,552
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	123
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	151
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	174
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	205
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	236
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	267
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	303
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	338
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	370
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,429
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,599
	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	907
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	440
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	456
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,132
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	712
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	733
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	772
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	923
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	870
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	657
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	786
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	653
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	651
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	779
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	907
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,288
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,285
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,282
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,491
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	2,505	2,569
[2]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,748
[2]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,163
[2]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,450
[2]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,610
[2]	Tulare CA Sewer Revenue	4.000%	11/15/40	1,200	1,387
[2]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	1,153

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tulare Local Health Care District GO	4.000%	8/1/21	300	302
[1]	Tulare Local Health Care District GO	4.000%	8/1/22	400	417
[1]	Tulare Local Health Care District GO	4.000%	8/1/23	720	773
[1]	Tulare Local Health Care District GO	4.000%	8/1/24	405	447
[1]	Tulare Local Health Care District GO	4.000%	8/1/25	455	514
[1]	Tulare Local Health Care District GO	4.000%	8/1/26	515	593
[1]	Tulare Local Health Care District GO	4.000%	8/1/27	580	678
[1]	Tulare Local Health Care District GO	4.000%	8/1/28	435	516
[1]	Tulare Local Health Care District GO	4.000%	8/1/29	735	882
[1]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,599
[1]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,659
[1]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,456
[1]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,773
[1]	Tulare Local Health Care District GO	4.000%	8/1/39	4,795	5,646
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,770
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,853
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,383
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,180
	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,262
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,464
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	826
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,139
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	3,315
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,693
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,561
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	4,216
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	4,042
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	550	554
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	850	857
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	543
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	660
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,035
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	2,138
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,597
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,519
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,463
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,168
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,190
	Union Elementary School District GO	0.000%	9/1/29	110	98
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/32	800	991
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/33	1,030	1,264
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/35	390	472
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/37	540	646
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/39	650	774
	United Water Conservation District COP	5.000%	10/1/27	700	880
	United Water Conservation District COP	5.000%	10/1/28	740	949
	United Water Conservation District COP	5.000%	10/1/29	785	1,027
	United Water Conservation District COP	5.000%	10/1/30	835	1,113
	United Water Conservation District COP	5.000%	10/1/31	855	1,135
	United Water Conservation District COP	5.000%	10/1/32	875	1,158
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,313

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,353
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,411
	United Water Conservation District COP	4.000%	10/1/36	935	1,134
	United Water Conservation District COP	4.000%	10/1/37	980	1,185
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,218
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,269
	United Water Conservation District COP	4.000%	10/1/40	625	750
[10]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,337
	University of California College & University Revenue	5.000%	5/15/24	690	786
[10]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,200
	University of California College & University Revenue	5.000%	5/15/25	9,240	10,927
[10]	University of California College & University Revenue	5.000%	5/15/25	1,250	1,423
	University of California College & University Revenue	4.000%	5/15/27	3,820	4,570
	University of California College & University Revenue	5.000%	5/15/27	7,075	8,349
[10]	University of California College & University Revenue	5.000%	5/15/27	3,000	3,616
	University of California College & University Revenue	4.000%	5/15/28	9,030	11,031
	University of California College & University Revenue	4.000%	5/15/28	7,110	8,659
	University of California College & University Revenue	5.000%	5/15/28	9,265	10,925
	University of California College & University Revenue	5.000%	5/15/28	7,110	8,365
[10]	University of California College & University Revenue	5.000%	5/15/28	3,000	3,704
[10]	University of California College & University Revenue	5.000%	5/15/29	8,250	10,398
	University of California College & University Revenue	4.000%	5/15/30	7,535	9,074
	University of California College & University Revenue	4.000%	5/15/30	7,705	9,250
	University of California College & University Revenue	5.000%	5/15/30	3,515	3,835
	University of California College & University Revenue	5.000%	5/15/30	1,195	1,452
[10]	University of California College & University Revenue	5.000%	5/15/30	6,690	8,587
	University of California College & University Revenue	4.000%	5/15/31	5,270	6,283
	University of California College & University Revenue	5.000%	5/15/31	2,315	2,714
	University of California College & University Revenue	5.000%	5/15/31	15,095	18,794
	University of California College & University Revenue	5.000%	5/15/31	9,010	10,609
[10]	University of California College & University Revenue	5.000%	5/15/31	5,750	7,529
	University of California College & University Revenue	5.000%	5/15/32	3,250	4,144
[10]	University of California College & University Revenue	5.000%	5/15/32	6,700	8,944
	University of California College & University Revenue	5.250%	5/15/32	3,140	3,575
	University of California College & University Revenue	4.000%	5/15/33	17,715	20,655
	University of California College & University Revenue	5.000%	5/15/33	15,470	16,858
	University of California College & University Revenue	5.000%	5/15/33	6,760	8,607
	University of California College & University Revenue	5.000%	5/15/33	12,095	14,994
	University of California College & University Revenue	5.000%	5/15/33	5,415	5,901
	University of California College & University Revenue	5.000%	5/15/33	5,025	6,078
	University of California College & University Revenue	5.000%	5/15/33	6,995	8,203
[10]	University of California College & University Revenue	5.000%	5/15/33	2,800	3,721
	University of California College & University Revenue	4.000%	5/15/34	10,620	12,356
	University of California College & University Revenue	4.000%	5/15/34	10,000	10,999
	University of California College & University Revenue	5.000%	5/15/34	15,905	17,326
	University of California College & University Revenue	5.000%	5/15/34	12,800	15,859
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,775
	University of California College & University Revenue	5.000%	5/15/34	6,395	7,944
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,937
[10]	University of California College & University Revenue	5.000%	5/15/34	2,895	3,834
	University of California College & University Revenue	4.000%	5/15/35	5,790	6,728
	University of California College & University Revenue	5.000%	5/15/35	11,290	13,986
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,483
	University of California College & University Revenue	5.000%	5/15/35	5,160	6,409
	University of California College & University Revenue	5.000%	5/15/35	4,210	5,340

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/35	625	810
	University of California College & University Revenue	5.000%	5/15/35	10,000	13,242
[10]	University of California College & University Revenue	5.000%	5/15/35	2,500	3,297
	University of California College & University Revenue	4.000%	5/15/36	4,000	4,954
	University of California College & University Revenue	5.000%	5/15/36	5,425	6,526
	University of California College & University Revenue	5.000%	5/15/36	4,295	5,442
	University of California College & University Revenue	5.000%	5/15/36	15,040	18,605
	University of California College & University Revenue	5.000%	5/15/36	4,500	4,898
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,617
	University of California College & University Revenue	5.000%	5/15/36	3,050	4,028
[10]	University of California College & University Revenue	5.000%	5/15/36	2,630	3,457
	University of California College & University Revenue	4.000%	5/15/37	14,400	17,539
	University of California College & University Revenue	4.000%	5/15/37	4,000	4,938
	University of California College & University Revenue	5.000%	5/15/37	5,240	6,604
	University of California College & University Revenue	5.000%	5/15/37	9,530	11,808
	University of California College & University Revenue	5.000%	5/15/37	11,710	14,509
	University of California College & University Revenue	5.000%	5/15/37	14,620	18,481
	University of California College & University Revenue	5.000%	5/15/37	375	449
[10]	University of California College & University Revenue	5.000%	5/15/37	5,665	7,422
	University of California College & University Revenue	4.000%	5/15/38	4,545	5,581
	University of California College & University Revenue	5.000%	5/15/38	5,065	6,371
	University of California College & University Revenue	5.000%	5/15/38	19,090	24,085
	University of California College & University Revenue	5.000%	5/15/38	4,355	5,605
	University of California College & University Revenue	5.000%	5/15/38	10,065	13,219
[10]	University of California College & University Revenue	5.000%	5/15/38	5,650	7,383
	University of California College & University Revenue	4.000%	5/15/39	5,145	6,300
	University of California College & University Revenue	5.000%	5/15/39	2,345	3,011
	University of California College & University Revenue	5.000%	5/15/39	10,000	13,101
[10]	University of California College & University Revenue	5.000%	5/15/39	3,000	3,906
	University of California College & University Revenue	4.000%	5/15/40	24,275	29,273
	University of California College & University Revenue	4.000%	5/15/40	3,000	3,678
	University of California College & University Revenue	4.000%	5/15/40	5,000	6,110
	University of California College & University Revenue	5.000%	5/15/40	135	173
[10]	University of California College & University Revenue	5.000%	5/15/40	3,000	3,891
	University of California College & University Revenue	4.000%	5/15/41	2,000	2,445
	University of California College & University Revenue	4.000%	5/15/41	5,000	6,093
[10]	University of California College & University Revenue	5.000%	5/15/41	4,000	5,174
	University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	6,540	6,844
	University of California College & University Revenue (Unrefunded-Limited Project)	5.000%	5/15/32	7,490	7,830
	University of California College & University Revenue PUT	5.000%	5/15/23	50,595	55,336
	University of California College & University Revenue VRDO	0.010%	6/1/21	5,100	5,100
	University of California College & University Revenue VRDO	0.010%	6/1/21	35,015	35,015
	University of California College & University Revenue VRDO	0.010%	6/1/21	24,900	24,900
	University of California College & University Revenue, Prere.	5.000%	5/15/23	650	711
	University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	5,135
	University of California College & University Revenue, Prere.	5.250%	5/15/24	1,860	2,134
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,833
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	11,383
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	10,015	11,679
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	6,048

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	10,150
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	14,542
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	16,796
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,951
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	11,671
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	500	565
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	10,460	10,460
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	12,300	12,300
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	29,000	29,000
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	22,700	22,700
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	18,435	18,435
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	16,355
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,474
Upland CA COP	5.000%	1/1/22	925	948
Upland CA COP	5.000%	1/1/23	900	959
Upland CA COP	5.000%	1/1/25	1,060	1,204
Upland CA COP	5.000%	1/1/26	500	584
Upland CA COP	5.000%	1/1/27	2,210	2,646
Upland CA COP	5.000%	1/1/28	2,030	2,469
Upland CA COP	5.000%	1/1/29	835	1,002
Upland CA COP	5.000%	1/1/30	1,450	1,726
Upland CA COP	5.000%	1/1/31	1,465	1,736
Upland CA COP	5.000%	1/1/33	1,710	2,016
Upland CA COP	5.000%	1/1/34	1,500	1,764
Upland CA COP	4.000%	1/1/35	2,025	2,218
Upland CA COP	4.000%	1/1/36	1,000	1,093
Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,165
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/36	420	532
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/37	420	531
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/38	800	1,009
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/39	1,000	1,258
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/40	1,000	1,256
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	751
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	415
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	316
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	707

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	837
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	670
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,519
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	633
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	953
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,515
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,583
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,657
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,357
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,353
	Vacaville Unified School District GO	4.000%	8/1/34	100	119
	Vacaville Unified School District GO	4.000%	8/1/35	200	237
	Vacaville Unified School District GO	4.000%	8/1/36	300	354
	Vacaville Unified School District GO	4.000%	8/1/37	300	353
	Vacaville Unified School District GO	4.000%	8/1/39	500	586
	Vacaville Unified School District GO	4.000%	8/1/40	500	585
[2]	Val Verde Unified School District COP	5.000%	3/1/25	250	289
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	309
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	335
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	348
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	556
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	1,042
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,236
[1]	Val Verde Unified School District GO	3.000%	8/1/21	250	251
[1]	Val Verde Unified School District GO	4.000%	8/1/21	570	574
[1]	Val Verde Unified School District GO	3.000%	8/1/22	250	258
[1]	Val Verde Unified School District GO	4.000%	8/1/22	500	522
[1]	Val Verde Unified School District GO	4.000%	8/1/23	450	485
[1]	Val Verde Unified School District GO	4.000%	8/1/27	120	143
[1]	Val Verde Unified School District GO	4.000%	8/1/28	115	139
[1]	Val Verde Unified School District GO	3.000%	8/1/30	220	244
[1]	Val Verde Unified School District GO	4.000%	8/1/30	125	150
[1]	Val Verde Unified School District GO	4.000%	8/1/31	100	119
[1]	Val Verde Unified School District GO	4.000%	8/1/33	300	356
[1]	Val Verde Unified School District GO	4.000%	8/1/33	140	166
[1]	Val Verde Unified School District GO	4.000%	8/1/35	250	296
[1]	Val Verde Unified School District GO	4.000%	8/1/36	150	177
[1]	Val Verde Unified School District GO	4.000%	8/1/37	200	235
[1]	Val Verde Unified School District GO	4.000%	8/1/37	250	294
[1]	Val Verde Unified School District GO	4.000%	8/1/38	275	323
[1]	Val Verde Unified School District GO	4.000%	8/1/39	300	352
[1]	Val Verde Unified School District GO	4.000%	8/1/40	225	263
[1]	Val Verde Unified School District GO	4.000%	8/1/40	250	293
[1]	Vallejo CA Water Revenue	4.000%	5/1/28	250	303
[1]	Vallejo CA Water Revenue	4.000%	5/1/29	150	184
[1]	Vallejo CA Water Revenue	4.000%	5/1/30	150	187

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Vallejo CA Water Revenue	4.000%	5/1/31	200	252
[1]	Vallejo CA Water Revenue	4.000%	5/1/32	175	220
[1]	Vallejo CA Water Revenue	4.000%	5/1/33	150	188
[1]	Vallejo CA Water Revenue	4.000%	5/1/34	250	313
[1]	Vallejo CA Water Revenue	4.000%	5/1/35	250	312
[1]	Vallejo CA Water Revenue	4.000%	5/1/36	240	299
[1]	Vallejo CA Water Revenue	4.000%	5/1/37	400	497
[1]	Vallejo CA Water Revenue	4.000%	5/1/38	500	620
[1]	Vallejo CA Water Revenue	4.000%	5/1/39	650	804
[1]	Vallejo CA Water Revenue	4.000%	5/1/40	350	432
[1]	Vallejo CA Water Revenue	4.000%	5/1/41	500	615
	Ventura County Community College District GO	0.000%	8/1/28	15,000	13,748
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,283
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,070
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,337
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,139
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,886
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	2,017
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	2,119
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,252
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,245
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,241
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	898
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,967
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/22	470	491
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	7,018
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	265	268
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	354
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	441
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	669
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,457
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,806
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,424
	Vista Unified School District GO, Prere.	5.000%	8/1/22	5,000	5,286
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,195
	Washington Township Health Care District GO	5.000%	8/1/23	170	187
	Washington Township Health Care District GO	4.000%	8/1/24	625	691
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,674
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,684
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,220
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	351
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	705	707
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,085	1,089

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	559
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	759
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	615	644
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	435
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	620
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	951
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	419
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	842
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	685
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	753
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	724
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	894
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	894
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	519
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	1,034
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	928
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,502
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	905
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	520
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,124
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	913
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	484
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	922
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,202
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,393
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	942
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	499
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,834
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	949

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,654
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	868
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	108
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	471
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,767
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,110
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,754
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	611
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,948
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,493
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,536
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,970	3,277
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	717
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	104
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	712
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,475
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	2,248
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	599
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	771
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,282
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	26
	West Basin CA Municipal Water District Water Revenue	5.000%	8/1/22	2,010	2,125
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	333
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	333
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	302
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	285
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	483
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	466
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	6,311
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	730
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	415
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	528
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,795
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	531
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	603
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,766
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	757

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	739
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,334
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	778
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	828
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,876
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,230
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	1,045
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,441
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,523
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,912
	West Contra Costa Unified School District GO	5.000%	8/1/32	5,560	6,296
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	2,148
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,098
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	789
[2,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,750
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	1,124
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,422
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,699
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	1,077
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,201
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	140	107
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,695	1,885
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	2,001
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,363
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,258
[2]	West Contra Costa Unified School District GO	3.000%	8/1/35	1,000	1,110
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,644
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,174
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	1,003
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	824
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	717
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	761
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	721
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	759
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	755
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	755
	West Contra Costa Unified School District GO	5.000%	8/1/40	255	299
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	527
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	1,025
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	2,220
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	1,154
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,941
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	252
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	627
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,000	1,247
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	237
	West Valley-Mission Community College District GO	4.000%	8/1/34	625	755
	West Valley-Mission Community College District GO	4.000%	8/1/35	700	843
	West Valley-Mission Community College District GO	4.000%	8/1/36	1,500	1,801
	West Valley-Mission Community College District GO	4.000%	8/1/38	1,800	2,151

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,335	1,788
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	3,000	3,992
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	3,100	4,116
[7]	Western Municipal Water District Facilities Authority Water Revenue VRDO	0.030%	6/3/21	4,650	4,650
[2]	Western Placer Unified School District COP	3.000%	8/1/21	325	326
[2]	Western Placer Unified School District COP	3.000%	8/1/23	600	634
	Western Placer Unified School District GO	5.000%	8/1/28	200	244
	Western Placer Unified School District GO	5.000%	8/1/29	200	245
	Western Placer Unified School District GO	5.000%	8/1/30	380	463
[1]	Western Placer Unified School District GO	4.000%	8/1/31	885	1,046
[1]	Western Placer Unified School District GO	4.000%	8/1/31	755	893
	Western Placer Unified School District GO	5.000%	8/1/31	565	685
[1]	Western Placer Unified School District GO	4.000%	8/1/32	920	1,083
[1]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,151
[1]	Western Placer Unified School District GO	4.000%	8/1/34	545	633
[1]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,187
[1]	Western Placer Unified School District GO	4.000%	8/1/35	630	730
[1]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,234
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/22	340	356
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	135
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	428
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	341
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	523
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	534
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	283
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	488
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	506
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	276
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	367
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	505
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	607
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	363
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	663
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	601
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	635
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,384

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Westlands Water District Water Revenue, ETM	5.000%	9/1/21	765	774
[2]	Westlands Water District Water Revenue, ETM	5.000%	9/1/22	765	811
[2]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,060
[2]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,250	1,325
[2]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	570	458
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,835	1,948
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,085	1,152
	Wiseburn School District GO	4.125%	8/1/33	2,045	2,128
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,127
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,232
					19,050,570
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	400	402
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	655
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,278
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,562
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,872
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,659
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,407
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	480
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	1,500	1,592
[10]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,943
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/42	285	293
	Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	2,550	2,622
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/21	1,125	1,149
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,698
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	2,032
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,627
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	2,022
					35,293
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	3,368	3,204
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	7,003
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	9,495
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	2,260
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	45,345	50,198
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,782	6,401
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	355	398

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	705	790
				79,749
Total Tax-Exempt Municipal Bonds (Cost $18,113,795)				19,165,612
Total Investments (101.7%) (Cost $18,113,795)				19,165,612
Other Assets and Liabilities—Net (-1.7%)				(312,718)
Net Assets (100%)				18,852,894
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $5,558,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $368,626,000, representing 2.0% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Step bond.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	2,752	340,840	(90)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(1,103)	(159,883)	(667)
Ultra Long U.S. Treasury Bond	September 2021	(434)	(80,399)	(71)
				(738)
				(828)

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $18,113,795)	19,165,612
Investment in Vanguard	657
Receivables for Investment Securities Sold	1,730
Receivables for Accrued Income	170,985
Receivables for Capital Shares Issued	16,005
Other Assets	174
Total Assets	19,355,163
Liabilities
Payables for Investment Securities Purchased	461,703
Payables for Capital Shares Redeemed	31,864
Payables for Distributions	7,456
Payables to Vanguard	806
Variation Margin Payable—Futures Contracts	440
Total Liabilities	502,269
Net Assets	18,852,894
At May 31, 2021, net assets consisted of:

Paid-in Capital	17,789,071
Total Distributable Earnings (Loss)	1,063,823
Net Assets	18,852,894

Investor Shares—Net Assets
Applicable to 150,128,418 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,846,128
Net Asset Value Per Share—Investor Shares	$12.30

Admiral Shares—Net Assets
Applicable to 1,383,002,421 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,006,766
Net Asset Value Per Share—Admiral Shares	$12.30

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	202,739
Total Income	202,739
Expenses
The Vanguard Group—Note B
Investment Advisory Services	760
Management and Administrative—Investor Shares	1,377
Management and Administrative—Admiral Shares	6,345
Marketing and Distribution—Investor Shares	82
Marketing and Distribution—Admiral Shares	346
Custodian Fees	38
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	23
Trustees’ Fees and Expenses	1
Total Expenses	8,980
Net Investment Income	193,759
Realized Net Gain (Loss)
Investment Securities Sold	10,920
Futures Contracts	8,300
Realized Net Gain (Loss)	19,220
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(67,850)
Futures Contracts	(1,243)
Change in Unrealized Appreciation (Depreciation)	(69,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	143,886

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	193,759	389,965
Realized Net Gain (Loss)	19,220	46,340
Change in Unrealized Appreciation (Depreciation)	(69,093)	293,579
Net Increase (Decrease) in Net Assets Resulting from Operations	143,886	729,884
Distributions
Investor Shares	(21,814)	(39,517)
Admiral Shares	(204,388)	(348,735)
Total Distributions	(226,202)	(388,252)
Capital Share Transactions
Investor Shares	68,090	(35,894)
Admiral Shares	911,874	1,237,803
Net Increase (Decrease) from Capital Share Transactions	979,964	1,201,909
Total Increase (Decrease)	897,648	1,543,541
Net Assets
Beginning of Period	17,955,246	16,411,705
End of Period	18,852,894	17,955,246

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.35	$12.08	$11.51	$11.70	$11.42	$11.79
Investment Operations
Net Investment Income	.125[1]	.274[1]	.298[1]	.305[1]	.303[1]	.307
Net Realized and Unrealized Gain (Loss) on Investments	(.028)	.268	.570	(.189)	.278	(.370)
Total from Investment Operations	.097	.542	.868	.116	.581	(.063)
Distributions
Dividends from Net Investment Income	(.125)	(.272)	(.298)	(.306)	(.301)	(.307)
Distributions from Realized Capital Gains	(.022)	—	—	—	—	—
Total Distributions	(.147)	(.272)	(.298)	(.306)	(.301)	(.307)
Net Asset Value, End of Period	$12.30	$12.35	$12.08	$11.51	$11.70	$11.42
Total Return[2]	0.80%	4.54%	7.61%	1.00%	5.12%	-0.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,846	$1,786	$1,791	$1,514	$1,673	$1,631
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.04%	2.25%	2.50%	2.63%	2.58%	2.56%
Portfolio Turnover Rate	8%	20%	9%	16%	11%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.35	$12.08	$11.51	$11.70	$11.42	$11.79
Investment Operations
Net Investment Income	.130[1]	.283[1]	.307[1]	.314[1]	.314[1]	.319
Net Realized and Unrealized Gain (Loss) on Investments	(.028)	.269	.571	(.189)	.279	(.370)
Total from Investment Operations	.102	.552	.878	.125	.593	(.051)
Distributions
Dividends from Net Investment Income	(.130)	(.282)	(.308)	(.315)	(.313)	(.319)
Distributions from Realized Capital Gains	(.022)	—	—	—	—	—
Total Distributions	(.152)	(.282)	(.308)	(.315)	(.313)	(.319)
Net Asset Value, End of Period	$12.30	$12.35	$12.08	$11.51	$11.70	$11.42
Total Return[2]	0.84%	4.62%	7.69%	1.08%	5.22%	-0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,007	$16,169	$14,620	$11,894	$11,240	$9,813
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.32%	2.58%	2.71%	2.68%	2.66%
Portfolio Turnover Rate	8%	20%	9%	16%	11%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

California Intermediate-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $657,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,165,612	—	19,165,612
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	828	—	—	828
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

California Intermediate-Term Tax-Exempt Fund
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,121,312
Gross Unrealized Appreciation	1,050,702
Gross Unrealized Depreciation	(7,230)
Net Unrealized Appreciation (Depreciation)	1,043,472
E.	During the six months ended May 31, 2021, the fund purchased $2,908,376,000 of investment securities and sold $1,478,710,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended May 31, 2021, such purchases and sales were $583,885,000 and $286,795,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	287,003	23,301	553,101	45,389
Issued in Lieu of Cash Distributions	19,904	1,619	35,479	2,910
Redeemed	(238,817)	(19,421)	(624,474)	(52,017)
Net Increase (Decrease)—Investor Shares	68,090	5,499	(35,894)	(3,718)
Admiral Shares
Issued	2,011,528	163,398	3,960,865	326,021
Issued in Lieu of Cash Distributions	154,735	12,581	260,482	21,363
Redeemed	(1,254,389)	(101,991)	(2,983,544)	(249,166)
Net Increase (Decrease)—Admiral Shares	911,874	73,988	1,237,803	98,218
At May 31, 2021, one shareholder was a record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2021
Under 1 Year	9.0%
1 - 3 Years	1.7
3 - 5 Years	2.1
5 - 10 Years	9.0
10 - 20 Years	38.9
20 - 30 Years	35.6
Over 30 Years	3.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.9%)
California (101.4%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	1,032
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	15,830	17,224
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	7,565	7,963
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,251
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,703
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	26,080
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,254
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,429
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,295	2,562
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,945
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,442
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,423
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,768
[4,5]	Allan Hancock CA Joint Community College GO TOB VRDO	0.070%	6/3/21	1,000	1,000
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,795	4,104
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,725	2,028
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	1,400	1,643
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,500	1,760
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	2,595	3,045
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,800	6,806
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/50	2,870	3,368
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/49	1,550	1,819
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water Systems Project), Prere.	5.000%	10/1/21	2,250	2,287
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,275	1,296

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	950	965
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	5,080	5,329
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/46	1,725	1,879
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/21	545	550
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/25	2,625	3,022
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,785
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,321
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,819
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	5,459
[4,5]	Anaheim Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.150%	6/3/21	3,375	3,375
	Anaheim Union High School District GO	4.000%	8/1/42	1,935	2,216
	Baldwin Park Unified School District GO	3.000%	8/1/43	1,380	1,475
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	5,110	6,026
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	9,515
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,648
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	5,000	5,742
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,147
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,180	2,301
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	10,000	10,815
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	16,273
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	125	136
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	4,000	4,798
	Beaumont Unified School District GO	4.000%	8/1/46	1,400	1,615
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	7,069
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,857
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/28	2,130	2,435
[4,5]	Burbank Unified School District GO TOB VRDO	0.070%	6/3/21	5,520	5,520
	Butte-Glenn Community College District GO	4.000%	8/1/48	1,475	1,683
[3]	Cabrillo Community College District GO	0.000%	5/1/26	5,085	4,447
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	8,025	8,996
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,230
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	7,338
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	5,475	6,318
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	1,250	1,349
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,000	16,836
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	3,000	3,390
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	658
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,171

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,313
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	750	926
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,200	1,487
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,250	2,673
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,750
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	29
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	2,295	2,856
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	191
California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	49
California Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,225	3,826
California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	311
California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	999
California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,329
California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,767
California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,200
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	6,970
California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	6,035	6,977
California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	10,091
California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	276
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	5,758
California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,641
California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	7,515
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,000	9,186
California Educational Facilities Authority College & University Revenue	5.000%	9/1/45	5,000	5,853
California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,672
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	12,675	19,583
California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	366
California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,560
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	10,835	17,116
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	7,500	12,022

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	9,726
[4,5]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	6/3/21	2,200	2,200
	California Educational Facilities Authority College & University Revenue VRDO	0.030%	6/3/21	5,300	5,300
	California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	610	622
	California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	640	653
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,181
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	1,000	1,124
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/45	1,190	1,471
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/55	2,110	2,578
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/57	400	487
	California GO	5.000%	4/1/22	19,000	19,779
	California GO	5.250%	10/1/27	5,000	5,085
	California GO	5.000%	3/1/28	5,000	5,853
	California GO	5.000%	8/1/28	4,510	5,511
	California GO	5.000%	8/1/28	4,375	5,192
	California GO	4.000%	9/1/28	6,000	7,032
	California GO	5.000%	10/1/29	11,450	12,434
	California GO	5.000%	10/1/29	4,045	4,881
	California GO	5.000%	8/1/30	3,250	3,968
	California GO	5.000%	11/1/30	11,380	15,368
	California GO	5.000%	4/1/31	5,820	7,922
	California GO	5.000%	8/1/31	9,460	11,174
	California GO	5.000%	8/1/31	14,040	17,562
	California GO	5.000%	9/1/31	8,390	10,268
	California GO	5.000%	10/1/31	4,500	5,172
	California GO	5.000%	11/1/31	5,050	6,364
	California GO	5.000%	12/1/31	1,000	1,213
	California GO	5.000%	4/1/32	2,500	3,464
	California GO	4.000%	8/1/32	10,025	11,652
	California GO	5.000%	8/1/32	2,000	2,500
[1]	California GO	5.250%	8/1/32	30,005	42,311
	California GO	4.000%	9/1/32	7,580	8,828
	California GO	5.000%	9/1/32	1,045	1,058
	California GO	5.000%	9/1/32	2,810	3,437
	California GO	5.000%	10/1/32	8,790	10,100
	California GO	5.000%	10/1/32	7,510	9,888
	California GO	5.000%	12/1/32	500	606
	California GO	5.000%	2/1/33	2,615	2,817
	California GO	5.000%	3/1/33	1,000	1,319
	California GO	5.000%	4/1/33	10,500	13,623
	California GO	5.000%	4/1/33	1,200	1,352
	California GO	5.000%	8/1/33	5,000	6,096
	California GO	5.000%	8/1/33	2,635	3,006
	California GO	3.000%	10/1/33	1,000	1,131
	California GO	5.000%	10/1/33	4,000	4,592
	California GO	5.000%	8/1/34	1,350	1,590

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/34	3,165	3,866
	California GO	5.000%	9/1/34	1,505	1,838
	California GO	3.000%	10/1/34	4,540	5,113
	California GO	3.000%	11/1/34	1,000	1,141
	California GO	4.000%	11/1/34	4,620	5,744
	California GO	5.000%	12/1/34	1,000	1,211
	California GO	5.000%	12/1/34	695	930
	California GO	5.250%	4/1/35	5,000	5,210
	California GO	4.000%	8/1/35	10,000	11,571
	California GO	5.000%	8/1/35	1,780	2,094
	California GO	3.000%	9/1/35	380	411
	California GO	4.000%	9/1/35	10,865	12,597
	California GO	5.000%	9/1/35	3,265	3,984
	California GO	5.000%	10/1/35	7,500	9,026
	California GO	3.000%	11/1/35	670	763
	California GO	5.000%	11/1/35	3,750	4,708
	California GO	5.000%	12/1/35	250	334
	California GO	4.000%	3/1/36	12,965	15,834
	California GO	5.000%	4/1/36	6,250	7,029
	California GO	4.000%	8/1/36	400	462
	California GO	5.000%	9/1/36	8,500	9,003
	California GO	5.000%	11/1/36	10,000	12,893
	California GO	5.000%	12/1/36	3,730	4,962
	California GO	3.750%	4/1/37	600	627
	California GO	5.000%	4/1/37	5,000	5,421
	California GO	5.000%	4/1/37	9,250	10,398
	California GO	4.000%	9/1/37	3,125	3,610
	California GO	5.000%	11/1/37	15,340	19,757
	California GO	4.000%	11/1/38	1,100	1,347
	California GO	4.000%	10/1/39	5,435	6,544
	California GO	5.000%	10/1/39	5,620	6,427
	California GO	5.000%	11/1/39	10,000	12,862
[6]	California GO	5.000%	9/1/41	16,275	21,360
	California GO	5.000%	10/1/41	5,000	5,079
	California GO	4.000%	11/1/41	700	794
	California GO	5.000%	4/1/42	2,185	2,270
	California GO	5.000%	9/1/42	8,515	9,012
	California GO	4.000%	2/1/43	400	421
	California GO	5.000%	2/1/43	6,265	6,741
	California GO	5.000%	4/1/43	6,500	7,043
	California GO	5.000%	11/1/43	12,425	13,784
	California GO	5.000%	12/1/43	5,335	5,937
	California GO	5.000%	5/1/44	4,000	4,492
	California GO	5.000%	10/1/44	500	570
	California GO	5.000%	3/1/45	215	248
	California GO	5.000%	8/1/45	12,670	14,795
	California GO	4.000%	11/1/45	20,160	22,749
	California GO	4.000%	8/1/46	5,200	5,922
	California GO	5.000%	8/1/46	10,270	12,428
	California GO	5.000%	9/1/46	775	940
	California GO	5.000%	10/1/47	1,040	1,244
	California GO	5.000%	11/1/47	5,000	6,203
	California GO	5.000%	10/1/48	22,050	27,901
	California GO	4.000%	3/1/50	5,000	5,917
	California GO	3.000%	11/1/50	9,665	10,388

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	11/1/50	500	563
[5]	California GO VRDO	0.010%	6/1/21	6,535	6,535
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	2,720	2,940
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,740	3,172
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,000	5,293
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,840	2,124
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,390	2,750
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,141
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	5,080	6,434
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,600	2,016
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,683
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,806
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	6,083
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,640	2,136
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	675	771
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,275	4,539
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	1,210	1,279
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/33	3,920	3,963
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	2,510	2,643
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,251
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	945
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,624
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	770
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,771
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	747
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,000	6,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,815	8,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,000	1,142
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,184

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,992
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	2,000	2,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,908
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	475	592
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	5,240
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,877
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,045	5,681
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,505	4,778
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,834
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,223
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	8,000	8,158
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,215	1,281
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	4,025	4,091
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	635	723
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	5,000	5,205
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,500	8,846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	13,195
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,190	1,248
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,905
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	2,600	2,746
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	1,500	1,746
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,717
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	15,915	18,432
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,630	7,701
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,090	1,274
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	4,030
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	395	477
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	8,374

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	5,330
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,350	6,288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,500	5,108
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,000	7,566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	160	183
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	26,010	31,896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,130	13,649
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	19,350	22,391
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	15,630	18,705
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	17,548
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,722
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	16,950	19,371
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,807
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	8,288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	28,829
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,000	3,782
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,320	20,268
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/3/21	16,900	16,900
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	6/3/21	3,200	3,200
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	6/3/21	10,000	10,000
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	6/3/21	15,575	15,575
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	1,800	1,800
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	6/2/21	10,235	10,235
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,000	5,293
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	100	106
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	49
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,762	12,705
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,807	3,403
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	15,063	17,644
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,721	1,800

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,541
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	2,022
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	2,169
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	6,079
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	113
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,505	6,129
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	2,035
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	2,106
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,456
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,531
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,500	3,272
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	2,000	2,223
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,736
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	1,000	1,066
California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	16,775	17,669
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	4,000	4,616
California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	17,226
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	6,010
California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	350	364
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	278
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	752
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,351
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	922
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,248
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	306
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,355	1,466
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	2,197
California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,570
California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,697

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,861
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,617
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,756
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,220	2,627
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,584
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	2,212
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	481
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	342
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,982
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,640
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	927
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,114
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	915	1,015
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	2,132
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	5,000	5,611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,110	7,175
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,030	7,074
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,933
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,978
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	11,126
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	5,339
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	233
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,510	4,020
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,530
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,359
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,515
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,137
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	6/1/21	11,100	11,100
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/46	5,125	6,099
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,091	8,652

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,783
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	2,378
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	5,715
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,850
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	2,000	2,132
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	3,000	3,184
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	1,102
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,309
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/34	4,560	5,111
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,000	5,631
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	6,694
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	7,040	7,040
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	21,935	21,935
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	291
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	500	582
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	316
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,180	1,340
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	940
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,255
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	183
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,341
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,432
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,395
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,938
[4]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,563
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/50	4,555	5,216
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	3,225	3,678
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	59
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	30
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	142
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	568
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,161
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	530	628
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,178

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.070%	6/3/21	2,900	2,900
[2,4,5]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.150%	6/3/21	2,495	2,495
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	3,250	4,110
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	7,095	9,079
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	5,108
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	2,355	3,082
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,235
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	3,087
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	5,192
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	2,250	3,005
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,588
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,576
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	5,136
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	6,408
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,467
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	5,111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	1,495	1,699
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,707
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,403
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	3,470	3,746
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,339
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	7,020
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,583
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,616
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	795
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	50	52
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,379
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,330
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,208
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,410
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	4,249
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,000	4,826
	California State University College & University Revenue	5.000%	11/1/30	2,500	2,974
	California State University College & University Revenue	5.000%	11/1/31	6,880	7,933
	California State University College & University Revenue	5.000%	11/1/32	6,610	7,978
	California State University College & University Revenue	5.000%	11/1/32	6,860	7,907
	California State University College & University Revenue	5.000%	11/1/33	3,515	4,050
	California State University College & University Revenue	4.000%	11/1/37	2,400	2,734
	California State University College & University Revenue	5.000%	11/1/37	5,025	6,565
	California State University College & University Revenue	4.000%	11/1/38	1,415	1,609

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/38	4,045	4,789
	California State University College & University Revenue	5.000%	11/1/38	4,015	5,233
	California State University College & University Revenue	5.000%	11/1/38	660	813
	California State University College & University Revenue	5.000%	11/1/41	10,450	12,563
	California State University College & University Revenue	5.000%	11/1/43	5,050	5,967
	California State University College & University Revenue	5.000%	11/1/44	1,860	2,129
	California State University College & University Revenue	4.000%	11/1/45	5,230	5,909
	California State University College & University Revenue	5.000%	11/1/45	3,820	4,584
	California State University College & University Revenue	5.000%	11/1/47	6,430	7,931
	California State University College & University Revenue	5.000%	11/1/47	9,045	10,640
	California State University College & University Revenue	5.000%	11/1/48	6,945	8,701
	California State University College & University Revenue	5.000%	11/1/50	6,000	7,502
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,647
[4,5]	California State University College & University Revenue TOB VRDO	0.070%	6/3/21	1,755	1,755
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,355	1,382
	California State University College & University Revenue, Prere.	5.000%	11/1/24	120	139
	California State University College & University Revenue, Prere.	5.000%	11/1/24	75	87
	California State University College & University Revenue, Prere.	5.000%	11/1/24	140	162
	California State University College & University Revenue, Prere.	5.000%	11/1/24	140	162
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	10,144
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	2,035	2,438
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	100	124
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,624
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	233
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,666
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	270	310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	680	814
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	980	1,172
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	780	931
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,785
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	520	619
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,142
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	530	630
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,629
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	2,500	2,575
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	3/1/44	150	168
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,800	6,399
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	5,053

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	8,273
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	2,150	2,237
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	1,125	1,255
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,935	2,311
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	2,102
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,000	2,058
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	6,245
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	715	797
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,634
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,070	1,134
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,260	1,401
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,569
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	4,199
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,594
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,064
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,451
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,798
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	8,338
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,472
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	3,176
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	21,540	21,540
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	2,190	2,190
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	2,500	2,526
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	7,280	7,459
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,000	11,650
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/23	4,000	4,532
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,373
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	4,134

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,938
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	5,150
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	725	781
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,448
	Campbell Union High School District GO	5.000%	8/1/35	1,000	1,206
	Carlsbad Unified School District GO	4.000%	5/1/32	575	673
	Carlsbad Unified School District GO	4.000%	5/1/33	685	797
	Carlsbad Unified School District GO	4.000%	5/1/34	695	804
	Carlsbad Unified School District GO	3.000%	8/1/42	2,730	2,950
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,798
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	360
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	3,000	3,326
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,373
	Central School District GO	5.000%	8/1/47	3,350	3,987
	Central School District GO	4.000%	8/1/48	3,945	4,522
	Central Unified School District GO	4.000%	8/1/48	8,400	9,469
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	6,187
	Cerritos Community College District GO	4.000%	8/1/33	2,135	2,363
	Cerritos Community College District GO	0.000%	8/1/34	4,000	3,099
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,305
	Cerritos Community College District GO	4.000%	8/1/44	1,455	1,596
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,401
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	3,500	3,858
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,297
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	625	715
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,535	1,745
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,080	3,835
[1]	Charter Oak Unified School District GO	5.000%	8/1/31	1,380	1,623
[1]	Charter Oak Unified School District GO	5.000%	8/1/33	1,755	2,064
	Chico Unified School District GO	4.000%	8/1/35	1,880	2,120
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,429
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,370
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	5,754
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	4,123
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,228
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,756
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	5,000	5,233
[2]	Coachella Valley Unified School District GO	5.000%	8/1/46	10,000	11,900
	Coast Community College District GO	4.000%	8/1/33	1,195	1,439
	Coast Community College District GO	4.000%	8/1/34	250	299
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,539
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	367
[2]	Compton CA Unified School District COP	4.000%	6/1/37	520	596
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,572
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,388
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,500	1,817

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,970	2,126
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,435
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/44	3,000	3,374
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	15,000	14,857
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	11,450	12,431
[4,5]	Culver City CA Unified School District GO TOB VRDO	0.030%	6/1/21	850	850
	Cupertino Union School District	4.000%	8/1/40	300	338
	Dixon CA Special Tax Revenue	4.000%	9/1/50	1,000	1,124
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/37	520	610
	East Bay Municipal Utility District Wastewater System Sewer Revenue	4.000%	6/1/45	500	575
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	1,000	1,125
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	372
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.030%	6/2/21	500	500
	East Bay Regional Park District GO	5.000%	9/1/25	175	176
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,222
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,210
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,652
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,643
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	6,522
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,300	6,098
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	3,780	4,333
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,373
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/46	675	786
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,421
	Eastern Municipal Water District Water Revenue VRDO	0.010%	6/1/21	2,200	2,200
	El Camino Community College District Foundation GO	5.000%	8/1/32	1,000	1,214
	El Camino Community College District Foundation GO	5.000%	8/1/33	1,115	1,351
	El Camino Community College District Foundation GO	5.000%	8/1/37	1,550	1,861
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	8,070
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,680
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,890
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	7,500	8,542
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,796
	Elk Grove Unified School District GO	4.000%	8/1/46	5,000	5,681
	Encinitas CA Special Tax Revenue	5.000%	9/1/27	1,000	1,055
	Evergreen School District GO	4.000%	8/1/39	330	387
	Evergreen School District GO	4.000%	8/1/45	300	329
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	5,025
[7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,790	4,999
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	614
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/38	845	971
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	463
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/48	1,675	1,907
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	594
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	843
	Fontana CA Special Tax Revenue	4.000%	9/1/50	1,005	1,125

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,842
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,325
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	2,246
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,310
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,136
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/42	485	537
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	2,309	2,714
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	6,000	7,109
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,675	4,127
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	615	693
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	10,858
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	115
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,686
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/46	1,330	1,458
	Fremont Union High School District GO	4.000%	8/1/44	1,730	1,897
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/35	1,150	1,386
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,769
	Fresno Unified School District GO	4.000%	8/1/31	450	520
	Fresno Unified School District GO	4.000%	8/1/32	550	635
	Fresno Unified School District GO	4.000%	8/1/33	750	865
	Fresno Unified School District GO	4.000%	8/1/34	800	920
	Fresno Unified School District GO	4.000%	8/1/35	850	974
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,144
	Fresno Unified School District GO	4.000%	8/1/37	850	971
	Fresno Unified School District GO	4.000%	8/1/39	1,600	1,822
	Fresno Unified School District GO	4.000%	8/1/46	140	158
[4,5]	Fresno Unified School District GO TOB VRDO	0.080%	6/3/21	6,170	6,170
	Gavilan Joint Community College District GO	3.000%	8/1/50	11,645	12,448
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,331
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,143
	Gilroy Unified School District GO	4.000%	8/1/37	1,100	1,254
	Gilroy Unified School District GO	4.000%	8/1/41	3,115	3,532
	Gilroy Unified School District GO	4.000%	8/1/46	8,000	9,012
	Gilroy Unified School District GO	4.000%	8/1/48	280	321
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	4,120	4,832
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	10,045	9,193
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,495	6,851
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	6,500	8,054
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,370	2,923
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,365	1,675
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/45	2,000	2,326
[4,5]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.120%	6/3/21	14,865	14,865
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	5,205	6,165

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,720	9,110
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/40	6,295	7,330
	Grossmont Healthcare District GO	4.000%	7/15/35	1,100	1,241
	Grossmont Healthcare District GO	4.000%	7/15/40	10,000	11,210
	Grossmont Healthcare District GO, Prere.	6.125%	7/15/21	2,500	2,518
	Grossmont Union High School District GO	0.000%	8/1/30	6,555	5,695
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	12,672
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	2,350	2,608
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	7,082
	Hartnell CA Community College District GO	4.000%	8/1/33	200	239
	Hartnell CA Community College District GO	4.000%	8/1/34	225	267
	Hartnell CA Community College District GO	4.000%	8/1/35	300	355
	Hartnell CA Community College District GO	4.000%	8/1/47	4,165	4,739
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,681
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,256
[1]	Hayward Unified School District GO	4.000%	8/1/42	500	560
[2]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,476
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,287
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,657
[1]	Hayward Unified School District GO	4.000%	8/1/50	10,000	11,658
[1,4,5]	Hayward Unified School District GO TOB VRDO	0.080%	6/4/21	6,500	6,500
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,230
	Huntington Beach City School District GO	4.000%	8/1/48	115	130
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,710
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,320
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	1,074
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/45	4,010	4,717
[2]	Imperial Unified School District GO	5.250%	8/1/43	6,000	7,511
[1,4]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/46	1,000	1,159
[1,4]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/51	1,465	1,693
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,224
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,373
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	606
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	291
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	614
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	516
[2]	Inglewood Unified School District GO	4.000%	8/1/36	500	569
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	6,470	7,704
[5]	Irvine CA VRDO	0.010%	6/1/21	400	400
[5]	Irvine CA VRDO	0.020%	6/1/21	15,600	15,600
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/37	265	321
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	410
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/42	400	480
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/47	1,000	1,189
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,295
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/51	1,000	1,183
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,196

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,697
[2]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	8,060
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,424
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	725
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	9,333
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	2,000	2,217
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,050	1,210
	La Verne CA COP, Prere.	5.000%	5/15/22	2,450	2,587
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,206
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,492
	Las Lomitas Elementary School District GO	4.000%	7/1/33	300	381
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	657
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	517
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	571
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	911
[8]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,888
	Liberty Union High School District GO	4.000%	8/1/33	250	297
	Liberty Union High School District GO	4.000%	8/1/34	250	296
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,215	4,002
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,474
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	381
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	461
	Livermore Valley Water Financing Authority Lease Revenue	4.000%	7/1/43	3,000	3,404
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	1,088
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	1,086
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	791
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,285	1,382
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/32	1,640	2,045
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,235	1,585
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	2,206
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	5,280
[10]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.534%	11/15/26	1,800	1,870
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,770
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,215	5,805
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,455
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,775
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,315	2,670
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,105	6,174
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,173
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,320
	Long Beach Community College District GO	4.000%	8/1/49	4,400	5,086
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,732
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,111
[4,5]	Long Beach Unified School District GO TOB VRDO	0.070%	6/3/21	6,000	6,000
	Los Angeles CA Community College District GO	4.000%	8/1/31	1,885	2,214
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,277

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,525	4,116
	Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,724
	Los Angeles CA Community College District GO	4.000%	8/1/36	5,415	6,308
	Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	4,942
	Los Angeles CA Community College District GO	4.000%	8/1/38	1,760	2,043
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,159
	Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,881
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	5,000	5,420
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	598
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	914
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	574
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,128
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,596
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,256
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,572
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	5,344
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,616
	Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	6,126
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	6,107
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,290
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,622
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,977
	Los Angeles CA Unified School District GO	4.000%	7/1/44	3,100	3,706
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,260
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	4,047
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,835
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	3,109
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	2,062
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,604
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	185
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,860	3,122
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/45	150	166
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	12,406
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	8,420
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	11,342
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,467
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,847
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	2,123
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,225	6,334
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	16,205
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,137
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,853
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,847
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,780
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,200	1,473
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,457

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,551
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,716
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	14,000	17,567
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,298
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	7,000	8,458
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,360
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	6,405
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	8,000	8,553
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,900
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	6,261
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,720
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	3,000	3,927
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,000	5,221
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	6,000	6,280
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,235
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,721
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,240	6,105
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,734
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,670
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	795	1,028
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,500	3,016
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,750	7,418
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,000	6,020
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,470
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	3,146
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,000	6,279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,428
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,700	14,065
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	6/1/21	14,300	14,300

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	5,000	5,804
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	6,028
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,892
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	6,478
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,600	2,966
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	3,989
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,499
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	2,120
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,254
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	5,409
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	2,183
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	3,241
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	4,610	5,234
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,379
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,428
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	434
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	237
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	380	464
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	10,150	10,654
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,561
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	14,885	16,865
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	189
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	7,000	8,529
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	1,400	1,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	2,000	2,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	6,950	6,950
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	1,280	1,280
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	6/1/21	900	900
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	6/1/21	6,600	6,600

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	6/3/21	19,000	19,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	6/3/21	10,000	10,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	5,000	6,409
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,075	6,485
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	9,020	11,505
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	10,000	10,516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,525
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,859
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,545	1,625
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	5,749
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	2,050
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	3,072
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,249
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	5,441
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,640	8,347
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,860	2,199
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,500	2,956
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,748
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	4,800	4,800
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	6,700	6,700
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	6,200	6,200
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	6/1/21	8,500	8,500
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,935	2,548
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,042	3,753
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,659
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	3,002
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	6,008
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	2,535	2,924
	Los Rios Community College District GO	4.000%	8/1/34	4,555	5,294
[8]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,435
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,883

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Madera Unified School District GO	4.000%	8/1/47	420	484
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	593
	Marin Community College District GO	4.000%	8/1/35	700	805
	Marin Community College District GO	4.000%	8/1/38	1,500	1,713
	Marin Healthcare District GO	5.000%	8/1/29	1,055	1,243
	Marin Healthcare District GO	4.000%	8/1/40	3,280	3,685
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,167
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,750
	Martinez Unified School District GO	4.000%	8/1/48	3,000	3,347
[1]	Menifee Union School District GO	3.000%	8/1/38	1,500	1,663
[1]	Menifee Union School District GO	3.000%	8/1/45	2,770	2,983
	Mesa Water District COP	4.000%	3/15/40	325	391
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,233
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,635
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	5,242
	Metropolitan Water District of Southern California Water Revenue	4.000%	7/1/45	1,100	1,234
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	6,600	6,600
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	4,315	4,315
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	6,580	6,580
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	6/1/21	16,410	16,410
	Mid-Peninsula Water District COP	4.000%	12/1/46	2,005	2,236
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/26	2,100	2,490
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,835
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,750	2,935
[3]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	2,310	2,427
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,610	7,785
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	2,074
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,861
	Morgan Hill Unified School District GO	4.000%	8/1/47	8,490	9,660
	Mount San Antonio Community College District GO	5.000%	8/1/33	1,140	1,489
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,286
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	2,000	2,312
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/45	4,000	4,622
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/50	6,670	7,663
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,748
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	11,064
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	5,058
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	6,907
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,660	7,673
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,926
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,810
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,775
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/33	1,550	2,060
	Napa Valley Community College District GO	4.000%	8/1/33	2,500	2,842
	Napa Valley Community College District GO	4.000%	8/1/34	2,000	2,270

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,880
	Napa Valley Unified School District GO	5.000%	8/1/41	500	597
	Napa Valley Unified School District GO	5.000%	8/1/44	100	119
	Napa Valley Unified School District GO	4.000%	8/1/46	550	625
[1]	Natomas Unified School District GO	4.000%	8/1/49	2,815	3,198
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,278
	New Haven Unified School District GO	4.000%	8/1/36	500	588
	New Haven Unified School District GO	4.000%	8/1/37	70	82
	New Haven Unified School District GO	4.000%	8/1/39	420	490
	New Haven Unified School District GO	3.000%	8/1/49	3,500	3,715
	Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,793
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,525	3,628
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	3,146
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	767
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,493
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	727
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/49	1,300	1,511
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	2,440	2,964
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	50	61
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	1,098
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	1,095
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	1,086
	Northeastern School District/York County GO	3.250%	8/1/35	100	110
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,515
[3]	Northern California Power Agency Electric Power & Light Revenue, Prere.	7.500%	7/1/21	855	860
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,610	4,320
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,900	2,270
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	5,361
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,789
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	9,000	9,690
[4,5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	6/3/21	10,000	10,000
	Oakland CA GO	5.000%	1/15/29	1,640	1,937
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	1,061
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	942
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	4,020
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,959
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,161
	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	2,850	3,334
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	2,000	2,135
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	1,195	1,400
	Oakland Unified School District/Alameda County GO, Prere.	6.625%	8/1/21	1,000	1,011
[11]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,495	5,320
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	735
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	599
	Orange County Water District Water Revenue	4.000%	8/15/34	650	788
[2]	Oxnard School District GO	5.000%	8/1/41	1,110	1,374
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,239
	Palmdale Elementary School District GO	3.000%	8/1/49	3,000	3,152
	Palo Alto CA	4.250%	9/2/22	200	210

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palo Alto CA	5.000%	9/2/26	1,000	1,058
	Palomar Community College District GO	0.000%	8/1/24	5,125	5,039
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,243
	Palomar Health GO	4.000%	8/1/32	4,140	4,622
[11]	Palomar Health GO	0.000%	8/1/33	4,100	3,293
	Palomar Health GO	4.000%	8/1/33	4,135	4,608
	Palomar Health GO	5.000%	8/1/34	1,100	1,278
	Palomar Health GO	4.000%	8/1/35	4,270	4,744
	Palomar Health GO	0.000%	8/1/36	5,025	3,585
	Palomar Health GO	4.000%	8/1/36	5,085	5,640
[11]	Palomar Health GO	7.000%	8/1/38	205	292
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,744
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,486
[1]	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,974
[8]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,699
[2]	Paramount Unified School District GO	3.000%	8/1/50	7,335	7,904
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	4,000	4,180
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	2,920	2,918
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,102
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	973
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	1,135
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,414
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	4,591
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,395
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	4,467
	Pleasanton Unified School District GO	4.000%	8/1/42	7,300	8,358
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,403
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	739
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,172
	Poway Unified School District GO	0.000%	8/1/33	990	792
	Poway Unified School District GO	0.000%	8/1/33	5,010	4,009
	Poway Unified School District GO	0.000%	8/1/34	8,130	6,333
	Poway Unified School District GO	0.000%	8/1/46	10,000	4,977
	Poway Unified School District GO	0.000%	8/1/51	10,000	4,280
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24	780	864
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	1,025	1,132
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,330	2,847
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,435	4,184
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,750	2,128
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,730	2,043
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/38	1,155	1,301
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/43	2,305	2,583

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,627
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	2,038
	Ravenswood City School District GO	4.000%	8/1/46	2,740	3,185
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,193
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	715
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,236
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,541
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/23	600	666
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,271
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,262
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,649
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,658
	Riverside Community College District GO	3.000%	8/1/34	580	655
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,227
	Riverside Community College District GO	3.000%	8/1/40	3,750	4,109
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	11,427
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	5,000	5,918
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	5,000	5,941
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	8,000	9,497
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	1,015
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,500	1,635
[2,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/41	2,000	2,261
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,828
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,638
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,982
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	2,000	2,176
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,337
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/24	1,440	1,523
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/28	1,795	1,893
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/29	1,880	1,983
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/32	1,375	1,446
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,651
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,591
	Riverside Unified School District GO	3.000%	8/1/36	800	872
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,959
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,686
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	845
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,657

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville CA	4.000%	9/1/50	2,000	2,260
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/37	7,480	8,466
	Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,419
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	499
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	1,107
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/22	1,635	1,690
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	3,113
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	574
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,365
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/39	1,900	2,163
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/44	2,000	2,277
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,683
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,726
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	10,906
[4,5]	Sacramento CA Water Revenue TOB VRDO	0.070%	6/3/21	7,800	7,800
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,521
[1]	Sacramento City Unified School District GO	4.000%	8/1/40	300	328
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	627
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,071
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,596
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,489
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	3,149
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,485
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,651
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	9,650	11,563
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	5,420	6,477
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	7,000	8,028
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,179
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,554
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,205
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,263
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,531
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	2,500	2,719
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/36	1,370	1,372
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	3,125	3,130
[5]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.020%	6/3/21	1,200	1,200
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,671
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,257

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,706
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,933
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,333
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,562
[1]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	5,215
	San Bernardino Community College District GO	3.000%	8/1/41	6,000	6,403
	San Bernardino Community College District GO	0.000%	8/1/44	5,000	2,636
	San Bernardino Community College District GO	4.000%	8/1/44	11,185	12,879
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	6,116
	San Bernardino Community College District GO	4.000%	8/1/49	145	166
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	2,000	2,307
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	4,000	4,775
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	2,000	2,462
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	3,500	4,428
	San Bernardino County Transportation Authority Sales Tax Revenue	5.000%	3/1/32	4,035	4,176
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,070
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,116
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	1,000	1,158
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,000	1,194
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,315
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	6,178
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	7,358
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,318
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,286
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	930
	San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,213
	San Diego CA Unified School District GO	4.000%	7/1/33	1,565	1,943
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,499
	San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,367
	San Diego CA Unified School District GO	5.000%	7/1/35	5,005	5,488
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,494
	San Diego CA Unified School District GO	5.000%	7/1/40	1,540	1,803
	San Diego CA Unified School District GO	5.000%	7/1/41	50	62
	San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,944
	San Diego CA Unified School District GO	4.000%	7/1/47	24,465	28,238
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	513
	San Diego CA Unified School District GO	4.000%	7/1/49	5,250	6,184
	San Diego Community College District GO	4.000%	8/1/32	3,935	4,563
	San Diego Community College District GO	4.000%	8/1/32	3,200	3,710
	San Diego Community College District GO	0.000%	8/1/36	8,000	6,070
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,520
[4,5]	San Diego Community College District GO TOB VRDO	0.120%	6/3/21	3,000	3,000
	San Diego Community College District GO, Prere.	5.000%	8/1/21	2,500	2,520
	San Diego County CA COP	5.000%	10/15/28	1,445	1,665
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,645	2,059
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,625
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,625
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,801

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,801
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,500	1,973
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,409
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,400	1,835
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,301
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,931
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,987
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,813
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,777
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,999
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	7,025
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,040	5,498
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,851
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	252
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	5,000	5,939
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.030%	6/3/21	35,400	35,400
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	1,500	1,562
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	6,077
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	179
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	8,275
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/33	2,600	3,217
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	575	668
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	12,600	13,543
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	4,456
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	250	287
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,787
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,761
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,698
	San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,297
	San Francisco CA City & County COP	4.000%	4/1/40	3,225	3,759
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	3,147
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,898
	San Francisco CA City & County COP	4.000%	4/1/45	11,755	13,585
[4]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,933
	San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,348
	San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,716
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,413
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,864

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,196
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,668
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	6,077
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,658
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	9,222
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	3,125
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,100	1,123
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,205	1,230
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,226
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	950	992
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	1,860	1,944
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	4,000	4,180
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	12
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,232
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,195
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	4,039
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	6,000	6,504
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	7,250	8,152
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	31,655	37,772
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	299
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,808
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	4,790	5,957
[5]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.050%	6/2/21	4,210	4,210
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/32	1,305	1,525
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/33	1,370	1,599
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	8,000	8,510
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,196
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	2,740	3,250
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	2,675	3,164
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,812
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,815	3,323
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	2,960	3,487

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	8,773
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,601
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,186
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,430
[8]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,108
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	997
[8]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,493
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	5.000%	8/1/43	3,500	3,875
	San Francisco Community College District GO	3.000%	6/15/45	3,800	4,044
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,724
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,578
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,739
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,955
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,361
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	4,414
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,866
[1]	San Jacinto Unified School District COP	5.000%	9/1/27	1,140	1,432
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,358
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/37	7,000	8,581
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,828
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,515	6,225
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	179
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	8,025	9,139
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	11,710	13,247
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,564
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	9,016
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	250	281
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.500%	5/1/42	5,000	5,013
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,450
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	5,031
	San Jose Unified School District GO	5.000%	8/1/32	10,000	11,790
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	200	224
	San Juan Unified School District GO	2.375%	8/1/41	15	15
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	534
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	1,004
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	528
[2]	San Leandro Unified School District GO	4.000%	8/1/43	650	759

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	1,128
[6]	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,356
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,645
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	940
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,405
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	2,132
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	4,115
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	6,216
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,476
	San Marcos Unified School District GO, Prere.	5.000%	8/1/21	2,835	2,858
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/31	2,290	2,778
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	145	166
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,421
[8]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects Program)	5.000%	7/1/21	1,795	1,802
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	10,223
[9]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	3,214
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	1,992
	San Rafael CA City High School District GO	3.000%	8/1/47	2,225	2,376
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	3,173
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	3,163
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,536
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,550
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34	3,445	3,902
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,957
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,869
[2,6]	Sanger Unified School District GO	4.000%	8/1/55	2,150	2,544
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/41	2,000	2,294
[8]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,945
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,269
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,165
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	6.000%	7/1/21	3,000	3,014
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	2,500	2,803
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	3,008
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/43	6,355	7,363
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	4,460
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,534
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,904
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,635
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,854
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	3,160
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,443

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara Unified School District GO	4.000%	7/1/41	5,000	5,774
	Santa Clara Unified School District GO	4.000%	7/1/48	3,175	3,649
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	6/1/21	5,000	5,000
[5]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	4,450	4,450
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.030%	6/3/21	10,400	10,400
	Santa Clarita Community College District GO	3.000%	8/1/36	750	816
	Santa Clarita Community College District GO	3.000%	8/1/41	950	1,016
	Santa Clarita Community College District GO	4.000%	8/1/41	6,850	7,708
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	3,235
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/35	495	604
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/37	850	947
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,252
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,489
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	5,846
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	472
[2,6]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	549
[2,6]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	832
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	662
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	565
[2,6]	Santa Rosa High School District GO	4.000%	8/1/38	500	599
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,347
[2,6]	Santa Rosa High School District GO	4.000%	8/1/43	1,000	1,183
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	268
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/49	2,500	2,841
	Sequoia Union High School District GO	3.250%	7/1/38	100	105
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,890
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	2/1/24	3,095	3,491
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,393
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,459
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,241
	Simi Valley Unified School District GO	4.000%	8/1/50	10,000	11,592
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	1,048
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,632
	Solano County Community College District GO	5.000%	8/1/37	1,050	1,300
	Sonoma Valley Unified School District GO	4.000%	8/1/44	1,060	1,234
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	53
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,567
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/34	200	237
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/35	200	236
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/36	350	413
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/37	250	294
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/38	1,080	1,177

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/39	1,110	1,207
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/40	1,105	1,191
[6]	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	3,001
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/43	1,500	1,792
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/46	1,500	1,782
[8]	Southern California Public Power Authority Electric Power & Light Revenue	5.750%	7/1/21	220	221
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,586
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	748
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,490
[5]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.010%	6/1/21	2,800	2,800
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	4,544
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	5,767
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,260	9,646
	Southwestern Community College District GO	4.000%	8/1/34	375	436
	Southwestern Community College District GO	3.000%	8/1/39	900	1,005
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,382
	Southwestern Community College District GO	4.000%	8/1/47	7,940	9,034
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,045	8,391
	State Center Community College District GO	3.000%	8/1/40	4,660	5,107
	State Center Community College District GO	4.000%	8/1/42	2,315	2,651
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/31	1,550	1,970
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/36	2,000	2,513
[2]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,015	1,173
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,140
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,467
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	5,038
[1]	Stockton Unified School District GO	5.000%	8/1/38	3,500	3,963
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,386
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,414
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,447
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,745
	Sweetwater Union High School District GO	5.000%	8/1/33	165	195
	Sweetwater Union High School District GO	5.000%	8/1/34	900	1,066
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	3,168
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,830
[2]	Temecula Valley Unified School District GO	4.500%	8/1/35	3,120	3,485
[2]	Temecula Valley Unified School District GO	4.625%	8/1/37	3,785	4,232
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	3,750	4,422

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	200	245
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,539
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	3,321
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	1,033
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,530
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,135	1,164
[1]	Tulare CA Sewer Revenue	5.000%	11/15/45	1,000	1,178
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,676
[2]	Tulare Local Health Care District GO	4.000%	8/1/31	1,250	1,507
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	2,173
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,856
[8]	Tulare Union High School District GO	0.000%	8/1/27	515	478
[8]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,133
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	1,765	2,159
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/37	1,000	1,165
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,456
[12]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	5,157
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/36	380	457
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/38	525	627
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/40	500	594
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,939
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,541
	University of California College & University Revenue	5.000%	5/15/30	1,000	1,091
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,587
[6]	University of California College & University Revenue	5.000%	5/15/31	2,250	2,946
	University of California College & University Revenue	5.000%	5/15/32	7,925	9,307
[6]	University of California College & University Revenue	5.000%	5/15/32	3,500	4,672
	University of California College & University Revenue	5.000%	5/15/33	1,000	1,240
	University of California College & University Revenue	5.000%	5/15/33	2,675	2,915
[6]	University of California College & University Revenue	5.000%	5/15/33	9,000	11,961
	University of California College & University Revenue	4.000%	5/15/34	7,000	8,144
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,699
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,617
[13]	University of California College & University Revenue	5.000%	5/15/34	4,820	6,122
[6]	University of California College & University Revenue	5.000%	5/15/34	7,750	10,265
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,810
	University of California College & University Revenue	5.000%	5/15/35	7,475	9,481
[6]	University of California College & University Revenue	5.000%	5/15/35	7,500	9,890
[6]	University of California College & University Revenue	5.000%	5/15/36	2,000	2,629
	University of California College & University Revenue	5.000%	5/15/37	3,535	4,380
	University of California College & University Revenue	5.000%	5/15/37	325	389
[6]	University of California College & University Revenue	5.000%	5/15/37	1,750	2,293
	University of California College & University Revenue	5.250%	5/15/37	3,500	3,980
	University of California College & University Revenue	5.000%	5/15/38	10,000	10,877
[6]	University of California College & University Revenue	5.000%	5/15/38	1,750	2,287
[6]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,302
	University of California College & University Revenue	4.000%	5/15/40	5,000	6,110
	University of California College & University Revenue	5.000%	5/15/40	5,495	6,376
	University of California College & University Revenue	5.000%	5/15/40	300	349
[6]	University of California College & University Revenue	5.000%	5/15/40	1,000	1,297
	University of California College & University Revenue	5.000%	5/15/41	10,915	13,043
[6]	University of California College & University Revenue	5.000%	5/15/41	1,000	1,293
	University of California College & University Revenue	5.000%	5/15/42	2,610	3,220
[6]	University of California College & University Revenue	5.000%	5/15/42	3,000	3,869

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/43	4,100	5,128
	University of California College & University Revenue	5.000%	5/15/43	185	231
	University of California College & University Revenue	4.000%	5/15/46	13,465	15,076
	University of California College & University Revenue	4.000%	5/15/46	3,000	3,625
	University of California College & University Revenue	5.000%	5/15/46	320	381
	University of California College & University Revenue	4.000%	5/15/47	1,855	2,205
	University of California College & University Revenue	5.000%	5/15/47	15,325	18,931
	University of California College & University Revenue	5.000%	5/15/47	9,040	11,167
	University of California College & University Revenue	3.625%	5/15/48	120	132
	University of California College & University Revenue	5.000%	5/15/48	11,775	14,680
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,699
	University of California College & University Revenue	4.000%	5/15/51	3,000	3,603
	University of California College & University Revenue	4.000%	5/15/51	4,000	4,788
	University of California College & University Revenue	5.000%	5/15/52	8,000	9,873
	University of California College & University Revenue VRDO	0.010%	6/1/21	1,300	1,300
	University of California College & University Revenue VRDO	0.010%	6/1/21	1,900	1,900
	University of California College & University Revenue VRDO	0.010%	6/1/21	1,170	1,170
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,271
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,715	12,739
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/44	10,730	12,045
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	4,400	4,400
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	6,700	6,700
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	13,600	13,600
	Upland CA COP	4.000%	1/1/42	5,625	6,078
	Upland CA COP	5.000%	1/1/47	5,060	5,756
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	3,450	3,872
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/50	12,845	14,376
	Vacaville Unified School District GO	4.000%	8/1/38	500	588
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	911
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,211
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,947
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,968
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,303
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	878
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	1,080
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	927
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,301
[8]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,757
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,512
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	695
	Washington Township Health Care District GO	3.250%	8/1/32	385	408
	Washington Township Health Care District GO	5.500%	8/1/40	5,000	5,642
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	916
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	938
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,260

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,512
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	617
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,243
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,268
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,836
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,441
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	599
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	1,026
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	809
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	6,203
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	943
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	1,102
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	769
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,573
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	4,000	4,263
[1]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,361
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/40	2,050	2,400
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/45	2,715	3,178
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	967
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,234
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,461
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,704
[1]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,365
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	7,853
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,326
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	882
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,221
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	6,250	6,992
	Yucaipa Valley Water District Financing Corp. Water Revenue	5.000%	9/1/27	1,000	1,184
					5,801,077
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,170
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	560	637
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,132
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	757
					3,696
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,005	956
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	2,093
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,807
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	787
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	14,554	16,112
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,083	2,306
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	110	123

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	225	252
				25,436
Total Tax-Exempt Municipal Bonds (Cost $5,439,940)				5,830,209
Total Investments (101.9%) (Cost $5,439,940)				5,830,209
Other Assets and Liabilities—Net (-1.9%)				(110,665)
Net Assets (100%)				5,719,544
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $228,612,000, representing 4.0% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
13	Securities with a value of $1,988,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	1,520	188,254	(50)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(417)	(60,445)	(252)
Ultra Long U.S. Treasury Bond	September 2021	(195)	(36,124)	(32)
				(284)
				(334)

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,439,940)	5,830,209
Investment in Vanguard	200
Cash	901
Receivables for Investment Securities Sold	410
Receivables for Accrued Income	49,393
Receivables for Capital Shares Issued	2,693
Other Assets	110
Total Assets	5,883,916
Liabilities
Payables for Investment Securities Purchased	156,755
Payables for Capital Shares Redeemed	3,848
Payables for Distributions	3,363
Payables to Vanguard	249
Variation Margin Payable—Futures Contracts	157
Total Liabilities	164,372
Net Assets	5,719,544
At May 31, 2021, net assets consisted of:

Paid-in Capital	5,293,265
Total Distributable Earnings (Loss)	426,279
Net Assets	5,719,544

Investor Shares—Net Assets
Applicable to 53,015,493 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	679,216
Net Asset Value Per Share—Investor Shares	$12.81

Admiral Shares—Net Assets
Applicable to 393,417,321 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,040,328
Net Asset Value Per Share—Admiral Shares	$12.81

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	71,085
Total Income	71,085
Expenses
The Vanguard Group—Note B
Investment Advisory Services	232
Management and Administrative—Investor Shares	509
Management and Administrative—Admiral Shares	1,899
Marketing and Distribution—Investor Shares	31
Marketing and Distribution—Admiral Shares	96
Custodian Fees	14
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	—
Total Expenses	2,791
Net Investment Income	68,294
Realized Net Gain (Loss)
Investment Securities Sold	36,704
Futures Contracts	4,386
Realized Net Gain (Loss)	41,090
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(24,424)
Futures Contracts	(516)
Change in Unrealized Appreciation (Depreciation)	(24,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	84,444

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,294	140,725
Realized Net Gain (Loss)	41,090	35,909
Change in Unrealized Appreciation (Depreciation)	(24,940)	78,543
Net Increase (Decrease) in Net Assets Resulting from Operations	84,444	255,177
Distributions
Investor Shares	(12,315)	(16,934)
Admiral Shares	(91,920)	(122,476)
Total Distributions	(104,235)	(139,410)
Capital Share Transactions
Investor Shares	22,953	7,942
Admiral Shares	198,647	383,943
Net Increase (Decrease) from Capital Share Transactions	221,600	391,885
Total Increase (Decrease)	201,809	507,652
Net Assets
Beginning of Period	5,517,735	5,010,083
End of Period	5,719,544	5,517,735

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.86	$12.53	$11.79	$12.10	$11.66	$12.12
Investment Operations
Net Investment Income	.151[1]	.335[1]	.371[1]	.394[1]	.396[1]	.410
Net Realized and Unrealized Gain (Loss) on Investments	.033	.327	.741	(.309)	.438	(.460)
Total from Investment Operations	.184	.662	1.112	.085	.834	(.050)
Distributions
Dividends from Net Investment Income	(.151)	(.332)	(.372)	(.395)	(.394)	(.410)
Distributions from Realized Capital Gains	(.083)	—	—	—	—	—
Total Distributions	(.234)	(.332)	(.372)	(.395)	(.394)	(.410)
Net Asset Value, End of Period	$12.81	$12.86	$12.53	$11.79	$12.10	$11.66
Total Return[2]	1.45%	5.36%	9.54%	0.71%	7.22%	-0.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$679	$659	$640	$479	$486	$455
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.66%	3.02%	3.31%	3.29%	3.31%
Portfolio Turnover Rate	23%	27%	11%	15%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.86	$12.53	$11.79	$12.10	$11.66	$12.12
Investment Operations
Net Investment Income	.156[1]	.345[1]	.381[1]	.404[1]	.408[1]	.423
Net Realized and Unrealized Gain (Loss) on Investments	.033	.327	.741	(.310)	.438	(.460)
Total from Investment Operations	.189	.672	1.122	.094	.846	(.037)
Distributions
Dividends from Net Investment Income	(.156)	(.342)	(.382)	(.404)	(.406)	(.423)
Distributions from Realized Capital Gains	(.083)	—	—	—	—	—
Total Distributions	(.239)	(.342)	(.382)	(.404)	(.406)	(.423)
Net Asset Value, End of Period	$12.81	$12.86	$12.53	$11.79	$12.10	$11.66
Total Return[2]	1.49%	5.44%	9.63%	0.80%	7.33%	-0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,040	$4,859	$4,371	$3,506	$3,419	$3,062
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.73%	3.10%	3.39%	3.39%	3.41%
Portfolio Turnover Rate	23%	27%	11%	15%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

California Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $200,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,830,209	—	5,830,209
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	334	—	—	334
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

California Long-Term Tax-Exempt Fund
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,445,424
Gross Unrealized Appreciation	386,751
Gross Unrealized Depreciation	(2,300)
Net Unrealized Appreciation (Depreciation)	384,451
E.	During the six months ended May 31, 2021, the fund purchased $1,628,910,000 of investment securities and sold $1,295,820,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended May 31, 2021, such purchases and sales were $303,280,000 and $253,530,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	115,831	9,054	273,963	21,632
Issued in Lieu of Cash Distributions	10,895	853	14,557	1,151
Redeemed	(103,773)	(8,131)	(280,578)	(22,598)
Net Increase (Decrease)—Investor Shares	22,953	1,776	7,942	185
Admiral Shares
Issued	528,291	41,335	1,099,697	87,283
Issued in Lieu of Cash Distributions	63,841	4,998	80,927	6,395
Redeemed	(393,485)	(30,844)	(796,681)	(64,629)
Net Increase (Decrease)—Admiral Shares	198,647	15,489	383,943	29,049
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard California Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q752 072021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-Free FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 16, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference